UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01880
The Income Fund of America
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2026
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class A
| AMECX
for the year ended July 31, 20
26
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	0.55%
Management's discussion of fund performance
The fund’s Class A shares gained 15.78% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-A.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class A (with sales charge) *	9.12%	7.16%	7.94%
The Income Fund of America — Class A (without sales charge) *	15.78%	8.43%	8.58%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-006-0926 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class C
| IFACX
for the year ended July 31, 20
2
6
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$140	1.30%
Management's discussion of fund performance
The fund’s Class C shares gained 14.96% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-C.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class C (with sales charge) *	13.96%	7.63%	7.92%
The Income Fund of America — Class C (without sales charge) *	14.96%	7.63%	7.92%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-006-0926 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class F-1
| IFAFX
for the year ended July 31, 20
26
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$67	0.62%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 15.72% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F1.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class F-1 *	15.72%	8.37%	8.50%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-006-0926 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class F-2
| AMEFX
for the year ended July 31, 202
6
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$39	0.36%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 16.03% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F2.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class F-2 *	16.03%	8.66%	8.78%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/
or
expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-006-0926 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class F-3
| FIFAX
for the year ended July 31, 20
26
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$27	0.25%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 16.14% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F3.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Income Fund of America — Class F-3 2	16.14%	8.77%	8.98%
S&P 500 Index 3	19.56%	12.86%	15.13%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	13.57%	8.24%	10.53%
Bloomberg U.S. Aggregate Index 3	2.71%	(0.40) %	1.75%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents w il
l be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-006-0926 © 2026 Capi
ta
l Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class 529-A
| CIMAX
for the year ended July 31, 20
26
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$63	0.58%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 15.80% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529A.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class 529-A (with sales charge) *	11.75%	7.64%	8.14%
The Income Fund of America — Class 529-A (without sales charge) *	15.80%	8.41%	8.52%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot inve st
directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
w
ith multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-006-0926 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class 529-C
| CIMCX
for the year ended July 31, 20
26
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$145	1.35%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 14.84% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529C.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class 529-C (with sales charge) *	13.84%	7.58%	8.12%
The Income Fund of America — Class 529-C (without sales charge) *	14.84%	7.58%	8.12%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-006-0926 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class 529-E
| CIMEX
for the year ended July 31, 20
26
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$89	0.83%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 15.47% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529E.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class 529-E *	15.47%	8.14%	8.27%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-006-0926 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class 529-F-2
| FAIFX
for the year ended July 31, 20
26
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$37	0.34%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 16.07% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F2.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Income Fund of America — Class 529-F-2 2	16.07%	8.68%	11.63%
S&P 500 Index 3	19.56%	12.86%	17.17%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	13.57%	8.24%	10.99%
Bloomberg U.S. Aggregate Index 3	2.71%	(0.40) %	(0.24) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically
be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-006-0926 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class 529-F-3
| FFIFX
for the year ended July 31, 20
26
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 33	0.31%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 16.07% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F3.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Income Fund of America — Class 529-F-3 2	16.07%	8.71%	11.67%
S&P 500 Index 3	19.56%	12.86%	17.17%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	13.57%	8.24%	10.99%
Bloomberg U.S. Aggregate Index 3	2.71%	(0.40) %	(0.24) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers an
d/or
expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-006-0926 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class R-1
| RIDAX
for the year ended July 31, 20
26
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$144	1.34%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 14.88% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R1.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-1 *	14.88%	7.60%	7.72%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be
mailed
to
shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-006-0926 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class R-2
| RIDBX
for the year ended July 31, 20
26
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$145	1.35%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 14.87% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-2 *	14.87%	7.59%	7.71%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would
prefer that your documents not be householded,
please
contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-006-0926 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class R-2E
| RIEBX
for the year ended July 31, 20
26
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$114	1.06%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 15.22% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2E.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-2E *	15.22%	7.90%	8.03%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of
most
shareholder
documents
will be
mailed
to shareholders
with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact
Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-006-0926 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class R-3
| RIDCX
for the year ended July 31, 20
26
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 97	0.90%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 15.43% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R3.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-3 *	15.43%	8.08%	8.20%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-006-0926 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class R-4
| RIDEX
for the year ended July 31, 20
26
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 66	0.61%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 15.74% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R4.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-4 *	15.74%	8.40%	8.52%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-006-0926 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class R-5E
| RIDHX
for the year ended July 31, 20
26
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 44	0.41%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 15.98% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5E.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-5E *	15.98%	8.60%	8.74%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-006-0926 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class R-5
| RIDFX
for the year ended July 31, 20
26
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 32	0.30%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 16.08% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-5 *	16.08%	8.72%	8.85%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-006-0926 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class R-6
| RIDGX
for the year ended July 31, 20
26
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 27	0.25%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 16.16% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R6.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-6 *	16.16%	8.77%	8.90%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%
Portfolio holdings by asset type (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-006-0926 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Charles E. Andrews, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
July 31, 2026	212,000	20,000	16,000	None
July 31, 2025	229,000	19,000	13,000	None
Adviser and Affiliates2
July 31, 2026	Not Applicable	1,690,000	1,000	137,000
July 31, 2025	Not Applicable	1,578,000	4,000	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
July 31, 2026	1,864,000
July 31, 2025	1,613,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The Investment Portfolio is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The Income Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended July 31, 2026
Lit. No. MFGEFP4-006-0926 © 2026 Capital Group. All rights reserved.

Investment portfolio July 31, 2026

Common stocks 69.39%	Shares	Value (000)
Financials 13.52%
Fifth Third Bancorp	26,564,377	$1,500,887
MS&AD Insurance Group Holdings, Inc.	42,286,900	1,308,700
JPMorgan Chase & Co.	3,669,626	1,290,938
CME Group, Inc., Class A	4,722,552	1,264,652
UniCredit SpA	10,948,620	1,030,359
Power Corp. of Canada, subordinate voting shares	11,619,225	794,038
DBS Group Holdings, Ltd.	13,105,477	756,417
Principal Financial Group, Inc.	6,000,000	682,200
NatWest Group PLC	70,233,448	668,090
American International Group, Inc.	8,500,000	667,930
HSBC Holdings PLC (GBP denominated)	30,133,517	640,052
Citizens Financial Group, Inc.	8,488,143	608,175
3i Group PLC	15,439,141	595,944
Progressive Corp.	2,811,719	594,454
Citigroup, Inc.	4,465,160	591,410
Carlyle Group, Inc. (The)	11,348,299	522,249
Ares Management Corp., Class A	3,666,921	469,696
Synchrony Financial	6,080,879	460,870
Morgan Stanley	2,103,197	442,555
Bank of America Corp.	6,895,126	427,153
Goldman Sachs Group, Inc.	379,335	386,307
AXA SA	7,381,189	382,512
B3 SA - Brasil, Bolsa, Balcao	119,916,230	372,110
CaixaBank SA, non-registered shares	25,519,080	369,754
Brookfield Asset Management, Ltd., Class A	7,125,198	344,860
Standard Chartered PLC (GBP denominated)	11,017,414	324,890
Credicorp, Ltd.	698,633	279,858
Huntington Bancshares, Inc.	14,431,465	245,912
Nordnet AB	6,000,000	229,989
Fidelity National Information Services, Inc.	4,757,600	212,998
KB Financial Group, Inc.	1,721,838	203,500
Aviva PLC	18,123,287	169,368
Macquarie Group, Ltd.	897,190	159,778
Apollo Asset Management, Inc.	1,182,784	148,546
Shinhan Financial Group Co., Ltd.	1,856,371	131,119
ICICI Bank, Ltd.	8,343,795	125,522
Skandinaviska Enskilda Banken AB, Class A	4,671,341	109,545
Bank Leumi le-Israel BM	3,728,419	88,304
AIA Group, Ltd.	8,619,200	87,100
Royal Bank of Canada	392,998	82,255
Qualitas Controladora, SAB de CV (a)	8,439,995	77,151
Blackstone, Inc.	449,261	57,393
Erste Group Bank AG	387,799	50,443
Bank Hapoalim BM	1,882,976	45,791
Ally Financial, Inc.	767,081	33,238
Brookfield Corp., Class A	311,295	13,239
Sberbank of Russia PJSC (b)	25,683,200	— (c)
		20,048,251

Health care 10.99%
Amgen, Inc.	7,758,812	2,988,384
CVS Health Corp.	23,692,996	2,474,260
UnitedHealth Group, Inc.	5,625,179	2,331,074
AbbVie, Inc.	8,590,236	2,155,634
Gilead Sciences, Inc.	15,498,550	2,018,066
Johnson & Johnson	5,099,246	1,307,192
Novo Nordisk AS, Class B	17,779,502	840,700
AstraZeneca PLC (GBP denominated)	4,541,614	773,200
Medtronic PLC	7,458,452	636,877
Roche Holding AG, nonvoting shares	1,030,148	450,566
Sanofi (a)	2,889,768	248,159

The Income Fund of America	1

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Rotech Healthcare, Inc. (b)(d)(e)(f)	543,172	$38,294
Keenova Therapeutics PLC (e)	297,305	29,218
Par Health, Inc. (e)(g)	297,305	1,890
		16,293,514

Energy 7.80%
EOG Resources, Inc.	18,415,781	2,738,242
Canadian Natural Resources, Ltd. (CAD denominated) (a)	40,270,006	1,918,344
TotalEnergies SE (EUR denominated)	13,556,478	1,194,647
TotalEnergies SE (a)	2,333,137	204,990
SLB, Ltd.	23,222,273	1,151,592
Chevron Corp.	4,551,017	895,777
Expand Energy Corp.	6,500,000	611,195
Baker Hughes Co., Class A	9,685,492	585,875
ConocoPhillips	4,830,657	581,998
Tourmaline Oil Corp.	6,569,285	290,120
Enbridge, Inc.	5,000,000	272,300
Diamondback Energy, Inc.	1,217,911	247,175
Viper Energy, Inc., Class A	5,512,187	245,899
Permian Resources Corp., Class A	11,121,000	236,988
TC Energy Corp. (CAD denominated)	2,668,721	179,711
ExxonMobil Holdings Corp.	883,470	137,327
Ascent CNR Corp., Class A (b)(f)	1,102,146	46,621
Shell PLC (EUR denominated)	458,998	21,023
Altera Infrastructure, LP (b)(e)	80,900	3,497
Mesquite Energy, Inc. (b)(e)	129,565	— (c)
		11,563,321

Consumer staples 7.22%
Philip Morris International, Inc.	18,553,469	3,540,373
Nestle SA	17,202,107	1,723,721
Coca-Cola Co.	15,177,439	1,329,392
Procter & Gamble Co.	8,368,793	1,209,207
Keurig Dr Pepper, Inc.	31,233,795	971,996
Hershey Co.	4,000,000	700,200
Bunge Global SA	4,624,333	491,243
Altria Group, Inc.	5,273,988	360,371
Target Corp.	1,983,000	286,524
Koninklijke Ahold Delhaize NV	2,174,107	86,143
		10,699,170

Utilities 6.00%
Southern Co. (The)	20,394,481	1,928,094
Exelon Corp.	39,057,324	1,789,607
FirstEnergy Corp.	24,393,426	1,178,446
National Grid PLC	68,246,825	1,094,558
Brookfield Infrastructure Partners, LP (CAD denominated)	18,529,681	774,840
Engie SA	23,343,298	729,756
Snam SpA	46,482,618	315,605
NextEra Energy, Inc.	3,220,104	279,892
DTE Energy Co.	1,891,727	268,379
SSE PLC	6,554,791	207,251
Public Service Enterprise Group, Inc.	1,750,000	134,190
CPFL Energia SA	10,301,000	93,761
Talen Energy Corp. (e)	175,287	58,563
Public Power Corp. SA	1,381,506	35,526
		8,888,468

Consumer discretionary 5.21%
Starbucks Corp.	13,912,613	1,464,303
Darden Restaurants, Inc. (d)	6,267,143	1,275,865
Home Depot, Inc.	3,434,772	1,140,207
Industria de Diseno Textil SA	15,877,723	1,033,382

2	The Income Fund of America

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
NIKE, Inc., Class B	16,614,197	$692,978
Compagnie Generale des Etablissements Michelin	17,000,000	685,536
Restaurant Brands International, Inc.	8,176,037	605,190
Vail Resorts, Inc. (a)(d)	2,232,470	333,487
Compagnie Financiere Richemont SA, Class A	888,595	209,825
Evolution AB (e)	1,300,000	99,416
Fuyao Glass Industry Group Co., Ltd., Class A	9,456,100	83,664
Hyundai Motor Co.	154,484	42,043
Aimbridge Topco, LLC (b)(e)	297,303	19,913
Midea Group Co., Ltd., Class H (a)	1,231,200	15,597
Barratt Redrow PLC	2,668,615	10,549
Mercedes-Benz Group AG	155,864	8,399
		7,720,354

Industrials 4.96%
BAE Systems PLC	57,971,817	1,636,074
Union Pacific Corp.	4,179,923	1,221,081
Deutsche Post AG	10,802,663	719,522
United Parcel Service, Inc., Class B	6,500,000	677,430
Lockheed Martin Corp.	814,957	474,908
3M Co.	2,181,535	384,561
Bureau Veritas SA	12,000,000	382,754
ITOCHU Corp.	30,000,000	379,749
Siemens AG	1,014,513	330,668
Norfolk Southern Corp.	818,000	274,423
Caterpillar, Inc.	240,507	195,967
L3Harris Technologies, Inc.	609,700	168,923
Techtronic Industries Co., Ltd.	8,597,500	144,709
RTX Corp.	597,652	128,627
Watsco, Inc.	339,018	104,858
Compagnie de Saint-Gobain SA, non-registered shares	953,469	89,367
Rexel SA	336,180	13,894
Volvo AB, Class B	317,546	12,149
General Dynamics Corp.	29,422	11,281
		7,350,945

Materials 4.41%
Vale SA, ordinary nominative shares	85,436,201	1,285,634
Vale SA (ADR), ordinary nominative shares	23,342,691	351,541
Agnico Eagle Mines, Ltd. (CAD denominated)	9,830,897	1,427,246
Smurfit Westrock PLC	15,472,417	711,267
Lundin Mining Corp.	24,403,237	604,228
Barrick Mining Corp.	16,415,500	602,941
Glencore PLC	54,801,540	401,053
Rio Tinto PLC	2,830,600	273,684
Southern Copper Corp.	1,061,414	193,931
LyondellBasell Industries NV	2,150,000	133,472
Endeavour Mining PLC	2,595,110	122,809
Aura Minerals, Inc.	2,196,709	119,874
Holcim, Ltd.	1,233,586	111,907
Westlake Corp.	925,000	65,213
Northern Star Resources, Ltd.	4,207,456	58,915
Solidcore Resources PLC (e)	6,162,000	55,458
Newmont Corp.	127,177	11,918
Nutrien, Ltd.	70,803	4,890
Venator Materials PLC (b)(d)(e)	53,540	— (c)
		6,535,981

Information technology 4.36%
Taiwan Semiconductor Manufacturing Co., Ltd.	25,509,170	1,914,036
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	601,499	243,156
Broadcom, Inc.	4,466,963	1,738,899
Microsoft Corp.	1,888,770	877,749

The Income Fund of America	3

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
MediaTek, Inc.	7,065,000	$815,987
International Business Machines Corp.	2,405,886	538,077
Diebold Nixdorf, Inc. (d)(e)	4,521,627	332,747
		6,460,651

Communication services 2.99%
Publicis Groupe SA	10,497,034	1,121,133
AT&T, Inc.	33,563,034	780,341
Singapore Telecommunications, Ltd.	211,593,200	732,562
Koninklijke KPN NV	145,656,749	690,500
Comcast Corp., Class A	19,713,401	472,333
Verizon Communications, Inc.	4,250,000	198,942
Bezeq - The Israel Telecommunication Corp., Ltd.	67,500,000	161,700
NetEase, Inc.	5,052,291	133,871
Orange	6,788,944	129,721
Informa PLC	1,120,627	13,378
Clear Channel Outdoor Holdings, Inc. (e)	152,827	370
		4,434,851

Real estate 1.93%
Simon Property Group, Inc. REIT	6,533,437	1,498,575
Ventas, Inc. REIT	5,901,726	551,870
American Tower Corp. REIT	2,112,020	366,140
Lamar Advertising Co. REIT, Class A	903,020	144,447
Crown Castle, Inc. REIT	1,580,000	120,554
Iron Mountain, Inc. REIT	600,000	73,392
Brixmor Property Group, Inc. REIT	2,079,681	65,531
Essential Properties Realty Trust, Inc. REIT	1,149,357	35,963
		2,856,472
Total common stocks (cost: $67,496,955,000)		102,851,978
Preferred securities 0.02%
Financials 0.02%
AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash perpetual cumulative preferred shares (b)(f)(h)	17,970	17,965
Citigroup, Inc., 10.475% preferred shares (i)	378,650	10,348
		28,313

Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (b)(e)(g)	3,260	6,368
Total preferred securities (cost: $30,538,000)		34,681
Rights & warrants 0.00%
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (b)(e)	28	— (c)
Total rights & warrants (cost: $0)		— (c)
Convertible stocks 1.53%
Industrials 0.74%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	16,298,191	1,088,882

Communication services 0.51%
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	7,873,553	395,252
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	7,183,607	360,330
		755,582

4	The Income Fund of America

Convertible stocks (continued)	Shares	Value (000)
Financials 0.15%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	5,207,215	$225,941

Utilities 0.13%
Southern Co. (The), Class A, convertible preferred shares, 7.125% 12/15/2028	4,000,000	198,600
Total convertible stocks (cost: $2,106,009,000)		2,269,005
Convertible bonds & notes 0.04%	Principal amount (000)
Communication services 0.04%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (h)	USD1,670	4,401
Live Nation Entertainment, Inc., convertible notes, 2.875% 1/15/2030	17,500	20,282
Live Nation Entertainment, Inc., convertible notes, 2.875% 10/15/2031 (g)	25,000	27,031
Total convertible bonds & notes (cost: $44,496,000)		51,714
Bonds, notes & other debt instruments 23.82%
Corporate bonds and notes 15.64%
Financials 2.94%
AerCap Ireland Capital DAC 2.45% 10/29/2026	9,166	9,126
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (g)	16,855	16,674
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028 (g)	30,500	30,653
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (g)	35,215	34,691
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (g)	48,120	48,861
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (g)	19,490	19,498
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (g)	32,970	33,196
Ally Financial, Inc. 8.00% 11/1/2031	1,200	1,328
American Express Co. 4.444% 5/3/2030 (USD-SOFR + 0.811% on 5/3/2029) (j)	3,000	2,971
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (j)	8,383	8,859
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (j)	5,898	5,895
American Express Co. 4.804% 10/24/2036 (USD-SOFR + 1.237% on 10/24/2035) (j)	3,000	2,844
American International Group, Inc. 5.125% 3/27/2033	3,981	3,953
Ameriprise Financial, Inc. 5.35% 6/15/2036	10,600	10,380
AmWINS Group, Inc. 6.375% 2/15/2029 (g)	17,335	17,416
AmWINS Group, Inc. 4.875% 6/30/2029 (g)	55,605	53,556
Apollo Debt Solutions BDC 6.90% 4/13/2029	7,463	7,633
Apollo Debt Solutions BDC 5.875% 8/30/2030	6,219	6,115
Apollo Debt Solutions BDC 5.70% 1/23/2031 (g)	11,485	11,184
Apollo Debt Solutions BDC 6.70% 7/29/2031	1,801	1,821
Apollo Debt Solutions BDC 6.55% 3/15/2032	15,237	15,291
Arch Capital Group, Ltd. 5.25% 6/15/2036	5,223	5,106
Arch Capital Group, Ltd. 5.95% 6/15/2056	7,603	7,327
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (g)	27,300	27,739
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (g)	24,085	23,982
Ares Capital Corp. 5.55% 1/15/2030	17,059	16,886
Aretec Group, Inc. 7.50% 4/1/2029 (g)	61,410	61,472
Aretec Group, Inc. 10.00% 8/15/2030 (g)	15,974	16,870
Asurion, LLC 8.375% 2/1/2034 (g)	22,155	20,203
Athene Global Funding 4.86% 8/27/2026 (g)	2,500	2,501
Athene Global Funding 5.133% 6/1/2029 (g)	16,878	16,862
Banco Bilbao Vizcaya Argentaria SA 4.968% 5/8/2031	20,200	19,994
Banco Nacional de Mexico SA, 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (g)(j)	14,005	13,812
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (j)	6,995	6,641
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (j)	4,185	3,989
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (j)	6,625	6,759
Bank of America Corp. 4.477% 4/23/2030 (USD-SOFR + 0.87% on 4/23/2029) (j)	6,000	5,935
Bank of America Corp. 3.194% 7/23/2030 (3-month USD CME Term SOFR + 1.442% on 7/23/2029) (j)	375	357
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (j)	2,300	2,160
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (j)	7,807	6,926
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (j)	14,425	14,038
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (j)	9,530	9,354
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (j)	1,759	1,540

The Income Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (j)	USD3,300	$2,910
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (j)	12,134	12,105
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (j)	2,829	2,911
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (j)	19,500	18,785
Bank of Ireland Group PLC 4.997% 11/12/2032 (USD-SOFR Index + 1.16% on 11/12/2031) (g)(j)	12,848	12,680
Banque Federative du Credit Mutuel 4.786% 7/9/2029 (g)	3,000	2,981
Banque Federative du Credit Mutuel 4.541% 1/15/2031 (g)	8,000	7,788
Banque Federative du Credit Mutuel 5.152% 7/9/2032 (USD-SOFR + 1.20% on 7/9/2031) (g)(j)	5,000	4,936
Barclays PLC 4.911% 6/26/2030 (USD-SOFR + 0.906% on 6/26/2029) (j)	10,000	9,948
Barclays PLC 5.102% 6/26/2032 (USD-SOFR + 1.136% on 6/26/2031) (j)	10,000	9,875
Barclays PLC 5.586% 6/26/2037 (USD-SOFR + 1.505% on 6/26/2036) (j)	15,000	14,642
BBVA Bancomer SA 5.40% 6/3/2031 (g)	25,000	24,864
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (g)(j)	3,295	3,377
Blackstone Private Credit Fund 4.00% 1/15/2029	3,418	3,276
Blackstone Private Credit Fund 5.95% 7/16/2029	28,052	28,036
Blackstone Private Credit Fund 5.25% 4/1/2030	3,418	3,303
Blackstone Private Credit Fund 6.25% 1/25/2031	11,106	11,077
Blackstone Private Credit Fund 5.35% 3/12/2031	34,407	32,908
Blackstone Private Credit Fund 5.95% 5/15/2031	27,329	26,772
Blackstone Private Credit Fund 6.00% 11/22/2034	35,920	34,158
Blackstone Secured Lending Fund 5.90% 5/21/2031	17,366	16,895
Block, Inc. 5.625% 8/15/2030 (g)	4,440	4,420
Block, Inc. 3.50% 6/1/2031	11,970	10,922
Block, Inc. 6.50% 5/15/2032	4,785	4,838
Block, Inc. 6.00% 8/15/2033 (g)	2,325	2,308
Blue Owl Capital Corp. 2.625% 1/15/2027	20,600	20,382
Blue Owl Capital Corp. 3.125% 4/13/2027	14,490	14,271
Blue Owl Capital Corp. 2.875% 6/11/2028	840	797
Blue Owl Credit Income Corp. 4.70% 2/8/2027	17,775	17,711
Blue Owl Credit Income Corp. 5.80% 3/15/2030	9,636	9,366
Blue Owl Credit Income Corp. 6.65% 3/15/2031	22,863	22,729
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (g)	10,343	10,216
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (g)(j)	8,362	7,901
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (g)(j)	18,600	18,829
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (g)(j)	476	478
BNP Paribas SA 4.916% 1/15/2034 (USD-SOFR + 1.294% on 1/15/2033) (g)(j)	3,731	3,618
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (g)(j)	1,500	1,554
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (g)(j)	6,029	6,039
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (g)(j)	19,243	18,800
BPCE SA 5.184% 6/2/2032 (USD-SOFR + 1.218% on 6/2/2031) (g)(j)	9,605	9,498
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (g)(j)	19,645	18,795
Brown & Brown, Inc. 4.90% 6/23/2030	21,232	21,045
Brown & Brown, Inc. 5.25% 6/23/2032	958	947
Brown & Brown, Inc. 5.55% 6/23/2035	10,443	10,246
Brown & Brown, Inc. 6.25% 6/23/2055	7,635	7,390
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (g)(j)	5,150	5,244
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (g)(j)	5,759	5,701
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (g)(j)	9,545	9,374
CaixaBank SA 5.402% 4/22/2037 (USD-SOFR + 1.53% on 4/22/2036) (g)(j)	1,362	1,322
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (j)	742	754
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (j)	4,870	4,841
Chubb INA Holdings, LLC 5.00% 3/15/2034	8,345	8,229
Chubb INA Holdings, LLC 5.30% 5/20/2036	8,606	8,524
Citi Bank, NA 4.554% 6/18/2029 (USD-SOFR + 0.595% on 6/18/2028) (j)	4,000	3,987
Citi Bank, NA 4.914% 5/29/2030	9,400	9,416
Citi Bank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (j)	10,000	9,884
Citigroup, Inc. 3.668% 7/24/2028 (3-month USD CME Term SOFR + 1.652% on 7/24/2027) (j)	700	693
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (j)	11,000	11,002
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (j)	8,380	8,429
Citigroup, Inc. 3.98% 3/20/2030 (3-month USD CME Term SOFR + 1.597% on 3/20/2029) (j)	457	446
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (j)	283	280
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (j)	48	45
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (j)	18,363	16,772
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (j)	1,525	1,490
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (j)	6,998	6,238

6	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (j)	USD8,978	$7,871
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (j)	1,950	1,975
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (j)	3,532	3,484
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (j)	18,020	18,386
CME Group, Inc. 3.75% 6/15/2028	5,875	5,811
Coinbase Global, Inc. 3.375% 10/1/2028 (g)	98,898	93,934
Coinbase Global, Inc. 3.625% 10/1/2031 (g)	56,004	48,469
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (g)	67,239	64,074
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (g)	25,972	23,850
Corebridge Financial, Inc. 3.65% 4/5/2027	7,215	7,174
Corebridge Financial, Inc. 3.85% 4/5/2029	7,448	7,255
Corebridge Financial, Inc. 3.90% 4/5/2032	2,303	2,139
Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,329
Corebridge Financial, Inc. 4.40% 4/5/2052	2,907	2,210
Corebridge Global Funding 4.80% 5/29/2029 (g)	15,033	14,992
CRC Insurance Group, LLC 7.125% 6/1/2031 (g)	13,490	13,471
Danske Bank A/S 4.999% 3/27/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.98% on 3/27/2031) (g)(j)	6,930	6,864
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (j)	5,200	5,154
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (j)	6,558	6,733
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (j)	8,775	9,133
Deutsche Bank AG 4.469% 12/10/2031 (USD-SOFR + 1.10% on 12/10/2030) (j)	4,500	4,388
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (j)	23,284	22,694
Deutsche Bank AG, 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (j)	34,859	34,453
Equitable America Global Funding 5.125% 6/15/2031 (g)	4,007	3,983
Equitable Holdings, Inc. 5.00% 4/20/2048	849	719
First-Citizens Bank & Trust Co. 5.097% 7/13/2029 (USD-SOFR + 1.146% on 7/13/2028) (j)	7,320	7,303
FS KKR Capital Corp. 7.50% 8/1/2031	51,202	51,307
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (j)	34,062	33,746
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (j)	12,600	12,569
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (j)	19,522	19,315
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (j)	3,858	3,866
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (j)	3,850	3,807
Goldman Sachs Group, Inc. 5.207% 1/28/2031 (USD-SOFR + 1.078% on 1/28/2030) (j)	800	803
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (j)	7,685	7,440
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (j)	4,308	4,182
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031) (j)	6,405	5,697
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (j)	31,365	30,947
Goldman Sachs Group, Inc. 5.24% 7/21/2032 (USD-SOFR + 1.17% on 7/21/2031) (j)	27,715	27,666
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (j)	8,268	7,823
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (j)	11,268	10,736
Goldman Sachs Group, Inc. 5.425% 6/3/2037 (USD-SOFR + 1.31% on 6/3/2036) (j)	4,000	3,909
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (j)	7,500	5,437
Goldman Sachs Group, Inc. 5.541% 1/21/2047 (USD-SOFR + 1.32% on 1/21/2046) (j)	16,500	15,204
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028	6,046	6,011
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	9,232	9,147
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	9,233	9,291
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	9,230	9,069
Goldman Sachs Private Credit Corp. 6.15% 6/16/2031 (g)	18,384	18,153
Hightower Holding, LLC 6.75% 4/15/2029 (g)	32,820	32,899
Hightower Holding, LLC 9.125% 1/31/2030 (g)	39,617	41,252
Howden UK Refinance PLC 7.25% 2/15/2031 (g)	26,210	25,978
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (g)	9,445	8,789
HPS Corporate Lending Fund 6.25% 9/30/2029	11,501	11,552
HPS Corporate Lending Fund 5.85% 6/5/2030	11,501	11,256
HPS Corporate Lending Fund 6.30% 8/19/2031 (g)	17,640	17,445
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (j)	243	251
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (j)	4,701	4,460
HSBC Holdings PLC 4.398% 3/10/2030 (USD-SOFR + 0.99% on 3/10/2029) (j)	33,785	33,320
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (j)	8,495	8,306
HSBC Holdings PLC 4.675% 3/10/2032 (USD-SOFR + 1.21% on 3/10/2031) (j)	16,535	16,148
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (j)	2,000	1,789
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (j)	1,922	1,709
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (j)	29,241	28,842
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (j)	1,110	1,068
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (j)	298	306

The Income Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
HUB International, Ltd. 5.625% 12/1/2029 (g)	USD25,020	$25,021
HUB International, Ltd. 7.25% 6/15/2030 (g)	22,698	23,383
HUB International, Ltd. 7.375% 1/31/2032 (g)	37,565	38,443
ING Bank NV 4.555% 7/7/2029 (g)	4,000	3,984
ING Bank NV 4.711% 7/7/2031 (g)	4,000	3,954
Intercontinental Exchange, Inc. 4.20% 3/15/2031	1,639	1,586
Intercontinental Exchange, Inc. 5.25% 6/15/2031	4,099	4,150
Intesa Sanpaolo SpA 3.875% 7/14/2027 (g)	6,150	6,116
Intesa Sanpaolo SpA 3.875% 1/12/2028 (g)	2,820	2,785
Intesa Sanpaolo SpA 5.00% 6/29/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 6/29/2029) (g)(j)	5,000	4,979
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (g)(j)	20,582	23,498
ION Platform Finance US, Inc. 4.625% 5/1/2028 (g)	2,516	2,353
ION Platform Finance US, Inc. 5.00% 5/1/2028 (g)	925	868
ION Platform Finance US, Inc. 8.75% 5/1/2029 (g)	53,720	50,099
ION Platform Finance US, Inc. 9.50% 5/30/2029 (g)	38,007	36,000
ION Platform Finance US, Inc. 9.00% 8/1/2029 (g)	34,738	32,410
ION Platform Finance US, Inc. 7.875% 9/30/2032 (g)	19,890	15,778
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (g)	45,895	43,637
Jackson National Life Global Funding 4.55% 9/9/2030 (g)	8,000	7,795
Jane Street Group, LLC 7.125% 4/30/2031 (g)	5,998	6,194
Jane Street Group, LLC 6.75% 5/1/2033 (g)	36,875	37,607
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (j)	2,070	2,075
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (j)	1,000	1,007
JPMorgan Chase & Co. 3.54% 5/1/2028 (3-month USD CME Term SOFR + 1.642% on 5/1/2027) (j)	350	347
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (j)	6,435	6,448
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (j)	5,200	5,190
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (j)	6,500	6,676
JPMorgan Chase & Co. 4.408% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (j)	8,964	8,845
JPMorgan Chase & Co., 4.864% 7/23/2030 (USD-SOFR + 0.845% on 7/23/2029) (j)	20,686	20,645
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (j)	7,515	7,441
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (j)	958	928
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (j)	4,276	3,739
JPMorgan Chase & Co. 2.58% 4/22/2032 (3-month USD CME Term SOFR + 1.25% on 4/22/2031) (j)	841	751
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (j)	10,000	9,786
JPMorgan Chase & Co., 5.041% 7/23/2032 (USD-SOFR + 1.015% on 7/23/2031) (j)	8,325	8,290
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (j)	3,550	3,122
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032) (j)	3,950	3,532
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (j)	4,835	4,796
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (j)	9,034	9,080
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (j)	2,950	2,802
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (j)	2,175	2,076
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (j)	20,519	19,904
JPMorgan Chase & Co., 5.803% 7/23/2041 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.25% on 7/23/2036) (j)	15,600	15,448
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (j)	7,070	7,050
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (g)(j)	2,400	2,437
Liberty Mutual Group, Inc. 4.569% 2/1/2029 (g)	2,929	2,903
Liberty Mutual Group, Inc. 5.25% 5/1/2036 (g)	3,627	3,515
LPL Holdings, Inc. 4.625% 11/15/2027 (g)	22,510	22,389
LPL Holdings, Inc. 4.00% 3/15/2029 (g)	19,120	18,571
LPL Holdings, Inc. 4.375% 5/15/2031 (g)	21,690	20,674
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	11,250	11,164
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	7,250	7,050
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	4,500	4,048
Mastercard, Inc. 4.60% 6/8/2031	5,000	4,948
Mastercard, Inc. 4.35% 1/15/2032	219	213
Mastercard, Inc. 4.85% 3/9/2033	33	33
Mastercard, Inc. 5.00% 6/8/2036	15,000	14,634
Metropolitan Life Global Funding I 5.05% 6/11/2027 (g)	3,000	3,019
Metropolitan Life Global Funding I 5.15% 3/28/2033 (g)	3,578	3,561
Mizuho Financial Group, Inc., 4.782% 7/13/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.68% on 7/13/2029) (j)	21,925	21,799

8	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Mizuho Financial Group, Inc. 1.979% 9/8/2031 (3-month USD CME Term SOFR + 1.532% on 9/8/2030) (j)	USD3,350	$2,962
Mizuho Financial Group, Inc., 4.965% 7/13/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/13/2031) (j)	21,551	21,299
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (j)	2,000	2,015
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (j)	6,423	6,457
Morgan Stanley 4.868% 7/12/2029 (USD-SOFR Index + 0.84% on 7/12/2028) (j)	33,277	33,281
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (j)	21,190	20,864
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (j)	22,714	22,339
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (j)	2,813	2,827
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (j)	22,295	21,922
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (j)	18,149	17,965
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (j)	2,100	2,105
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (j)	12,840	12,701
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (j)	1,212	1,218
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (j)	7,125	6,904
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (j)	8,510	8,263
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (j)	7,054	6,084
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (j)	25,526	24,952
Morgan Stanley 4.809% 4/16/2032 (USD-SOFR + 1.18% on 4/16/2031) (j)	29,466	28,909
Morgan Stanley 5.17% 7/14/2032 (USD-SOFR Index + 1.158% on 7/14/2031) (j)	17,830	17,767
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031) (j)	75	66
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (j)	16,539	15,686
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (j)	4,000	3,839
Morgan Stanley 5.296% 4/10/2037 (USD-SOFR + 1.41% on 4/16/2036) (j)	2,825	2,743
Morgan Stanley 5.605% 7/17/2037 (USD-SOFR + 1.429% on 7/17/2036) (j)	1,550	1,541
Morgan Stanley Bank, NA 4.788% 5/10/2030 (USD-SOFR Index + 0.974% on 5/10/2029) (j)	5,032	5,012
Nasdaq, Inc. 5.55% 2/15/2034	1,871	1,892
Nasdaq, Inc. 5.95% 8/15/2053	3,000	2,894
NatWest Group PLC 4.983% 6/18/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 6/18/2031) (j)	10,000	9,896
Navient Corp. 5.00% 3/15/2027	23,210	23,122
Navient Corp. 4.875% 3/15/2028	3,085	3,018
Navient Corp. 5.50% 3/15/2029	95,140	91,185
Navient Corp. 9.375% 7/25/2030	3,215	3,264
Navient Corp. 11.50% 3/15/2031	50,190	53,112
Navient Corp. 9.375% 10/15/2031	6,070	6,071
Navient Corp. 7.875% 6/15/2032	37,410	35,095
Navient Corp. 5.625% 8/1/2033	13,460	11,116
New York Life Global Funding 4.55% 1/28/2033 (g)	3,288	3,173
Northwestern Mutual Global Funding 1.75% 1/11/2027 (g)	8,500	8,411
Northwestern Mutual Life Insurance Co. (The) 6.05% 6/30/2056 (g)	15,000	14,641
OneMain Finance Corp. 3.50% 1/15/2027	4,000	3,970
OneMain Finance Corp. 3.875% 9/15/2028	9,644	9,325
OneMain Finance Corp. 6.625% 5/15/2029	31,150	31,570
OneMain Finance Corp. 5.375% 11/15/2029	15,380	15,038
OneMain Finance Corp. 7.875% 3/15/2030	26,250	27,193
OneMain Finance Corp. 6.125% 5/15/2030	33,983	33,793
OneMain Finance Corp. 7.50% 5/15/2031	6,010	6,164
OneMain Finance Corp. 7.125% 11/15/2031	34,750	35,237
OneMain Finance Corp. 7.125% 9/15/2032	26,010	26,315
OneMain Finance Corp. 6.50% 3/15/2033	22,440	21,922
OneMain Finance Corp. 6.75% 9/15/2033	18,850	18,570
Osaic Holdings, Inc. 6.75% 8/1/2032 (g)	35,920	36,067
Osaic Holdings, Inc. 8.00% 8/1/2033 (g)	31,048	31,524
Oxford Finance, LLC 7.75% 5/15/2031 (g)	10,465	10,376
PayPal Holdings, Inc. 2.65% 10/1/2026	957	954
PayPal Holdings, Inc. 2.30% 6/1/2030	674	616
PennyMac Financial Services, Inc. 4.25% 2/15/2029 (g)	4,915	4,661
PennyMac Financial Services, Inc. 7.875% 12/15/2029 (g)	6,410	6,586
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (g)	32,290	30,889
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (g)	24,030	22,821
PNC Financial Services Group, Inc., 5.463% 7/21/2037 (USD-SOFR + 1.267% on 7/21/2036) (j)	1,319	1,306
Progressive Corp. 4.60% 3/26/2031	1,618	1,596
Progressive Corp. 5.15% 3/26/2036	12,406	12,151
Prudential Financial, Inc. 4.35% 2/25/2050	5,205	4,052
Prudential Financial, Inc. 3.70% 3/13/2051	755	524

The Income Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Rocket Cos., Inc. 6.125% 8/1/2031 (g)	USD19,390	$19,489
Rocket Cos., Inc. 7.125% 2/1/2032 (g)	13,930	14,288
Rocket Mortgage, LLC 3.625% 3/1/2029 (g)	6,645	6,360
Royal Bank of Canada, 4.612% 5/3/2032 (USD-SOFR + 1.01% on 5/3/2031) (j)	1,149	1,126
Ryan Specialty, LLC 4.375% 2/1/2030 (g)	30,295	29,289
Ryan Specialty, LLC 5.875% 8/1/2032 (g)	22,280	21,987
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027) (j)	5,250	5,201
Santander Holdings USA, Inc. 5.473% 3/20/2029 (USD-SOFR + 1.61% on 3/20/2028) (j)	14,895	15,017
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028) (j)	1,861	1,914
Santander Holdings USA, Inc. 5.04% 6/5/2030 (USD-SOFR + 1.104% on 6/5/2029) (j)	17,000	16,919
SLM Corp. 6.50% 1/31/2030	2,775	2,809
SMBC Aviation Capital Finance Designated Activity Co. 4.95% 7/23/2029 (g)	1,083	1,081
SMBC Aviation Capital Finance Designated Activity Co. 5.20% 7/23/2031 (g)	3,000	2,988
SMBC Aviation Capital Finance Designated Activity Co. 5.55% 4/3/2034 (g)	4,000	3,965
SMBC Aviation Capital Finance Designated Activity Co. 5.70% 7/23/2036 (g)	2,000	1,979
Societe Generale SA 4.857% 7/7/2029 (USD-SOFR + 0.855% on 7/7/2028) (g)(j)	6,000	5,978
Starwood Property Trust, Inc. 7.25% 4/1/2029 (g)	17,565	18,121
Starwood Property Trust, Inc. 6.50% 7/1/2030 (g)	14,100	14,342
Starwood Property Trust, Inc. 6.50% 10/15/2030 (g)	21,170	21,476
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (g)	20,158	20,020
Stellantis Financial Services US Corp. 5.80% 6/15/2031 (g)	15,573	15,283
Sumitomo Mitsui Financial Group, Inc., 4.934% 7/7/2032 (USD-SOFR + 1.05% on 7/7/2031) (j)	4,680	4,625
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (g)(j)	1,400	1,388
Synchrony Bank 5.625% 8/23/2027	9,000	9,088
Synchrony Financial 5.019% 7/29/2029 (USD-SOFR + 1.395% on 7/29/2028) (j)	2,874	2,867
Synchrony Financial 5.45% 10/15/2030 (USD-SOFR + 1.346% on 10/15/2029) (j)	9,568	9,583
Synchrony Financial 6.276% 7/31/2037 (USD-SOFR + 2.029% on 7/31/2036) (j)	4,390	4,391
T. Rowe Price Oha Select Private Credit Fund 6.50% 7/2/2031 (g)	17,000	16,767
Travelers Cos., Inc. 4.95% 7/24/2031	1,350	1,349
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (j)	3,163	3,313
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (j)	7,250	7,241
UBS AG 4.302% 3/16/2029 (USD-SOFR + 0.81% on 3/16/2028) (j)	8,000	7,958
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (g)(j)	6,000	5,997
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027) (g)(j)	1,407	1,409
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (g)(j)	1,725	1,707
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (g)(j)	1,325	1,339
UBS Group AG 4.214% 4/10/2030 (USD-SOFR + 0.84% on 4/10/2029) (g)(j)	8,000	7,847
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (g)(j)	3,050	2,957
UniCredit SpA 4.625% 4/12/2027 (g)	600	601
USI, Inc. 7.50% 1/15/2032 (g)	9,555	9,764
Visa, Inc. 4.10% 2/12/2031	16,500	16,203
Voyager Parent, LLC 9.25% 7/1/2032 (g)	32,370	34,409
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (j)	7,575	7,634
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (j)	13,148	12,913
Wells Fargo & Co. 4.577% 5/20/2029 (USD-SOFR + 0.72% on 5/20/2028) (j)	5,000	4,984
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (j)	7,250	7,134
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (j)	23,141	21,722
Wells Fargo & Co. 2.572% 2/11/2031 (USD-SOFR + 1.262% on 2/11/2030) (j)	7,350	6,770
Wells Fargo & Co. 4.844% 5/20/2032 (USD-SOFR + 0.97% on 5/20/2031) (j)	30,750	30,339
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (j)	10,750	11,416
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (j)	4,000	3,818
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (j)	9,400	8,416
Westpac Banking Corp. 2.963% 11/16/2040	4,325	3,115
		4,351,842

Consumer discretionary 2.15%
Acushnet Co. 5.625% 12/1/2033 (g)	1,440	1,415
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,125	1,132
Advance Auto Parts, Inc. 3.90% 4/15/2030	8,270	7,741
Advance Auto Parts, Inc. 3.50% 3/15/2032	1,524	1,335

10	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	USD855	$766
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	930	887
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	239	211
Allied Universal Holdco, LLC 4.625% 6/1/2028 (g)	22,900	22,606
Allied Universal Holdco, LLC 6.00% 6/1/2029 (g)	23,230	23,045
Allied Universal Holdco, LLC 6.875% 6/15/2030 (g)	7,180	7,341
Allied Universal Holdco, LLC 7.875% 2/15/2031 (g)	3,415	3,548
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (g)	23,452	23,985
Amazon.com, Inc. 4.10% 11/20/2030	12,250	11,870
Amazon.com, Inc. 4.55% 3/13/2033	10,794	10,432
Amazon.com, Inc. 4.35% 3/20/2033	12,250	11,701
Amazon.com, Inc. 4.65% 11/20/2035	19,942	18,797
Amazon.com, Inc. 4.875% 3/13/2036	7,941	7,603
Amazon.com, Inc. 5.45% 11/20/2055	18,492	16,221
Amazon.com, Inc. 5.80% 3/13/2056	2,042	1,879
Amazon.com, Inc. 6.10% 7/9/2056	2,500	2,403
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (g)	48,325	46,896
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (g)	4,555	4,342
Boyd Gaming Corp. 4.75% 12/1/2027	22,590	22,480
Boyd Gaming Corp. 4.75% 6/15/2031 (g)	10,920	10,433
Boyne USA, Inc. 4.75% 5/15/2029 (g)	31,780	30,902
Brightstar Lottery PLC 5.75% 1/15/2033 (g)	8,725	8,424
Caesars Entertainment, Inc. 4.625% 10/15/2029 (g)	22,645	21,532
Caesars Entertainment, Inc. 7.00% 2/15/2030 (g)	36,005	36,146
Caesars Entertainment, Inc. 6.50% 2/15/2032 (g)	45,000	43,041
Caesars Entertainment, Inc. 6.00% 10/15/2032 (g)	29,475	25,880
Carnival Corp., Ltd. 4.00% 8/1/2028 (g)	1,995	1,955
Carnival Corp., Ltd. 5.125% 5/1/2029 (g)	14,865	14,757
Carnival Corp., Ltd. 7.00% 8/15/2029 (g)	9,630	9,974
Carnival Corp., Ltd. 5.75% 3/15/2030 (g)	16,370	16,408
Carnival Corp., Ltd. 5.75% 8/1/2032 (g)	54,175	53,743
Carnival Corp., Ltd. 6.125% 2/15/2033 (g)	13,720	13,730
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (g)	20,605	21,564
Cyprium Corp. 6.125% 4/15/2031 (g)	19,640	19,515
Cyprium Corp. 6.375% 4/15/2034 (g)	14,410	14,233
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (g)	11,599	11,646
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (g)	1,108	1,116
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (g)	3,825	3,624
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (g)	6,460	6,494
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (g)	14,370	14,476
Fertitta Entertainment, LLC 4.625% 1/15/2029 (g)	37,058	36,053
Fertitta Entertainment, LLC 6.75% 1/15/2030 (g)	3,010	2,958
First Student Bidco, Inc. 4.00% 7/31/2029 (g)	38,200	36,693
Ford Motor Co. 3.25% 2/12/2032	88,550	77,463
Ford Motor Credit Co., LLC 4.271% 1/9/2027	8,820	8,804
Ford Motor Credit Co., LLC 5.85% 5/17/2027	4,000	4,028
Ford Motor Credit Co., LLC 4.95% 5/28/2027	4,500	4,502
Ford Motor Credit Co., LLC 4.125% 8/17/2027	6,910	6,858
Ford Motor Credit Co., LLC 3.815% 11/2/2027	1,350	1,330
Ford Motor Credit Co., LLC 6.798% 11/7/2028	4,244	4,370
Ford Motor Credit Co., LLC 5.80% 3/8/2029	19,330	19,460
Ford Motor Credit Co., LLC 4.97% 4/6/2029	1,780	1,760
Ford Motor Credit Co., LLC 5.113% 5/3/2029	4,350	4,307
Ford Motor Credit Co., LLC 5.875% 11/7/2029	17,805	17,956
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,925	2,015
Ford Motor Credit Co., LLC 5.73% 9/5/2030	34,331	34,356
Ford Motor Credit Co., LLC 4.00% 11/13/2030	51,645	48,225
Ford Motor Credit Co., LLC 6.05% 3/5/2031	53,551	54,016
Ford Motor Credit Co., LLC 5.42% 4/9/2031	11,552	11,373
Ford Motor Credit Co., LLC 3.625% 6/17/2031	21,447	19,470
Ford Motor Credit Co., LLC 6.054% 11/5/2031	114,398	115,090
Ford Motor Credit Co., LLC 6.532% 3/19/2032	56,470	57,912
Ford Motor Credit Co., LLC 5.753% 4/6/2033	47,892	47,076
Ford Motor Credit Co., LLC 7.122% 11/7/2033	56,228	59,242
Ford Motor Credit Co., LLC 6.125% 3/8/2034	59,265	59,097
Ford Motor Credit Co., LLC 6.50% 2/7/2035	20,880	21,128

The Income Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 5.869% 10/31/2035	USD112,761	$108,868
Ford Motor Credit Co., LLC 6.467% 5/22/2036	40,605	40,738
Gap, Inc. 3.625% 10/1/2029 (g)	2,507	2,360
Gap, Inc. 3.875% 10/1/2031 (g)	1,670	1,514
General Motors Co. 6.60% 4/1/2036	5,110	5,387
General Motors Co. 6.75% 4/1/2046	12,230	12,480
General Motors Financial Co., Inc. 4.75% 4/6/2029	3,585	3,571
General Motors Financial Co., Inc. 5.35% 1/7/2030	18,010	18,172
General Motors Financial Co., Inc. 4.60% 1/8/2031	1,500	1,466
General Motors Financial Co., Inc. 5.90% 1/7/2035	32,462	32,800
General Motors Financial Co., Inc. 5.45% 1/8/2036	23,083	22,556
Genting New York, LLC 7.25% 10/1/2029 (g)	3,560	3,644
Grand Canyon University 4.375% 10/1/2026	2,500	2,503
Great Canadian Gaming Corp. 8.75% 11/15/2029 (g)	5,025	5,076
Group 1 Automotive, Inc. 6.375% 1/15/2030 (g)	12,220	12,285
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	30,661	30,242
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (g)	22,520	21,146
Hilton Domestic Operating Co., Inc. 5.75% 9/15/2033 (g)	31,890	31,619
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (g)	9,045	8,866
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (g)	17,560	17,037
Home Depot, Inc. 1.50% 9/15/2028	5,000	4,712
Home Depot, Inc. 2.95% 6/15/2029	5,000	4,788
Home Depot, Inc. 1.875% 9/15/2031	6,250	5,423
Home Depot, Inc. 5.95% 4/1/2041	12,500	12,838
Home Depot, Inc. 4.50% 12/6/2048	601	490
Home Depot, Inc. 5.30% 6/25/2054	8,500	7,656
Hyatt Hotels Corp. 5.05% 3/30/2028	7,086	7,114
Hyatt Hotels Corp. 5.75% 3/30/2032	6,694	6,815
Hyundai Capital America 1.65% 9/17/2026 (g)	950	947
Hyundai Capital America 3.00% 2/10/2027 (g)	19,500	19,350
Hyundai Capital America 4.85% 3/25/2027 (g)	25,000	25,057
Hyundai Capital America 4.875% 6/23/2027 (g)	1,334	1,339
Hyundai Capital America 5.275% 6/24/2027 (g)	12,573	12,664
Hyundai Capital America 2.375% 10/15/2027 (g)	400	389
Hyundai Capital America 4.60% 4/6/2028 (g)	9,195	9,165
Hyundai Capital America 4.90% 6/23/2028 (g)	11,406	11,410
Hyundai Capital America 2.10% 9/15/2028 (g)	4,125	3,896
Hyundai Capital America 4.25% 1/8/2029 (g)	6,745	6,642
Hyundai Capital America 4.75% 6/18/2029 (g)	7,914	7,862
Hyundai Capital America 5.30% 1/8/2030 (g)	18,000	18,135
Hyundai Capital America 5.10% 6/24/2030 (g)	9,959	9,936
Hyundai Capital America 4.50% 9/18/2030 (g)	1,043	1,016
Hyundai Capital America 5.40% 1/8/2031 (g)	1,995	2,010
Hyundai Capital America 5.00% 4/7/2031 (g)	5,588	5,531
Hyundai Capital America 5.00% 6/18/2031 (g)	5,349	5,290
International Game Technology PLC 5.25% 1/15/2029 (g)	38,300	37,879
KB Home 7.25% 7/15/2030	10,295	10,446
Kontoor Brands, Inc. 4.125% 11/15/2029 (g)	5,180	4,965
Las Vegas Sands Corp. 5.65% 5/18/2033	7,000	6,921
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (g)	45,987	44,897
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (g)	22,295	23,240
Levi Strauss & Co. 3.50% 3/1/2031 (g)	42,030	38,819
Light and Wonder International, Inc. 7.25% 11/15/2029 (g)	3,107	3,160
Light and Wonder International, Inc. 7.50% 9/1/2031 (g)	7,895	8,137
Light and Wonder International, Inc. 6.25% 10/1/2033 (g)	21,235	20,874
Lithia Motors, Inc. 3.875% 6/1/2029 (g)	37,385	35,916
Lithia Motors, Inc. 5.50% 10/1/2030 (g)	19,365	19,100
Lithia Motors, Inc. 4.375% 1/15/2031 (g)	4,550	4,311
Macy’s Retail Holdings, LLC 7.375% 8/1/2033 (g)	2,900	3,021
Marriott International, Inc. 4.90% 4/15/2029	2,504	2,513
Marriott International, Inc. 4.50% 5/1/2033	3,235	3,088
Marriott International, Inc. 2.75% 10/15/2033	3,220	2,754
McDonalds Corp. 4.60% 9/9/2032	1,790	1,766
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (g)	11,330	11,236
MGM Resorts International 5.50% 4/15/2027	3,617	3,623
Newell Brands, Inc. 8.50% 6/1/2028 (g)	15,130	15,801

12	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Newell Brands, Inc. 6.625% 9/15/2029	USD22,945	$23,236
Newell Brands, Inc. 6.375% 5/15/2030	24,145	24,425
Newell Brands, Inc. 6.625% 5/15/2032	24,710	25,017
Newell Brands, Inc. 7.375% 4/1/2036	4,510	4,548
Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028 (g)	19,362	18,474
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028 (g)	9,883	9,183
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028 (g)	9,310	9,506
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (g)	43,665	42,674
Nissan Motor Acceptance Corp. 6.95% 9/15/2026 (g)	1,860	1,864
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (g)	17,890	17,830
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (g)	17,914	17,621
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (g)	42,905	43,983
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (g)	17,952	16,646
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (g)	55,940	57,813
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (g)	68,175	71,995
Party City Holdings, Inc. 0% 8/27/2030 (b)	31,139	623
Penske Automotive Group, Inc. 3.75% 6/15/2029	7,275	6,951
RHP Hotel Properties, LP 7.25% 7/15/2028 (g)	15,445	15,741
RHP Hotel Properties, LP 4.50% 2/15/2029 (g)	22,335	21,895
RHP Hotel Properties, LP 6.50% 6/15/2033 (g)	17,660	17,984
RHP Hotel Properties, LP 5.75% 3/15/2034 (g)	4,015	3,934
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (g)	2,000	2,017
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (g)	5,495	5,516
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (g)	15,000	15,125
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	20,444	19,578
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	20,312	19,677
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	19,952	18,750
Sally Holdings, LLC 6.75% 4/1/2032	34,980	35,666
Sands China, Ltd. 2.30% 3/8/2027	1,477	1,457
Scientific Games Holdings, LP 6.625% 3/1/2030 (g)	4,495	3,644
Service Corp. International 4.00% 5/15/2031	7,200	6,736
Service Corp. International 5.75% 10/15/2032	11,135	11,058
Six Flags Entertainment Corp. 8.625% 1/15/2032 (g)	8,980	9,089
Somnigroup International, Inc. 4.00% 4/15/2029 (g)	4,625	4,448
Sonic Automotive, Inc. 4.625% 11/15/2029 (g)	53,085	51,737
Sonic Automotive, Inc. 4.875% 11/15/2031 (g)	46,860	44,784
Starbucks Corp. 5.00% 2/15/2034	588	579
Station Casinos, LLC 6.625% 3/15/2032 (g)	9,665	9,772
Toyota Motor Credit Corp. 1.90% 1/13/2027	8,500	8,411
Toyota Motor Credit Corp. 4.05% 3/13/2029	10,859	10,713
Toyota Motor Credit Corp. 4.60% 3/11/2033	7,989	7,728
Travel + Leisure Co. 4.50% 12/1/2029 (g)	18,020	17,372
Universal Entertainment Corp. 9.875% 8/1/2029 (g)	3,430	3,287
Vail Resorts, Inc. 5.625% 7/15/2030 (d)(g)	10,760	10,719
Vail Resorts, Inc. 6.50% 5/15/2032 (d)(g)	23,660	23,971
Valvoline, Inc. 3.625% 6/15/2031 (g)	28,499	25,999
Volkswagen Group of America Finance, LLC 4.45% 9/11/2027 (g)	8,000	7,974
Volkswagen Group of America Finance, LLC 4.55% 9/11/2028 (g)	8,000	7,939
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (g)	4,276	4,260
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (g)	6,880	7,190
Whirlpool Corp. 6.125% 6/15/2030	10,405	9,464
Whirlpool Corp. 7.50% 7/1/2031 (g)	11,065	11,024
Whirlpool Corp. 7.875% 7/1/2034 (g)	16,905	16,024
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (g)	20,505	20,089
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (g)	6,275	6,112
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (g)	3,745	3,717
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (g)	16,206	16,992
		3,189,604

Communication services 1.90%
Alphabet, Inc. 4.10% 2/15/2031	4,251	4,122
Alphabet, Inc. 4.40% 2/15/2033	2,425	2,327
Alphabet, Inc. 4.70% 11/15/2035	7,899	7,524
Alphabet, Inc. 4.80% 2/15/2036	4,675	4,487
Alphabet, Inc. 5.65% 2/15/2056	2,979	2,753

The Income Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Alphabet, Inc. 5.30% 5/15/2065	USD1,167	$990
Alphabet, Inc. 5.75% 2/15/2066	1,300	1,180
Altice France 6.50% 4/15/2032 (g)	52,433	50,789
Altice France 6.875% 7/15/2032 (g)	13,835	13,441
AT&T, Inc. 1.65% 2/1/2028	5,925	5,668
AT&T, Inc. 4.75% 4/30/2033	20,687	19,863
AT&T, Inc. 5.40% 2/15/2034	2,557	2,541
AT&T, Inc. 3.50% 9/15/2053	9,669	5,847
British Telecommunications, Ltd. 9.625% 12/15/2030	3,261	3,813
CCO Holdings, LLC 5.00% 2/1/2028 (g)	7,395	7,307
CCO Holdings, LLC 5.375% 6/1/2029 (g)	1,295	1,258
CCO Holdings, LLC 4.75% 3/1/2030 (g)	21,307	19,921
CCO Holdings, LLC 4.50% 8/15/2030 (g)	41,075	37,510
CCO Holdings, LLC 4.25% 2/1/2031 (g)	97,303	86,223
CCO Holdings, LLC 4.75% 2/1/2032 (g)	51,985	45,463
CCO Holdings, LLC 4.50% 5/1/2032	79,314	68,452
CCO Holdings, LLC 7.00% 2/1/2033 (g)	19,655	18,856
CCO Holdings, LLC 4.50% 6/1/2033 (g)	72,844	62,033
CCO Holdings, LLC 4.25% 1/15/2034 (g)	54,629	44,660
CCO Holdings, LLC 7.375% 2/1/2036 (g)	18,695	17,798
Charter Communications Operating, LLC 6.55% 6/1/2034	1,023	1,012
Charter Communications Operating, LLC 5.85% 12/1/2035	41,997	39,239
Charter Communications Operating, LLC 3.50% 3/1/2042	29,526	19,584
Charter Communications Operating, LLC 4.80% 3/1/2050	16,901	11,831
Charter Communications Operating, LLC 3.70% 4/1/2051	63,939	37,831
Charter Communications Operating, LLC 3.90% 6/1/2052	69,855	41,996
Charter Communications Operating, LLC 5.25% 4/1/2053	11,829	8,700
Charter Communications Operating, LLC 6.70% 12/1/2055	13,897	12,275
Charter Communications Operating, LLC 3.95% 6/30/2062	12,500	6,822
Charter Communications Operating, LLC 5.50% 4/1/2063	8,889	6,337
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (g)	24,535	24,593
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (g)	2,400	2,407
Comcast Corp. 5.65% 6/1/2054	1,000	852
Connect Finco SARL 9.00% 9/15/2029 (g)	155,161	162,955
Connect Holding II, LLC 10.50% 4/3/2031 (g)	36,061	35,321
DIRECTV Financing, LLC 5.875% 8/15/2027 (g)	5,176	5,177
DIRECTV Financing, LLC 8.875% 2/1/2030 (g)	43,450	44,292
DIRECTV Financing, LLC 10.00% 2/15/2031 (g)	19,575	20,473
Discovery Communications, LLC 4.125% 5/15/2029	725	713
Discovery Global Holdings, Inc. 3.755% 3/15/2027	1,752	1,742
Discovery Global Holdings, Inc. 4.054% 3/15/2029	17,874	17,570
Discovery Global Holdings, Inc. 4.279% 3/15/2032	82,895	73,717
Discovery Global Holdings, Inc. 5.05% 3/15/2042	104,007	72,545
Discovery Global Holdings, Inc. 5.141% 3/15/2052	5,073	3,237
EchoStar Corp. 10.75% 11/30/2029	45,378	49,110
EchoStar Corp. 6.75% Cash 11/30/2030 (h)	24,861	25,245
Embarq, LLC 7.995% 6/1/2036	78,221	19,555
Gray Media, Inc. 10.50% 7/15/2029 (g)	49,467	52,201
Gray Media, Inc. 4.75% 10/15/2030 (g)	18,529	14,338
Gray Media, Inc. 5.375% 11/15/2031 (g)	55,179	41,062
Gray Media, Inc. 9.625% 7/15/2032 (g)	49,166	49,733
Lamar Media Corp. 3.625% 1/15/2031	25,415	23,579
Lamar Media Corp. 5.375% 11/1/2033 (g)	26,620	25,893
Ligado Networks, LLC 17.50% PIK 11/1/2023 (g)(h)(k)	36,552	16,631
Lindblad Expeditions, LLC 7.00% 9/15/2030 (g)	2,345	2,415
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (g)	36,840	36,679
Meta Platforms, Inc. 4.60% 11/15/2032	17,833	17,171
Meta Platforms, Inc. 4.875% 11/15/2035	83,121	78,012
Meta Platforms, Inc. 5.25% 5/15/2036	23,177	22,231
Meta Platforms, Inc. 5.50% 11/15/2045	56,227	48,686
Meta Platforms, Inc. 6.20% 5/15/2046	5,000	4,696
Meta Platforms, Inc. 5.40% 8/15/2054	13,000	10,592
Meta Platforms, Inc. 5.625% 11/15/2055	11,673	9,773
Meta Platforms, Inc. 6.30% 5/15/2056	4,008	3,682
Meta Platforms, Inc. 5.75% 11/15/2065	45,162	37,279
News Corp. 3.875% 5/15/2029 (g)	13,000	12,529

14	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Nexstar Media, Inc. 4.75% 11/1/2028 (g)	USD107,725	$105,697
Nexstar Media, Inc. 6.50% 9/15/2033 (g)	81,340	80,994
Nexstar Media, Inc. 7.25% 4/15/2034 (g)	53,067	53,229
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (g)	7,560	7,839
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (g)	8,985	9,471
Orange 4.75% 1/13/2033 (g)	9,245	8,934
Orange 5.75% 1/13/2056 (g)	595	562
SBA Tower Trust 1.631% 11/15/2026 (g)	23,592	23,385
Scripps Escrow II, Inc. 3.875% 1/15/2029 (g)	12,000	10,976
Sinclair Television Group, Inc. 8.125% 2/15/2033 (g)	24,070	24,713
Sirius XM Radio, LLC 5.00% 8/1/2027 (g)	8,332	8,325
Sirius XM Radio, LLC 4.00% 7/15/2028 (g)	63,125	61,447
Sirius XM Radio, LLC 5.50% 7/1/2029 (g)	12,905	12,856
Sirius XM Radio, LLC 4.125% 7/1/2030 (g)	68,223	63,808
Sirius XM Radio, LLC 3.875% 9/1/2031 (g)	114,520	103,402
Sirius XM Radio, LLC 5.875% 4/15/2032 (g)	31,545	30,975
Snap, Inc. 6.875% 3/1/2033 (g)	32,175	31,452
Space Exploration Technologies Corp. 5.35% 7/15/2031 (g)	22,280	21,694
Space Exploration Technologies Corp. 5.65% 7/15/2033 (g)	28,348	27,173
Space Exploration Technologies Corp. 5.875% 7/15/2036 (g)	27,250	25,473
Space Exploration Technologies Corp. 6.60% 7/15/2046 (g)	3,720	3,320
Space Exploration Technologies Corp. 6.65% 7/15/2056 (g)	8,179	7,245
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	3,752	3,548
T-Mobile USA, Inc. 4.95% 3/15/2028	5,224	5,247
T-Mobile USA, Inc. 5.30% 5/15/2035	6,362	6,226
T-Mobile USA, Inc. 4.95% 11/15/2035	1,583	1,501
T-Mobile USA, Inc. 3.40% 10/15/2052	3,839	2,342
Univision Communications, Inc. 4.50% 5/1/2029 (g)	70,479	66,795
Univision Communications, Inc. 7.375% 6/30/2030 (g)	28,826	28,722
Univision Communications, Inc. 8.50% 7/31/2031 (g)	2,365	2,361
Univision Communications, Inc. 9.375% 8/1/2032 (g)	51,550	51,527
Univision Communications, Inc. 8.875% 4/15/2033 (g)	18,700	18,120
Verizon Communications, Inc. 2.55% 3/21/2031	4,318	3,884
Verizon Communications, Inc. 2.355% 3/15/2032	7,841	6,792
Verizon Communications, Inc. 4.75% 1/15/2033	5,984	5,798
Verizon Communications, Inc. 5.05% 5/9/2033	3,816	3,775
Verizon Communications, Inc. 5.25% 4/2/2035	10,953	10,683
Verizon Communications, Inc. 5.00% 1/15/2036	14,053	13,335
Verizon Communications, Inc. 5.401% 7/2/2037	382	370
Verizon Communications, Inc. 3.40% 3/22/2041	8,500	6,308
Verizon Communications, Inc. 2.85% 9/3/2041	501	342
Verizon Communications, Inc. 5.75% 11/30/2045	4,227	3,907
Verizon Communications, Inc. 5.875% 11/30/2055	6,578	6,013
Verizon Communications, Inc. 2.987% 10/30/2056	3,235	1,769
Verizon Communications, Inc. 6.00% 11/30/2065	3,615	3,285
Versant Media Group, Inc. 7.25% 1/30/2031 (g)	20,360	21,004
WMG Acquisition Corp. 3.75% 12/1/2029 (g)	4,771	4,558
WMG Acquisition Corp. 3.875% 7/15/2030 (g)	30,599	28,841
WMG Acquisition Corp. 3.00% 2/15/2031 (g)	7,235	6,633
		2,823,795

Energy 1.84%
Antero Midstream Partners, LP 5.375% 6/15/2029 (g)	17,795	17,749
Antero Midstream Partners, LP 6.625% 2/1/2032 (g)	2,430	2,475
Antero Midstream Partners, LP 5.75% 7/1/2034 (g)	18,060	17,712
APA Corp. 5.35% 7/1/2049	1,060	893
Archrock Partners, LP 6.625% 9/1/2032 (g)	3,520	3,572
Archrock Services, LP 6.00% 2/1/2034 (g)	14,785	14,477
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027 (g)	959	1,017
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (g)	24,790	24,717
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (g)	25,230	25,378
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (g)	13,715	13,784
Baker Hughes Holdings, LLC 4.486% 5/1/2030	1,400	1,381
Beusa Investments, LLC 7.00% 8/1/2031 (g)	2,140	2,093
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (g)	36,675	35,730

The Income Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Blue Racer Midstream, LLC 7.00% 7/15/2029 (g)	USD4,095	$4,204
Blue Racer Midstream, LLC 7.25% 7/15/2032 (g)	3,045	3,130
Borr IHC, Ltd. 8.75% 1/15/2032 (g)	7,132	6,984
Borr IHC, Ltd. 9.00% 1/15/2034 (g)	6,751	6,618
Bristow Group, Inc. 6.75% 2/1/2033 (g)	2,925	2,930
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	200	199
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	534	455
Caturus Energy, LLC 8.50% 2/15/2030 (g)	9,105	9,435
Caturus Energy, LLC 7.125% 5/15/2031 (g)	5,765	5,722
Cheniere Energy Partners, LP 5.35% 11/30/2036 (g)	4,265	4,151
Cheniere Energy Partners, LP 6.05% 11/30/2056 (g)	2,349	2,257
Cheniere Energy, Inc. 4.625% 10/15/2028	22,775	22,683
Chord Energy Corp. 6.75% 3/15/2033 (g)	20,320	20,708
CITGO Petroleum Corp. 8.375% 1/15/2029 (g)	18,890	19,449
CNX Midstream Partners, LP 4.75% 4/15/2030 (g)	8,065	7,736
CNX Resources Corp. 7.375% 1/15/2031 (g)	25,699	26,328
CNX Resources Corp. 7.25% 3/1/2032 (g)	28,215	29,036
CNX Resources Corp. 5.875% 3/1/2034 (g)	9,300	9,016
Comstock Resources, Inc. 6.75% 3/1/2029 (g)	17,580	17,322
Comstock Resources, Inc. 5.875% 1/15/2030 (g)	15,035	14,175
Constellation Oil Services Holding SA 9.375% 11/7/2029 (g)	54,400	57,446
Constellation Oil Services Holding SA 9.375% 11/7/2029	3,460	3,654
Constellation Oil Services Holding SA 7.70% 8/3/2033 (g)	34,880	35,142
Crescent Energy Finance, LLC 7.625% 4/1/2032 (g)	11,750	11,883
Crescent Energy Finance, LLC 7.875% 4/15/2032 (g)	15,465	15,758
Crescent Energy Finance, LLC 7.375% 1/15/2033 (g)	32,175	32,342
Crescent Energy Finance, LLC 8.375% 1/15/2034 (g)	13,055	13,478
Devon Energy Corp. 4.50% 1/15/2030	3,138	3,105
Devon Energy Corp. 5.20% 9/15/2034	3,183	3,132
Diamondback Energy, Inc. 5.75% 4/18/2054	4,482	4,173
DT Midstream, Inc. 4.125% 6/15/2029 (g)	8,935	8,721
DT Midstream, Inc. 4.375% 6/15/2031 (g)	9,670	9,262
Ecopetrol SA 8.875% 1/13/2033	30,810	33,294
Energy Transfer, LP 7.375% 2/1/2031 (g)	14,441	14,838
Eni SpA 5.25% 5/18/2036 (g)	13,655	13,183
Eni SpA 6.00% 5/18/2056 (g)	10,820	10,223
Enterprise Products Operating, LLC 5.20% 1/15/2036	1,567	1,542
Enterprise Products Operating, LLC 3.20% 2/15/2052	400	251
EOG Resources, Inc. 4.40% 1/15/2031	1,673	1,641
EOG Resources, Inc. 5.65% 12/1/2054	4,909	4,590
Equinor ASA 4.25% 11/23/2041	3,000	2,561
Exxon Mobil Corp. 2.44% 8/16/2029	65	61
FORESEA Holding SA 7.50% 6/15/2030	1,142	1,135
Genesis Energy, LP 8.25% 1/15/2029	28,935	29,856
Genesis Energy, LP 8.875% 4/15/2030	31,359	32,752
Genesis Energy, LP 7.875% 5/15/2032	22,295	23,037
Genesis Energy, LP 6.75% 3/15/2034	14,310	14,279
Global Partners, LP 8.25% 1/15/2032 (g)	7,690	8,021
Global Partners, LP 7.125% 7/1/2033 (g)	5,730	5,807
Green Palm Bidco SARL 5.957% 6/30/2041 (g)	6,174	6,054
Harvest Midstream I, LP 7.50% 5/15/2032 (g)	18,570	19,051
Harvest Midstream I, LP 6.75% 5/15/2034 (g)	29,660	29,792
Hess Midstream Operations, LP 5.875% 3/1/2028 (g)	5,150	5,178
Hess Midstream Operations, LP 5.125% 6/15/2028 (g)	14,435	14,385
Hess Midstream Operations, LP 6.50% 6/1/2029 (g)	7,135	7,279
Hess Midstream Operations, LP 4.25% 2/15/2030 (g)	5,020	4,810
Hess Midstream Operations, LP 5.50% 10/15/2030 (g)	8,545	8,545
Hilcorp Energy I, LP 5.75% 2/1/2029 (g)	1,410	1,408
Hilcorp Energy I, LP 6.00% 4/15/2030 (g)	17,350	17,226
Hilcorp Energy I, LP 6.00% 2/1/2031 (g)	25,185	24,565
Hilcorp Energy I, LP 6.25% 4/15/2032 (g)	3,840	3,730
Hilcorp Energy I, LP 8.375% 11/1/2033 (g)	18,035	18,932
Hilcorp Energy I, LP 6.875% 5/15/2034 (g)	5,350	5,244
Infinity Natural Resources, LLC 7.625% 4/1/2031 (g)	9,050	9,034
Kinder Morgan Energy Partners, LP 4.70% 11/1/2042	33,265	28,216
Kinder Morgan Energy Partners, LP 5.00% 3/1/2043	20,000	17,576

16	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Kinder Morgan, Inc. 5.00% 2/1/2029	USD3	$3
Kinder Morgan, Inc. 5.40% 2/1/2034	890	893
Kinder Morgan, Inc. 5.45% 8/1/2052	264	235
Kodiak Gas Services, LLC 5.875% 4/1/2031 (g)	4,385	4,338
Kodiak Gas Services, LLC 6.50% 10/1/2033 (g)	1,760	1,759
Kodiak Gas Services, LLC 6.75% 10/1/2035 (g)	4,320	4,355
Magnolia Oil & Gas Operating, LLC 6.625% 8/15/2034 (g)	2,630	2,632
Matador Resources Co. 6.50% 4/15/2032 (g)	11,845	11,829
Matador Resources Co. 6.25% 4/15/2033 (g)	10,760	10,592
Matador Resources Co. 6.00% 4/15/2034 (g)	3,380	3,271
Mesquite Energy, Inc. 7.25% 2/15/2023 (b)(g)(k)	5,374	— (c)
MPLX, LP 5.40% 9/15/2035	2,372	2,326
Murphy Oil Corp. 6.00% 10/1/2032	5,070	5,024
Murphy Oil USA, Inc. 5.875% 6/1/2034 (g)	20,000	19,832
Nabors Industries, Inc. 9.125% 1/31/2030 (g)	38,225	40,073
Nabors Industries, Inc. 7.625% 11/15/2032 (g)	40,965	41,811
New Fortress Energy, Inc. 6.50% 9/30/2026 (g)(k)	13,935	2,289
NFE Brazil Financing, Ltd. 12.00% PIK 6/19/2029 (g)(h)	110,644	99,856
NFE Financing, LLC 12.00% 11/15/2029 (g)(k)	296,698	96,979
Noble Finance II, LLC 8.00% 4/15/2030 (g)	25,966	26,857
Noble Finance II, LLC 6.25% 6/15/2034 (g)	16,125	15,668
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (g)	39,610	40,845
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (g)	27,325	27,366
NuStar Logistics, LP 5.625% 4/28/2027	6,754	6,778
Occidental Petroleum Corp. 8.875% 7/15/2030	34,900	38,922
Occidental Petroleum Corp. 6.625% 9/1/2030	21,621	22,682
Occidental Petroleum Corp. 5.375% 1/1/2032	23,000	23,131
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (g)	16,998	16,887
Permian Resources Operating, LLC 5.875% 7/1/2029 (g)	650	651
Permian Resources Operating, LLC 7.00% 1/15/2032 (g)	12,880	13,341
Permian Resources Operating, LLC 6.25% 2/1/2033 (g)	14,965	15,242
Petroleos Mexicanos 6.49% 1/23/2027	2,663	2,683
Petroleos Mexicanos 6.50% 3/13/2027	9,370	9,434
Petroleos Mexicanos 5.35% 2/12/2028	4,967	4,954
Petroleos Mexicanos 6.50% 1/23/2029	865	878
Petroleos Mexicanos 8.75% 6/2/2029	32,208	34,270
Petroleos Mexicanos 6.84% 1/23/2030	25,862	26,270
Petroleos Mexicanos 5.95% 1/28/2031	54,032	52,959
Petroleos Mexicanos 6.70% 2/16/2032	123,631	123,409
Petroleos Mexicanos 10.00% 2/7/2033	18,000	20,794
Petroleos Mexicanos 6.625% 6/15/2035	12,000	11,390
Petroleos Mexicanos 6.95% 1/28/2060	11,660	9,414
Plains All American Pipeline, LP 3.80% 9/15/2030	450	430
Raizen Fuels Finance SA 6.25% 7/8/2032 (k)	22,560	12,010
Range Resources Corp. 4.75% 2/15/2030 (g)	4,415	4,301
Saturn Oil & Gas, Inc. 8.50% 7/30/2031 (g)	6,065	6,086
Saudi Arabian Oil Co. 4.00% 2/2/2029 (g)	11,435	11,214
Saudi Arabian Oil Co. 4.375% 2/2/2031 (g)	33,866	32,685
Saudi Arabian Oil Co. 5.00% 2/2/2036 (g)	2,793	2,685
Saudi Arabian Oil Co. 6.00% 2/2/2056 (g)	2,500	2,294
Schlumberger Investment SA 4.55% 5/7/2031	4,965	4,894
Schlumberger Investment SA 4.80% 5/7/2033	6,946	6,823
Schlumberger Investment SA 5.15% 5/7/2036	9,165	8,971
SM Energy Co. 8.375% 7/1/2028 (g)	16,625	16,988
SM Energy Co. 6.50% 7/15/2028	2,975	2,979
SM Energy Co. 8.625% 11/1/2030 (g)	7,165	7,525
SM Energy Co. 8.75% 7/1/2031 (g)	31,405	32,849
SM Energy Co. 9.625% 6/15/2033 (g)	5,980	6,581
SM Energy Co. 6.625% 4/15/2034 (g)	15,155	15,071
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	2,952	2,944
Suburban Propane Partners, LP 5.00% 6/1/2031 (g)	6,125	5,774
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (g)	19,570	20,334
Sunoco, LP 5.875% 3/15/2028	12,700	12,712
Sunoco, LP 7.00% 9/15/2028 (g)	14,945	15,213
Sunoco, LP 7.00% 5/1/2029 (g)	10,240	10,469
Sunoco, LP 4.50% 5/15/2029	14,670	14,289

The Income Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Sunoco, LP 4.50% 10/1/2029 (g)	USD1,735	$1,681
Sunoco, LP 4.50% 4/30/2030	6,950	6,709
Sunoco, LP 4.625% 5/1/2030 (g)	5,545	5,342
Sunoco, LP 5.625% 3/15/2031 (g)	7,715	7,619
Sunoco, LP 7.25% 5/1/2032 (g)	1,385	1,429
Sunoco, LP 6.25% 7/1/2033 (g)	14,590	14,634
Sunoco, LP 5.875% 3/15/2034 (g)	8,715	8,535
Sunoco, LP 5.625% 7/15/2034 (g)	9,140	8,843
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (g)(j)	14,755	15,134
Talos Production, Inc. 9.375% 2/1/2031 (g)	13,725	14,479
Talos Production, Inc. 8.00% 7/15/2034 (g)	24,895	25,156
Tidewater, Inc. 9.125% 7/15/2030 (g)	4,155	4,444
TotalEnergies Capital SA 5.275% 9/10/2054	7,500	6,702
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	21,927	21,420
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	4,504	4,371
Transocean International, Ltd. 8.25% 5/15/2029 (g)	9,080	9,366
Transocean International, Ltd. 8.75% 2/15/2030 (g)	1,183	1,229
Transocean International, Ltd. 8.50% 5/15/2031 (g)	14,395	15,020
Transocean International, Ltd. 7.875% 10/15/2032 (g)	2,435	2,538
USA Compression Partners, LP 6.25% 10/1/2033 (g)	17,450	17,183
Valero Energy Corp. 4.00% 4/1/2029	5,000	4,907
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (g)	20,300	19,317
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (g)	9,201	9,378
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (g)	40,865	37,878
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (g)	3,150	2,765
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (g)	4,575	4,524
Venture Global LNG, Inc. 7.00% 1/15/2030 (g)	16,110	16,374
Venture Global LNG, Inc. 8.375% 6/1/2031 (g)	75,260	77,842
Venture Global LNG, Inc. 9.875% 2/1/2032 (g)	21,190	22,570
Venture Global LNG, Inc. 6.375% 12/15/2034 (g)	8,635	8,415
Venture Global LNG, Inc. 6.625% 6/15/2036 (g)	19,425	19,049
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (g)	15,889	16,151
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (g)	22,745	24,690
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (g)	15,050	15,537
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (g)	14,695	15,163
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (g)	14,885	16,506
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (g)	34,780	36,422
Weatherford International, Ltd. 8.625% 4/30/2030 (g)	31,671	31,993
Weatherford International, Ltd. 6.75% 10/15/2033 (g)	12,475	12,636
		2,722,702

Health care 1.50%
1261229 B.C., Ltd. 10.00% 4/15/2032 (g)	81,588	83,470
Abbott Laboratories 4.30% 3/15/2033	12,500	11,981
Abbott Laboratories 4.65% 3/15/2036	16,750	15,919
AbbVie, Inc. 4.125% 3/15/2031	3,587	3,478
AbbVie, Inc. 4.95% 3/15/2031	20,925	21,027
AbbVie, Inc. 4.40% 3/15/2033	6,409	6,178
AbbVie, Inc. 5.05% 3/15/2034	1,050	1,042
AbbVie, Inc. 4.55% 3/15/2035	6,750	6,410
AbbVie, Inc. 5.20% 3/15/2035	5,093	5,076
AbbVie, Inc. 4.75% 3/15/2036	2,287	2,189
AbbVie, Inc. 5.35% 3/15/2044	375	352
AbbVie, Inc. 4.75% 3/15/2045	1,203	1,040
AbbVie, Inc. 5.40% 3/15/2054	10,500	9,617
AbbVie, Inc. 5.60% 3/15/2055	3,451	3,264
AbbVie, Inc. 5.55% 3/15/2056	3,463	3,233
Accendra Health, Inc. 9.00% 6/15/2032 (g)	78,982	75,441
Accendra Health, Inc. 9.75% 6/15/2033 (g)	31,657	21,289
Accendra Health, Inc. 9.75% 6/15/2033 (g)	29,755	19,192
Adapthealth, LLC 6.125% 8/1/2028 (g)	420	420
Adapthealth, LLC 4.625% 8/1/2029 (g)	9,880	9,533
Adapthealth, LLC 5.125% 3/1/2030 (g)	4,380	4,226
Amgen, Inc. 4.20% 2/19/2031	8,914	8,656

18	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Amgen, Inc. 5.25% 3/2/2033	USD15,668	$15,707
Amgen, Inc. 4.85% 2/19/2036	10,066	9,651
Amgen, Inc. 5.60% 3/2/2043	6,753	6,477
Amgen, Inc. 5.50% 2/19/2046	14,298	13,331
Amgen, Inc. 5.65% 3/2/2053	1,756	1,633
Amgen, Inc. 5.65% 2/19/2056	13,979	13,058
Amgen, Inc. 4.40% 2/22/2062	3,249	2,412
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,612	5,354
AstraZeneca Finance, LLC 4.90% 2/26/2031	4,050	4,066
AstraZeneca Finance, LLC 5.00% 2/26/2034	8,375	8,300
Avantor Funding, Inc. 4.625% 7/15/2028 (g)	13,775	13,593
Avantor Funding, Inc. 3.875% 11/1/2029 (g)	29,725	28,375
Bausch + Lomb Corp. 8.375% 10/1/2028 (g)	17,435	17,893
Bausch Health Americas, Inc. 8.50% 1/31/2027 (g)	43,355	43,138
Bausch Health Cos., Inc. 5.00% 1/30/2028 (g)	9,860	8,940
Bausch Health Cos., Inc. 4.875% 6/1/2028 (g)	289	269
Bausch Health Cos., Inc. 5.25% 1/30/2030 (g)	13,220	8,967
Bausch Health Cos., Inc. 5.25% 2/15/2031 (g)	4,610	2,812
Baxter International, Inc. 1.915% 2/1/2027	4,235	4,175
Baxter International, Inc. 2.272% 12/1/2028	5,534	5,201
Baxter International, Inc. 4.45% 2/15/2029	369	364
Baxter International, Inc. 4.90% 12/15/2030	1,984	1,947
Baxter International, Inc. 5.65% 12/15/2035	404	395
Bayer US Finance II, LLC 4.40% 7/15/2044 (g)	13,090	10,135
Bayer US Finance, LLC 6.125% 11/21/2026 (g)	9,951	9,987
Bayer US Finance, LLC 6.25% 1/21/2029 (g)	5,902	6,071
Bayer US Finance, LLC 5.375% 7/20/2033 (g)	8,322	8,224
Bayer US Finance, LLC 5.625% 7/20/2036 (g)	11,105	10,910
Bayer US Finance, LLC 6.375% 7/20/2056 (g)	4,000	3,870
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (g)	15,710	15,334
Bristol-Myers Squibb Co. 5.20% 2/22/2034	11,275	11,326
Bristol-Myers Squibb Co. 5.55% 2/22/2054	1,500	1,394
Cencora, Inc. 4.60% 2/13/2033	3,500	3,388
Cencora, Inc. 4.90% 2/13/2036	2,358	2,258
Centene Corp. 4.25% 12/15/2027	15,797	15,747
Centene Corp. 2.45% 7/15/2028	15,555	14,773
Centene Corp. 4.625% 12/15/2029	41,931	40,704
Centene Corp. 3.375% 2/15/2030	22,933	21,224
Centene Corp. 3.00% 10/15/2030	8,350	7,510
Centene Corp. 2.50% 3/1/2031	60,465	52,611
Centene Corp. 2.625% 8/1/2031	21,207	18,389
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (g)	27,840	27,333
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (g)	900	885
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (g)	38,125	35,231
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (g)	5,082	4,537
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (g)	15,894	16,785
Cigna Group (The) 5.25% 1/15/2036	12,500	12,263
CVS Health Corp. 5.00% 1/30/2029	6,409	6,447
CVS Health Corp. 5.40% 6/1/2029	7,561	7,682
CVS Health Corp. 5.55% 6/1/2031	7,012	7,155
CVS Health Corp. 5.00% 9/15/2032	526	521
CVS Health Corp. 5.70% 6/1/2034	8,598	8,713
CVS Health Corp. 5.45% 9/15/2035	895	886
CVS Health Corp. 6.20% 9/15/2055	2,500	2,436
DaVita, Inc. 4.625% 6/1/2030 (g)	14,595	14,077
DaVita, Inc. 3.75% 2/15/2031 (g)	20,865	19,260
DaVita, Inc. 6.875% 9/1/2032 (g)	4,710	4,844
DaVita, Inc. 6.75% 7/15/2033 (g)	18,385	18,865
Elevance Health, Inc. 5.20% 2/15/2035	2,213	2,179
Elevance Health, Inc. 5.125% 2/15/2053	1,296	1,103
Elevance Health, Inc. 5.70% 9/15/2055	12,750	11,818
Eli Lilly and Co. 5.10% 2/12/2035	14,179	14,133
Eli Lilly and Co. 4.90% 10/15/2035	3,000	2,937
Eli Lilly and Co. 4.85% 5/20/2036	10,000	9,687
Eli Lilly and Co. 5.55% 10/15/2055	1,259	1,192
Encompass Health Corp. 4.50% 2/1/2028	6,873	6,805

The Income Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Encompass Health Corp. 4.75% 2/1/2030	USD4,560	$4,463
Encompass Health Corp. 5.875% 6/1/2034 (g)	7,255	7,187
Endo Finance Holdings, LP 8.50% 4/15/2031 (g)	40,740	42,932
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	2,726	2,728
Gilead Sciences, Inc. 5.25% 10/15/2033	7,353	7,425
Gilead Sciences, Inc. 5.55% 10/15/2053	3,059	2,873
HCA, Inc. 5.30% 5/15/2036	15,000	14,554
Humana, Inc. 5.375% 4/15/2031	6,292	6,320
Humana, Inc. 5.55% 5/1/2035	10,618	10,443
Humana, Inc. 5.75% 4/15/2054	2,916	2,598
IQVIA, Inc. 5.00% 5/15/2027 (g)	11,510	11,502
IQVIA, Inc. 6.50% 5/15/2030 (g)	37,505	38,240
IQVIA, Inc. 6.25% 6/1/2032 (g)	23,110	23,436
Jazz Securities DAC 4.375% 1/15/2029 (g)	14,125	13,837
Medline Borrower, LP 6.25% 4/1/2029 (g)	8,061	8,208
Medline Borrower, LP 5.25% 10/1/2029 (g)	31,235	30,965
Medline Borrower, LP 5.00% 6/15/2031 (g)	8,025	7,919
Medline Borrower, LP 5.25% 6/15/2033 (g)	4,944	4,867
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	5,455	5,437
Molina Healthcare, Inc. 4.375% 6/15/2028 (g)	25,995	25,460
Molina Healthcare, Inc. 3.875% 11/15/2030 (g)	14,335	13,266
Molina Healthcare, Inc. 6.50% 2/15/2031 (g)	24,615	24,872
Molina Healthcare, Inc. 3.875% 5/15/2032 (g)	90,353	80,857
Molina Healthcare, Inc. 6.25% 1/15/2033 (g)	46,680	46,192
Novant Health, Inc. 3.168% 11/1/2051	5,000	3,147
Novartis Capital Corp. 4.90% 3/18/2036	2,561	2,490
Novartis Capital Corp. 5.60% 3/18/2046	104	101
Novartis Capital Corp. 5.70% 3/18/2056	381	368
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	8,425	8,010
Pfizer, Inc. 4.50% 11/15/2032	16,500	16,071
Pfizer, Inc. 5.60% 11/15/2055	3,000	2,846
Pfizer, Inc. 5.70% 11/15/2065	2,000	1,865
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (g)(h)	42,813	42,520
Radiology Partners, Inc. 8.50% 7/15/2032 (g)	65,015	68,404
Rede D’Or Finance SARL 4.95% 1/17/2028	200	198
Rede D’Or Finance SARL 4.50% 1/22/2030	400	378
Roche Holdings, Inc. 4.203% 9/9/2029 (g)	6,953	6,874
Roche Holdings, Inc. 4.592% 9/9/2034 (g)	3,703	3,575
Summa Health 3.511% 11/15/2051	2,150	1,501
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (g)	42,450	42,635
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	16,803	16,471
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	1,547	1,494
Tenet Healthcare Corp. 5.125% 11/1/2027	21,110	21,110
Tenet Healthcare Corp. 4.625% 6/15/2028	5,630	5,577
Tenet Healthcare Corp. 6.125% 10/1/2028	12,250	12,264
Tenet Healthcare Corp. 4.25% 6/1/2029	17,140	16,632
Tenet Healthcare Corp. 6.75% 5/15/2031	14,510	14,808
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	19,453	19,395
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	47,053	46,995
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	172,346	175,859
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	116,440	116,160
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	18,636	19,876
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	5,075	5,626
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	19,755	20,134
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	2,625	1,936
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	37,860	38,358
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	2,397	2,318
UnitedHealth Group, Inc. 5.15% 7/15/2034	7,300	7,244
UnitedHealth Group, Inc. 5.30% 6/15/2035	11,177	11,188
UnitedHealth Group, Inc. 5.625% 7/15/2054	9,300	8,669
UnitedHealth Group, Inc. 5.95% 6/15/2055	9,877	9,689
		2,230,087

20	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology 1.11%
Accenture Capital, Inc. 4.25% 10/4/2031	USD8,263	$7,961
Accenture Capital, Inc. 4.50% 10/4/2034	7,868	7,393
Amphenol Corp. 4.625% 2/15/2036	13,297	12,538
Amphenol Corp. 5.30% 11/15/2055	6,575	5,939
Analog Devices, Inc. 5.05% 4/1/2034	3,616	3,585
Analog Devices, Inc. 5.30% 4/1/2054	4,974	4,508
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (g)	10,710	10,480
Black Pearl Compute, LLC 6.125% 2/15/2031 (g)	21,245	21,236
Broadcom, Inc. 4.35% 2/15/2030	3,269	3,191
Broadcom, Inc. 5.15% 11/15/2031	938	936
Broadcom, Inc. 4.55% 2/15/2032	911	878
Broadcom, Inc. 4.80% 10/15/2034	929	877
Broadcom, Inc. 5.20% 7/15/2035	14,887	14,300
Broadcom, Inc. 3.187% 11/15/2036	239	190
Cisco Systems, Inc. 5.10% 2/24/2035	17,098	16,918
Cloud Software Group, LLC 6.50% 3/31/2029 (g)	50,210	49,106
Cloud Software Group, LLC 9.00% 9/30/2029 (g)	86,755	85,077
Cloud Software Group, LLC 8.25% 6/30/2032 (g)	24,400	23,102
Cloud Software Group, LLC 6.625% 8/15/2033 (g)	19,205	16,761
CoreWeave, Inc. 9.25% 6/1/2030 (g)	20,225	18,922
CoreWeave, Inc. 9.75% 10/1/2031 (g)	49,535	44,990
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (d)(g)	113,485	118,095
Ellucian Holdings, Inc. 6.50% 12/1/2029 (g)	12,955	12,490
Entegris, Inc. 3.625% 5/1/2029 (g)	30,000	28,555
Fair Isaac Corp. 4.00% 6/15/2028 (g)	7,655	7,404
Fair Isaac Corp. 6.00% 5/15/2033 (g)	60,725	58,810
Hughes Satellite Systems Corp. 5.25% 8/1/2036	149,996	110,172
Hughes Satellite Systems Corp. 6.625% 8/1/2036	133,471	57,172
Intel Corp. 4.65% 6/1/2031	4,419	4,322
Intel Corp. 5.00% 8/15/2033	3,450	3,355
Intel Corp. 5.30% 5/15/2036	3,675	3,550
Intel Corp. 3.05% 8/12/2051	3,040	1,785
Intel Corp. 5.60% 2/21/2054	10,509	9,196
Intel Corp. 6.125% 5/15/2056	3,000	2,817
Meridian Arc Holdco, LLC 6.25% 4/30/2031 (g)	20,440	19,659
Microchip Technology, Inc. 5.05% 3/15/2029	5,450	5,469
NCR Atleos Corp. 9.50% 4/1/2029 (g)	59,983	63,645
NCR Voyix Corp. 5.125% 4/15/2029 (g)	4,281	4,154
NVIDIA Corp. 4.95% 6/15/2036	5,500	5,265
Oracle Corp. 3.25% 11/15/2027	5,000	4,887
Oracle Corp. 4.95% 2/4/2031	38,461	36,747
Oracle Corp. 5.25% 2/3/2032	4,500	4,306
Oracle Corp. 4.80% 9/26/2032	44,000	40,512
Oracle Corp. 6.25% 11/9/2032	25,176	24,993
Oracle Corp. 5.35% 5/4/2033	12,865	12,096
Oracle Corp. 3.90% 5/15/2035	18,000	14,721
Oracle Corp. 5.20% 9/26/2035	47,577	42,719
Oracle Corp. 5.70% 2/4/2036	57,513	53,284
Oracle Corp. 3.65% 3/25/2041	4,007	2,720
Oracle Corp. 5.875% 9/26/2045	37,430	30,738
Oracle Corp. 6.55% 2/4/2046	16,630	14,729
Oracle Corp. 3.60% 4/1/2050	7,211	4,137
Oracle Corp. 6.00% 8/3/2055	10,956	8,794
Oracle Corp. 5.95% 9/26/2055	31,264	24,864
Oracle Corp. 6.70% 2/4/2056	85,124	75,138
Oracle Corp. 3.85% 4/1/2060	2,885	1,622
Oracle Corp. 4.10% 3/25/2061	2,884	1,687
Oracle Corp. 6.10% 9/26/2065	17,012	13,381
Oracle Corp. 6.85% 2/4/2066	40,000	35,230
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (g)	29,516	28,630
SE Cosmos, LLC 8.875% 5/1/2031 (g)	40,820	40,305
Synaptics, Inc. 4.00% 6/15/2029 (g)	3,700	3,637
Synopsys, Inc. 4.85% 4/1/2030	7,467	7,428
Synopsys, Inc. 5.15% 4/1/2035	8,029	7,794
Synopsys, Inc. 5.70% 4/1/2055	4,101	3,765
UKG, Inc. 6.875% 2/1/2031 (g)	13,825	13,552

The Income Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Unisys Corp. 10.625% 1/15/2031 (g)	USD19,143	$18,006
Viasat, Inc. 5.625% 4/15/2027 (g)	95,464	95,343
Viasat, Inc. 6.50% 7/15/2028 (g)	27,508	27,317
Viasat, Inc. 7.50% 5/30/2031 (g)	48,455	48,503
Viavi Solutions, Inc. 3.75% 10/1/2029 (g)	4,675	4,430
VoltaGrid, LLC 7.375% 11/1/2030 (g)	4,520	4,545
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (g)(h)	8,511	9,371
WULF Compute, LLC 7.75% 10/15/2030 (g)	17,350	18,042
		1,642,776

Industrials 1.07%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (g)	15,509	15,856
ADT Security Corp. 4.125% 8/1/2029 (g)	1,380	1,323
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (g)	21,115	20,498
AECOM 6.00% 8/1/2033 (g)	2,240	2,230
Allison Transmission, Inc. 3.75% 1/30/2031 (g)	25,185	23,376
Allison Transmission, Inc. 5.875% 12/1/2033 (g)	9,350	9,218
Amentum Holdings, Inc. 7.25% 8/1/2032 (g)	24,235	24,918
Americold Realty Operating Partnership, LP 5.60% 5/15/2032	9,660	9,596
Aramark Services, Inc. 5.00% 2/1/2028 (g)	46,660	46,534
ATI, Inc. 4.875% 10/1/2029	30,055	29,592
ATI, Inc. 7.25% 8/15/2030	14,815	15,286
ATI, Inc. 5.125% 10/1/2031	15,485	15,130
ATI, Inc. 5.875% 6/15/2033	8,505	8,563
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (g)	5,681	5,686
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (g)	27,815	27,101
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (g)	15,725	15,967
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (g)	6,165	6,160
Axon Enterprise, Inc. 6.125% 3/15/2030 (g)	7,230	7,332
BAE Systems PLC 5.125% 3/26/2029 (g)	6,670	6,736
BAE Systems PLC 5.25% 3/26/2031 (g)	5,564	5,637
BAE Systems PLC 5.30% 3/26/2034 (g)	6,357	6,355
BAE Systems PLC 5.50% 3/26/2054 (g)	1,175	1,113
Boeing Co. (The) 5.04% 5/1/2027	4,500	4,514
Boeing Co. (The) 5.15% 5/1/2030	7,095	7,132
Boeing Co. (The) 3.625% 2/1/2031	2,720	2,565
Boeing Co. (The) 6.388% 5/1/2031	2,425	2,552
Boeing Co. (The) 3.60% 5/1/2034	5,750	5,094
Boeing Co. (The) 6.528% 5/1/2034	12,092	12,955
Boeing Co. (The) 3.90% 5/1/2049	800	572
Boeing Co. (The) 5.805% 5/1/2050	3,525	3,332
Boeing Co. (The) 6.858% 5/1/2054	3,872	4,151
Boeing Co. (The) 5.93% 5/1/2060	210	196
Boeing Co. (The) 7.008% 5/1/2064	865	936
Bombardier, Inc. 5.875% 1/15/2035 (g)	11,800	11,692
Brink’s Co. (The) 4.625% 10/15/2027 (g)	12,800	12,728
Brink’s Co. (The) 6.50% 6/15/2029 (g)	4,755	4,856
Brink’s Co. (The) 6.75% 6/15/2032 (g)	7,500	7,663
Burlington Northern Santa Fe, LLC 3.55% 2/15/2050	8,500	5,905
BWX Technologies, Inc. 4.125% 6/30/2028 (g)	5,190	5,066
BWX Technologies, Inc. 4.125% 4/15/2029 (g)	8,595	8,258
Canadian Pacific Railway Co. 1.75% 12/2/2026	3,015	2,990
Canadian Pacific Railway Co. 5.20% 3/30/2035	4,698	4,665
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,028	737
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,204	2,003
Carrix, Inc. 6.125% 8/1/2033 (g)	2,390	2,385
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (g)	31,500	30,457
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (g)	28,750	26,501
Clean Harbors, Inc. 5.125% 7/15/2029 (g)	2,575	2,546
Clean Harbors, Inc. 6.375% 2/1/2031 (g)	17,399	17,593
Clean Harbors, Inc. 5.75% 10/15/2033 (g)	18,165	18,082
Columbus McKinnon Corp. 7.125% 2/1/2033 (g)	15,615	15,745
CoreLogic, Inc. 9.00% 8/1/2031 (g)	59,185	58,435
CoreLogic, Inc. 12.00% 2/1/2032 (g)	14,150	13,274
CSX Corp. 3.80% 3/1/2028	1,300	1,286

22	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
CSX Corp. 4.10% 11/15/2032	USD10,713	$10,261
CSX Corp. 5.05% 6/15/2035	12,097	11,920
Eaton Corp. 4.50% 3/6/2033	5,683	5,490
Eaton Corp. 4.80% 3/6/2036	9,682	9,284
EquipmentShare.com, Inc. 9.00% 5/15/2028 (g)	28,730	29,204
EquipmentShare.com, Inc. 8.625% 5/15/2032 (g)	34,660	35,491
EquipmentShare.com, Inc. 8.00% 3/15/2033 (g)	18,890	19,050
EquipmentShare.com, Inc., 7.125% 7/1/2034 (g)	23,930	22,886
ESAB Corp. 5.625% 4/1/2031 (g)	8,775	8,691
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (g)	30,400	30,327
Garda World Security Corp. 6.50% 1/15/2031 (g)	13,605	13,768
Garda World Security Corp. 8.25% 8/1/2032 (g)	3,180	3,227
Garda World Security Corp. 8.375% 11/15/2032 (g)	21,730	22,097
General Dynamics Corp. 3.625% 4/1/2030	5,433	5,222
HEICO Corp. 4.95% 8/1/2031	1,268	1,265
HEICO Corp. 5.40% 8/1/2036	1,640	1,624
Herc Holdings, Inc. 6.625% 6/15/2029 (g)	19,575	19,935
Herc Holdings, Inc. 7.00% 6/15/2030 (g)	18,605	19,203
Herc Holdings, Inc. 7.25% 6/15/2033 (g)	7,940	8,199
Hertz Corp. (The) 4.625% 12/1/2026 (g)	2,505	2,198
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (g)	19,154	18,641
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (g)	16,223	15,690
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (g)	2,751	2,653
Icahn Enterprises, LP 5.25% 5/15/2027	38,655	38,429
Icahn Enterprises, LP 9.75% 1/15/2029	1,030	1,027
Icahn Enterprises, LP 4.375% 2/1/2029	16,595	14,460
Icahn Enterprises, LP 10.00% 11/15/2029 (g)	1,095	1,098
L3Harris Technologies, Inc. 5.40% 7/31/2033	7,430	7,471
Lockheed Martin Corp. 5.70% 11/15/2054	6,148	5,905
Mexico City Airport Trust 5.50% 10/31/2046	800	674
Mexico City Airport Trust 5.50% 7/31/2047	1,500	1,263
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (g)	9,224	9,088
Mobility Global, Inc. 5.05% 6/15/2029 (g)	2,321	2,312
Mobility Global, Inc. 5.45% 6/15/2031 (g)	4,894	4,896
Mobility Global, Inc. 6.05% 6/15/2036 (g)	3,460	3,411
Moog, Inc. 5.50% 10/15/2034 (g)	3,460	3,356
Mueller Water Products, Inc. 4.00% 6/15/2029 (g)	5,110	4,899
NESCO Holdings II, Inc. 5.50% 4/15/2029 (g)	3,850	3,826
Norfolk Southern Corp. 4.45% 3/1/2033	3,847	3,716
Norfolk Southern Corp. 5.10% 5/1/2035	6,912	6,813
Norfolk Southern Corp. 3.05% 5/15/2050	1,727	1,077
Norfolk Southern Corp. 5.35% 8/1/2054	8,613	7,754
Northrop Grumman Corp. 3.25% 1/15/2028	7,495	7,359
Otis Worldwide Corp. 2.293% 4/5/2027	1,940	1,913
Paychex, Inc. 5.60% 4/15/2035	814	809
QXO Building Products, Inc. 6.50% 7/15/2031 (g)	12,640	12,703
QXO Building Products, Inc. 6.875% 7/15/2034 (g)	19,250	19,293
RB Global Holdings, Inc. 7.75% 3/15/2031 (g)	11,040	11,407
Republic Services, Inc. 4.75% 7/15/2031	10,000	9,935
Reworld Holding Corp. 4.875% 12/1/2029 (g)	13,760	13,069
RTX Corp. 1.90% 9/1/2031	6,250	5,421
RTX Corp. 5.15% 2/27/2033	9,542	9,565
RTX Corp. 5.375% 2/27/2053	5,447	4,984
Science Applications International Corp. 5.875% 11/1/2033 (g)	5,215	5,111
Sensata Technologies BV 4.00% 4/15/2029 (g)	19,310	18,598
Sensata Technologies, Inc. 3.75% 2/15/2031 (g)	26,288	24,483
Siemens Funding BV 4.90% 5/28/2032 (g)	16,000	16,033
Siemens Funding BV 5.80% 5/28/2055 (g)	11,564	11,326
Spirit AeroSystems, Inc. 4.60% 6/15/2028	730	727
Standard Building Solutions, Inc. 6.25% 8/1/2033 (g)	10,880	10,776
Sumisho Air Lease Corp. 2.20% 1/15/2027	934	924
Sumisho Air Lease Corp. 4.40% 3/24/2028 (g)	8,550	8,497
Sumisho Air Lease Corp. 4.50% 3/24/2029 (g)	8,720	8,618
Sumisho Air Lease Corp. 4.85% 3/24/2031 (g)	10,705	10,511
Sumisho Air Lease Corp. 5.50% 3/24/2036 (g)	1,500	1,462
Team Services Holding, Inc. 9.00% 2/15/2033 (g)	2,280	2,311

The Income Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
TransDigm, Inc. 6.75% 8/15/2028 (g)	USD11,790	$11,879
TransDigm, Inc. 4.625% 1/15/2029	16,850	16,530
TransDigm, Inc. 6.375% 3/1/2029 (g)	14,590	14,784
TransDigm, Inc. 6.625% 3/1/2032 (g)	3,870	3,940
TransDigm, Inc. 6.375% 5/31/2033 (g)	28,120	28,137
TransDigm, Inc. 6.25% 1/31/2034 (g)	2,775	2,804
TransDigm, Inc. 6.75% 1/31/2034 (g)	32,145	32,689
TransDigm, Inc. 6.125% 7/31/2034 (g)	10,040	9,940
Triton Container International, Ltd. 3.15% 6/15/2031 (g)	7,222	6,484
Tyco Electronics Group SA 4.875% 2/9/2036	952	912
Union Pacific Corp. 2.40% 2/5/2030	1,931	1,786
Union Pacific Corp. 2.80% 2/14/2032	10,037	9,024
Union Pacific Corp. 5.10% 2/20/2035	6,058	6,044
Union Pacific Corp. 2.891% 4/6/2036	2,495	2,063
Union Pacific Corp. 2.95% 3/10/2052	688	414
Union Pacific Corp. 3.50% 2/14/2053	994	667
Union Pacific Corp. 5.60% 12/1/2054	2,649	2,507
United Airlines Holdings, Inc. 5.375% 3/1/2031	4,765	4,708
United Rentals (North America), Inc. 5.25% 1/15/2030	6,840	6,812
United Rentals (North America), Inc. 3.875% 2/15/2031	21,600	20,208
United Rentals (North America), Inc. 3.75% 1/15/2032	10,985	10,041
United Rentals (North America), Inc. 6.125% 3/15/2034 (g)	34,620	35,067
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (g)	970	980
Virgin Australia Holdings, Ltd. 7.875% 10/15/2021 (g)(k)	1,633	16
Waste Pro USA, Inc. 7.00% 2/1/2033 (g)	7,165	7,280
WESCO Distribution, Inc. 5.25% 4/15/2031 (g)	5,630	5,550
WESCO Distribution, Inc. 6.625% 3/15/2032 (g)	20,920	21,369
WESCO Distribution, Inc. 6.375% 3/15/2033 (g)	25,770	26,224
WESCO Distribution, Inc. 5.50% 4/15/2034 (g)	8,865	8,634
XPO, Inc. 6.25% 6/1/2028 (g)	4,950	4,996
XPO, Inc. 7.125% 6/1/2031 (g)	6,765	6,951
XPO, Inc. 7.125% 2/1/2032 (g)	14,878	15,353
		1,579,502

Materials 0.90%
Air Products and Chemicals, Inc. 1.85% 5/15/2027	1,607	1,577
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (g)	8,629	9,008
ARD Finance SA 7.25% PIK 6/30/2027 (g)(h)(k)	18,357	229
Avient Corp. 7.125% 8/1/2030 (g)	6,900	7,007
Avient Corp. 6.25% 11/1/2031 (g)	7,115	7,172
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (g)	7,585	7,854
Axalta Coating Systems, LLC 4.75% 6/15/2027 (g)	14,076	14,049
Ball Corp. 6.00% 6/15/2029	24,810	25,177
Ball Corp. 2.875% 8/15/2030	1,540	1,393
Ball Corp. 3.125% 9/15/2031	20,755	18,646
Ball Corp. 5.50% 9/15/2033	22,720	22,589
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	6,101	5,887
Canpack Group, Inc. 6.00% 5/15/2031 (g)	5,365	5,339
CAN-PACK SA 3.875% 11/15/2029 (g)	24,597	23,288
Capstone Copper Corp. 6.75% 3/31/2033 (g)	8,275	8,325
Celanese US Holdings, LLC 7.165% 7/15/2027	34,028	34,410
Celanese US Holdings, LLC 7.35% 11/15/2028	22,109	22,954
Celanese US Holdings, LLC 7.33% 7/15/2029	18,697	19,450
Celanese US Holdings, LLC 6.50% 4/15/2030	2,890	2,927
Celanese US Holdings, LLC 7.55% 11/15/2030	34,843	36,707
Celanese US Holdings, LLC 7.00% 2/15/2031	7,865	8,070
Celanese US Holdings, LLC 6.75% 4/15/2033	33,876	34,560
Celanese US Holdings, LLC 7.45% 11/15/2033	30,430	32,238
Celanese US Holdings, LLC 7.375% 2/15/2034	26,899	27,685
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (g)	20,180	19,651
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (g)	37,251	37,673
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (g)	36,895	37,157
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (g)	9,625	8,882
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (g)	59,850	61,123
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (g)	35,786	35,906

24	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (g)	USD19,149	$19,371
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (g)	28,610	28,973
Commercial Metals Co. 5.75% 11/15/2033 (g)	7,595	7,465
Commercial Metals Co. 6.00% 12/15/2035 (g)	20,910	20,566
Consolidated Energy Finance SA 5.625% 10/15/2028 (g)	7,865	7,606
Consolidated Energy Finance SA 12.00% 2/15/2031 (g)	12,905	13,498
CRH America, Inc. 5.125% 5/18/2045 (g)	350	312
CVR Partners, LP 6.125% 6/15/2028 (g)	6,135	6,132
Dow Chemical Co. (The) 5.35% 3/15/2035	3,260	3,180
Dow Chemical Co. (The) 5.65% 3/15/2036	982	966
Dow Chemical Co. (The) 4.375% 11/15/2042	252	199
Dow Chemical Co. (The) 4.625% 10/1/2044	98	78
Dow Chemical Co. (The) 4.80% 5/15/2049	2,075	1,611
Dow Chemical Co. (The) 3.60% 11/15/2050	10,215	6,577
Ecolab, Inc. 4.80% 6/15/2031	16,250	16,177
Ecolab, Inc. 5.15% 6/15/2033	16,250	16,230
Ecolab, Inc. 5.00% 9/1/2035	3,000	2,940
Ecolab, Inc. 5.35% 6/15/2036	11,203	11,184
Element Solutions, Inc. 3.875% 9/1/2028 (g)	21,085	20,745
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (g)	13,545	13,808
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (g)	11,595	11,227
FMC Corp. 3.45% 10/1/2029	13,050	12,002
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (g)(h)(j)	25,601	6,592
FXI Holdings, Inc. 11.00% 11/15/2030 (g)	43,843	36,390
FXI Holdings, Inc. 11.00% 11/15/2030 (b)(g)	18,303	17,937
Graphic Packaging International, LLC 3.75% 2/1/2030 (g)	20,360	18,993
Graphic Packaging International, LLC 6.375% 7/15/2032 (g)	15,430	15,424
INEOS Finance PLC 6.75% 5/15/2028 (g)	13,880	13,837
INEOS Finance PLC 7.50% 4/15/2029 (g)	3,150	3,095
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (g)	749	725
JH North America Holdings, Inc. 5.875% 1/31/2031 (g)	4,565	4,559
JH North America Holdings, Inc. 6.125% 7/31/2032 (g)	18,575	18,607
Linde, Inc. 1.10% 8/10/2030	3,657	3,183
LYB International Finance III, LLC 5.125% 1/15/2031	2,381	2,364
LYB International Finance III, LLC 5.50% 3/1/2034	1,440	1,415
LYB International Finance III, LLC 6.15% 5/15/2035	2,812	2,856
LYB International Finance III, LLC 5.875% 1/15/2036	10,770	10,696
LYB International Finance III, LLC 3.375% 10/1/2040	5,243	3,773
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (g)	12,070	12,319
Methanex Corp. 5.125% 10/15/2027	57,263	57,372
Methanex Corp. 5.25% 12/15/2029	2,380	2,361
Methanex Corp. 5.65% 12/1/2044	450	394
Methanex US Operations, Inc. 6.25% 3/15/2032 (g)	18,075	18,264
Mineral Resources, Ltd. 9.25% 10/1/2028 (g)	15,846	16,302
Mineral Resources, Ltd. 8.50% 5/1/2030 (g)	12,175	12,560
NOVA Chemicals Corp. 5.25% 6/1/2027 (g)	13,410	13,439
NOVA Chemicals Corp. 9.00% 2/15/2030 (g)	6,685	7,011
NOVA Chemicals Corp. 7.00% 12/1/2031 (g)	8,425	8,843
Novelis Corp. 4.75% 1/30/2030 (g)	7,523	7,236
Novelis Corp. 3.875% 8/15/2031 (g)	8,912	8,095
Quikrete Holdings, Inc. 6.375% 3/1/2032 (g)	7,235	7,329
Quikrete Holdings, Inc. 6.75% 3/1/2033 (g)	13,290	13,473
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	2,899	2,884
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	6,838	6,587
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (h)(j)	3,698	3,729
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (g)(h)(j)	2,335	2,355
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (g)	69,970	70,010
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (g)	38,225	38,249
Sherwin-Williams Co. 4.50% 8/15/2030	1,600	1,575
Sherwin-Williams Co. 5.15% 8/15/2035	774	762
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (g)	16,705	16,346
Trivium Packaging Finance BV 8.25% 7/15/2030 (g)	5,474	5,790
W. R. Grace Holdings, LLC 7.00% 8/1/2033 (g)	14,640	14,036

The Income Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Warrior Met Coal, Inc. 7.875% 12/1/2028 (g)	USD23,007	$23,226
Westlake Corp. 5.00% 8/15/2046	350	290
Westlake Corp. 4.375% 11/15/2047	300	222
		1,329,285

Real estate 0.85%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	975	964
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	4,851	4,509
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	2,375	2,169
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,323	3,471
American Tower Corp. 3.55% 7/15/2027	2,525	2,505
American Tower Corp. 2.30% 9/15/2031	2,000	1,747
American Tower Corp. 2.95% 1/15/2051	4,250	2,528
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (g)	18,200	17,944
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (g)	18,410	17,660
Boston Properties, LP 6.75% 12/1/2027	25,000	25,643
Boston Properties, LP 3.25% 1/30/2031	10,206	9,409
Boston Properties, LP 2.55% 4/1/2032	4,508	3,892
Boston Properties, LP 2.45% 10/1/2033	12,250	9,960
Boston Properties, LP 6.50% 1/15/2034	4,363	4,559
Boston Properties, LP 5.75% 1/15/2035	7,472	7,421
Extra Space Storage, LP 2.35% 3/15/2032	1,949	1,678
Forestar Group, Inc. 6.50% 3/15/2033 (g)	37,785	37,891
Howard Hughes Corp. (The) 4.125% 2/1/2029 (g)	62,975	60,741
Howard Hughes Corp. (The) 4.375% 2/1/2031 (g)	91,075	85,169
Howard Hughes Corp. (The) 5.875% 3/1/2032 (g)	17,745	17,347
Howard Hughes Corp. (The) 6.125% 3/1/2034 (g)	23,515	22,941
Hudson Pacific Properties, LP 3.25% 1/15/2030	5,875	5,146
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	3,300	2,824
Iron Mountain, Inc. 4.875% 9/15/2027 (g)	6,865	6,847
Iron Mountain, Inc. 5.00% 7/15/2028 (g)	11,466	11,363
Iron Mountain, Inc. 4.875% 9/15/2029 (g)	9,300	9,080
Iron Mountain, Inc. 5.25% 7/15/2030 (g)	33,830	33,078
Iron Mountain, Inc. 4.50% 2/15/2031 (g)	43,400	41,106
Iron Mountain, Inc. 6.25% 1/15/2033 (g)	18,170	18,254
Iron Mountain, Inc. 6.25% 1/15/2035 (g)	7,425	7,341
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (g)	60,651	61,803
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (g)	78,378	79,403
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027 (g)	26,434	26,374
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (g)	3,335	3,250
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	18,049	18,008
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (g)	7,535	7,794
MPT Operating Partnership, LP 5.00% 10/15/2027	143,096	138,921
MPT Operating Partnership, LP 4.625% 8/1/2029	42,460	34,057
MPT Operating Partnership, LP 3.50% 3/15/2031	3,175	2,170
MPT Operating Partnership, LP 8.50% 2/15/2032 (g)	109,441	111,299
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (g)	5,010	5,006
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (g)	22,600	22,042
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (g)	8,695	8,842
Pebblebrook Hotel, LP 6.375% 10/15/2029 (g)	29,400	29,693
Piedmont Operating Partnership, LP 5.625% 1/15/2033	1,912	1,880
Prologis, LP 4.875% 6/15/2028	3,841	3,866
Prologis, LP 4.75% 6/15/2033	2,957	2,886
Prologis, LP 5.00% 3/15/2034	3,445	3,371
Prologis, LP 5.00% 1/31/2035	1,721	1,675
Public Storage Operating Co. 1.85% 5/1/2028	8,037	7,683
Public Storage Operating Co. 1.95% 11/9/2028	8,107	7,649
Public Storage Operating Co. 2.30% 5/1/2031	3,242	2,890
RLJ Lodging Trust, LP 4.00% 9/15/2029 (g)	6,265	5,972
SBA Communications Corp. 3.125% 2/1/2029	3,255	3,110
Scentre Group Trust 1 3.75% 3/23/2027 (g)	2,500	2,487
Service Properties Trust 0% 9/30/2027 (g)	8,350	7,808
Service Properties Trust 3.95% 1/15/2028	56,065	54,432
Service Properties Trust 4.95% 10/1/2029	28,603	26,753
Service Properties Trust 4.375% 2/15/2030	34,278	31,079

26	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Service Properties Trust 8.625% 11/15/2031 (g)	USD39,615	$41,655
Service Properties Trust 8.875% 6/15/2032	22,631	23,270
Simon Property Group, LP 2.65% 7/15/2030	3,350	3,091
Sun Communities Operating, LP 2.30% 11/1/2028	2,566	2,434
Sun Communities Operating, LP 2.70% 7/15/2031	1,941	1,729
		1,259,569

Utilities 0.78%
AES Corp. 5.20% 7/15/2029	4,050	4,054
AES Corp. 3.95% 7/15/2030 (g)	7,025	6,695
AES Corp. 5.75% 7/15/2033	13,825	13,701
American Electric Power Co., Inc. 4.30% 12/1/2028	2,280	2,261
American Water Capital Corp. 2.80% 5/1/2030	950	884
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (g)	850	832
Comision Federal de Electricidad 4.688% 5/15/2029 (g)	2,527	2,471
Comision Federal de Electricidad 3.875% 7/26/2033	16,531	14,078
Comision Federal de Electricidad 6.045% 1/28/2034 (g)	16,907	16,329
Commonwealth Edison Co. 4.55% 6/1/2031	6,975	6,863
Commonwealth Edison Co. 3.85% 3/15/2052	3,848	2,724
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	3,300	3,218
Consumers Energy Co. 4.50% 1/15/2031	7,200	7,082
Consumers Energy Co. 4.625% 5/15/2033	5,826	5,647
Consumers Energy Co. 5.125% 5/1/2036	13,925	13,660
Duke Energy Carolinas, LLC 4.65% 6/15/2031	3,350	3,314
Duke Energy Carolinas, LLC 5.15% 6/15/2036	19,873	19,422
Duke Energy Carolinas, LLC 5.75% 6/15/2056	11,506	10,910
Duke Energy Florida, LLC 4.85% 12/1/2035	4,525	4,344
Duke Energy Indiana, LLC 4.90% 7/15/2043	12,285	10,914
Duke Energy Indiana, LLC 3.25% 10/1/2049	1,727	1,123
Duke Energy Progress, LLC 4.15% 12/1/2044	987	783
Edison International 5.25% 11/15/2028	6,239	6,243
Edison International 5.45% 6/15/2029	9,990	10,068
Edison International 6.95% 11/15/2029	4,046	4,209
Edison International 6.25% 3/15/2030	10,404	10,651
Edison International 4.80% 3/15/2031	5,754	5,572
Edison International 5.25% 3/15/2032	15,125	14,825
Electricite de France SA 6.25% 5/23/2033 (g)	5,121	5,393
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (g)(j)	3,400	3,939
Evergy Missouri West, Inc. 4.70% 5/21/2029 (g)	1,400	1,395
FirstEnergy Corp. 2.25% 9/1/2030	2,650	2,371
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (g)	4,325	4,155
Florida Power & Light Co. 4.70% 2/15/2036	4,000	3,790
Florida Power & Light Co. 5.125% 6/1/2036	11,550	11,313
Florida Power & Light Co. 5.75% 6/1/2056	14,325	13,677
Florida Power & Light Co. 5.90% 6/1/2066	510	486
Georgia Power Co. 3.70% 1/30/2050	1,200	845
Israel Electric Corp., Ltd. 8.10% 12/15/2096 (g)	4,905	6,095
Ithaca Energy (North sea) PLC 8.125% 10/15/2029 (g)	11,310	11,711
Long Ridge Energy, LLC 8.75% 2/15/2032 (g)	8,210	8,504
MidAmerican Energy Co. 5.30% 2/1/2055	1,916	1,708
MidAmerican Energy Co. 5.50% 11/15/2056	409	374
NiSource, Inc. 4.75% 5/18/2031	2,100	2,076
NiSource, Inc. 5.30% 5/18/2036	725	710
Northern States Power Co. 4.85% 5/15/2036	500	480
Pacific Gas and Electric Co. 5.45% 6/15/2027	2,000	2,012
Pacific Gas and Electric Co. 3.30% 12/1/2027	7,800	7,652
Pacific Gas and Electric Co. 3.00% 6/15/2028	17,039	16,497
Pacific Gas and Electric Co. 3.75% 7/1/2028	13,795	13,543
Pacific Gas and Electric Co. 4.65% 8/1/2028	100	100
Pacific Gas and Electric Co. 4.55% 7/1/2030	41,973	41,053
Pacific Gas and Electric Co. 2.50% 2/1/2031	16,830	15,022
Pacific Gas and Electric Co. 3.25% 6/1/2031	8,100	7,422
Pacific Gas and Electric Co. 5.05% 11/15/2031	17,077	16,902
Pacific Gas and Electric Co. 4.40% 3/1/2032	5,015	4,795

The Income Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Pacific Gas and Electric Co. 5.90% 6/15/2032	USD15,176	$15,558
Pacific Gas and Electric Co. 5.05% 10/15/2032	10,700	10,531
Pacific Gas and Electric Co. 6.15% 1/15/2033	1,825	1,884
Pacific Gas and Electric Co. 6.40% 6/15/2033	46,065	48,197
Pacific Gas and Electric Co. 6.95% 3/15/2034	8,321	8,968
Pacific Gas and Electric Co. 5.80% 5/15/2034	2,950	2,974
Pacific Gas and Electric Co. 5.70% 3/1/2035	16,703	16,621
Pacific Gas and Electric Co. 6.00% 8/15/2035	15,560	15,804
Pacific Gas and Electric Co. 5.20% 5/1/2036	1,025	976
Pacific Gas and Electric Co. 5.60% 8/15/2036	2,059	2,020
Pacific Gas and Electric Co. 3.75% 8/15/2042	9,685	7,110
Pacific Gas and Electric Co. 4.95% 7/1/2050	5,412	4,369
Pacific Gas and Electric Co. 3.50% 8/1/2050	23,338	14,941
PacifiCorp 5.10% 2/15/2029	1,050	1,057
PacifiCorp 4.25% 3/15/2029	5,925	5,833
PacifiCorp 4.65% 4/15/2029	11,290	11,253
PacifiCorp 3.50% 6/15/2029	125	120
PacifiCorp 2.70% 9/15/2030	800	729
PacifiCorp 5.30% 2/15/2031	6,763	6,806
PacifiCorp 5.10% 4/15/2031	29,599	29,549
PacifiCorp 5.45% 4/15/2033	34,839	34,851
PacifiCorp 5.45% 2/15/2034	6,853	6,822
PacifiCorp 5.80% 4/15/2036	15,208	15,260
PacifiCorp 6.10% 8/1/2036	2,117	2,155
PacifiCorp 6.25% 10/15/2037	4,961	5,080
PacifiCorp 4.125% 1/15/2049	394	286
PacifiCorp 4.15% 2/15/2050	3,525	2,549
PacifiCorp 3.30% 3/15/2051	5,725	3,519
PacifiCorp 2.90% 6/15/2052	10,036	5,672
PacifiCorp 5.35% 12/1/2053	10,022	8,569
PacifiCorp 5.50% 5/15/2054	5,107	4,451
PacifiCorp 5.80% 1/15/2055	1,500	1,356
PG&E Corp. 5.00% 7/1/2028	55,565	55,074
PG&E Corp. 5.25% 7/1/2030	72,720	71,550
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (j)	41,205	41,870
Progress Energy, Inc. 7.00% 10/30/2031	1,100	1,195
Public Service Electric and Gas Co. 4.20% 1/1/2031	7,443	7,248
Public Service Electric and Gas Co. 1.90% 8/15/2031	1,600	1,387
Public Service Electric and Gas Co. 5.625% 1/1/2056	7,060	6,644
Public Service Enterprise Group, Inc. 4.80% 6/15/2031	2,200	2,174
Rio Grande LNG, LLC 5.25% 6/30/2031 (g)	5,627	5,559
Rio Grande LNG, LLC 5.50% 1/30/2034 (g)	9,312	9,110
Rio Grande LNG, LLC 5.75% 6/30/2036 (g)	17,844	17,333
Rio Grande LNG, LLC 6.15% 6/30/2041 (g)	2,657	2,572
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (g)	11,768	11,615
Southern California Edison Co. 3.65% 3/1/2028	1,060	1,042
Southern California Edison Co. 5.65% 10/1/2028	229	233
Southern California Edison Co. 4.20% 3/1/2029	5,292	5,198
Southern California Edison Co. 5.15% 6/1/2029	7,054	7,091
Southern California Edison Co. 2.85% 8/1/2029	12,331	11,628
Southern California Edison Co. 5.25% 3/15/2030	21,811	21,966
Southern California Edison Co. 2.50% 6/1/2031	7,686	6,803
Southern California Edison Co. 5.45% 6/1/2031	11,724	11,847
Southern California Edison Co. 2.75% 2/1/2032	6,501	5,752
Southern California Edison Co. 5.95% 11/1/2032	4,712	4,866
Southern California Edison Co. 4.80% 3/15/2033	5,341	5,164
Southern California Edison Co. 6.00% 1/15/2034	1,235	1,262
Southern California Edison Co. 5.45% 3/1/2035	3,350	3,291
Southern California Edison Co. 5.75% 4/1/2035	3,920	3,931
Southern California Edison Co. 5.35% 7/15/2035	20,440	19,856
Southern California Edison Co. 5.625% 2/1/2036	17,525	17,230
Southern California Edison Co. 4.50% 9/1/2040	13,629	11,381
Southern California Edison Co. 3.60% 2/1/2045	8,000	5,539
Southern California Edison Co. 4.00% 4/1/2047	781	558
Southern California Edison Co. 3.65% 2/1/2050	2,672	1,769

28	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Southern California Edison Co. 2.95% 2/1/2051	USD257	$148
Southern California Edison Co. 3.45% 2/1/2052	3,795	2,390
Southern Co. (The) 4.25% 7/1/2036	1,300	1,172
Talen Energy Supply, LLC 6.125% 5/1/2031 (f)	11,985	11,919
Talen Energy Supply, LLC 6.375% 5/1/2033 (f)	50,229	49,489
Union Electric Co. 5.75% 9/15/2056	1,825	1,729
Virginia Electric & Power 2.40% 3/30/2032	3,525	3,078
Vistra Operations Co., LLC 4.375% 5/1/2029 (g)	8,350	8,152
Wisconsin Power and Light Co. 3.65% 4/1/2050	350	242
Xcel Energy, Inc. 2.35% 11/15/2031	2,525	2,207
Xcel Energy, Inc. 5.60% 4/15/2035	1,071	1,072
		1,164,103

Consumer staples 0.60%
Albertsons Cos., Inc. 3.50% 3/15/2029 (g)	15,820	14,900
Albertsons Cos., Inc. 4.875% 2/15/2030 (g)	17,675	16,885
Albertsons Cos., Inc. 5.625% 3/31/2032 (g)	13,760	13,098
Albertsons Cos., Inc. 5.75% 3/31/2034 (g)	14,750	13,732
Altria Group, Inc. 5.80% 2/14/2039	16,525	16,322
Anheuser-Busch InBev Worldwide, Inc. 4.95% 1/15/2042	6,817	6,219
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,085	1,967
B&G Foods, Inc. 8.00% 9/15/2028 (g)	64,645	63,279
B&G Foods, Inc. 11.00% 6/15/2031 (g)	43,295	38,460
BAT Capital Corp. 2.259% 3/25/2028	2,250	2,166
BAT Capital Corp. 5.834% 2/20/2031	2,643	2,727
BAT Capital Corp. 5.35% 8/15/2032	19,500	19,732
BAT Capital Corp. 4.625% 3/22/2033	4,198	4,049
BAT Capital Corp. 5.625% 8/15/2035	2,500	2,539
BAT Capital Corp. 4.54% 8/15/2047	1,333	1,056
Campbell’s Co. (The) 4.75% 3/23/2035	1,611	1,475
Campbell’s Co. (The) 5.25% 10/13/2054	264	214
Central Garden & Pet Co. 4.125% 10/15/2030	40,146	37,956
Central Garden & Pet Co. 4.125% 4/30/2031 (g)	29,890	27,883
Clorox Co. 4.70% 5/15/2031	2,466	2,427
Clorox Co. 4.95% 5/15/2033	2,421	2,368
Clorox Co. 5.25% 5/15/2036	4,804	4,683
Constellation Brands, Inc. 4.85% 5/6/2031	5,064	5,018
Constellation Brands, Inc. 2.25% 8/1/2031	3,713	3,250
Coty, Inc. 4.75% 1/15/2029 (g)	10,624	10,440
Coty, Inc. 6.625% 7/15/2030 (g)	9,682	9,742
Coty, Inc. 5.60% 1/15/2031 (g)	19,423	19,073
Darling Ingredients, Inc. 5.25% 4/15/2027 (g)	19,295	19,309
Darling Ingredients, Inc. 6.00% 6/15/2030 (g)	47,150	47,399
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (g)	15,815	15,833
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (g)	1,750	1,644
Imperial Brands Finance PLC 4.50% 6/30/2028 (g)	3,000	2,986
Imperial Brands Finance PLC 4.875% 2/7/2032 (g)	25,715	25,212
Imperial Brands Finance PLC 5.625% 7/1/2035 (g)	5,050	4,998
Imperial Brands Finance PLC 5.50% 7/7/2036 (g)	7,000	6,810
Imperial Brands Finance PLC 6.375% 7/1/2055 (g)	3,664	3,558
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (g)	28,760	29,221
Ingles Markets, Inc. 4.00% 6/15/2031 (g)	25,700	23,868
J. M. Smucker Co. (The) 5.90% 11/15/2028	7,370	7,561
J. M. Smucker Co. (The) 6.20% 11/15/2033	5,195	5,458
J. M. Smucker Co. (The) 6.50% 11/15/2043	708	737
J. M. Smucker Co. (The) 6.50% 11/15/2053	3,099	3,235
KeHE Distributors, LLC 7.125% 4/30/2033 (g)	4,485	4,563
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (g)	43,025	41,008
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (g)	7,345	6,889
Mars, Inc. 4.80% 3/1/2030 (g)	5,126	5,110
Mars, Inc. 5.00% 3/1/2032 (g)	7,790	7,767
Mars, Inc. 5.70% 5/1/2055 (g)	13,113	12,384
Mondelez International, Inc. 5.125% 5/6/2035	6,229	6,124
Opal Bidco SAS 6.50% 3/31/2032 (g)	18,010	18,124
Performance Food Group, Inc. 4.25% 8/1/2029 (g)	12,645	12,236

The Income Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Performance Food Group, Inc. 6.125% 9/15/2032 (g)	USD11,310	$11,356
Performance Food Group, Inc. 5.625% 3/1/2034 (g)	10,760	10,444
Philip Morris International, Inc. 1.75% 11/1/2030	8,486	7,472
Philip Morris International, Inc. 5.125% 2/13/2031	3,982	4,017
Philip Morris International, Inc. 4.75% 11/1/2031	10,044	9,973
Philip Morris International, Inc. 4.90% 11/1/2034	10,955	10,703
Philip Morris International, Inc. 4.875% 4/30/2035	12,667	12,235
Philip Morris International, Inc. 4.625% 10/29/2035	2,996	2,831
Philip Morris International, Inc. 4.875% 4/29/2036	9,253	8,865
Post Holdings, Inc. 4.625% 4/15/2030 (g)	62,941	60,669
Post Holdings, Inc. 6.25% 2/15/2032 (g)	8,961	9,008
Post Holdings, Inc. 6.25% 10/15/2034 (g)	14,660	14,265
Post Holdings, Inc. 6.50% 3/15/2036 (g)	27,930	27,259
Prestige Brands, Inc. 3.75% 4/1/2031 (g)	8,045	7,382
Prestige Brands, Inc. 6.25% 7/15/2034 (g)	6,760	6,783
Reynolds American, Inc. 5.70% 8/15/2035	3,130	3,169
Reynolds American, Inc. 5.85% 8/15/2045	3,900	3,698
US Foods, Inc. 4.625% 6/1/2030 (g)	20,951	20,373
		884,196

Municipals 0.00%
Texas Combined Tirz I, LLC 0% 12/7/2062 (b)(g)	3,243	3,243
Total corporate bonds and notes		23,180,704
U.S. Treasury bonds & notes 3.12%
U.S. Treasury 3.09%
U.S. Treasury 4.25% 12/31/2026	2,354	2,357
U.S. Treasury 4.50% 4/15/2027	830	833
U.S. Treasury 3.375% 11/30/2027	69	68
U.S. Treasury 3.625% 3/31/2028	72	71
U.S. Treasury 3.875% 3/31/2028	204,255	203,012
U.S. Treasury 3.625% 5/31/2028	14,266	14,106
U.S. Treasury 4.125% 6/30/2028 (a)	189,008	188,528
U.S. Treasury 3.50% 11/15/2028	5,500	5,404
U.S. Treasury 3.50% 12/15/2028	1,000	982
U.S. Treasury 3.50% 2/15/2029	2,500	2,451
U.S. Treasury 3.875% 4/15/2029 (a)	112,000	110,740
U.S. Treasury 3.875% 5/15/2029 (a)	120,000	118,608
U.S. Treasury 4.125% 6/15/2029	192,500	191,462
U.S. Treasury 4.125% 7/15/2029	67,515	67,140
U.S. Treasury 4.125% 10/31/2029	119,500	118,683
U.S. Treasury 4.00% 2/28/2030	3,071	3,034
U.S. Treasury 3.875% 7/31/2030 (l)	151,328	148,497
U.S. Treasury 4.00% 7/31/2030	13,986	13,789
U.S. Treasury 3.625% 9/30/2030	7,000	6,796
U.S. Treasury 3.625% 10/31/2030	8,000	7,761
U.S. Treasury 4.875% 10/31/2030	34,810	35,441
U.S. Treasury 3.50% 11/30/2030	6,000	5,787
U.S. Treasury 4.25% 2/28/2031	1,113	1,106
U.S. Treasury 3.875% 3/31/2031 (a)(l)	703,568	687,710
U.S. Treasury 3.875% 4/30/2031 (a)	100,000	97,703
U.S. Treasury 4.125% 5/31/2031	70,000	69,106
U.S. Treasury 4.125% 6/30/2031 (a)	753,508	743,736
U.S. Treasury 4.125% 7/31/2031	188,862	186,287
U.S. Treasury 4.375% 1/31/2032	12,000	11,949
U.S. Treasury 4.125% 2/29/2032	14,000	13,766
U.S. Treasury 4.125% 3/31/2032	3,000	2,948
U.S. Treasury 4.00% 4/30/2032	4,500	4,392
U.S. Treasury 3.875% 9/30/2032	2,500	2,415
U.S. Treasury 3.75% 10/31/2032	8,000	7,668
U.S. Treasury 4.125% 11/15/2032	1,433	1,402
U.S. Treasury 3.875% 12/31/2032	5,000	4,820
U.S. Treasury 3.75% 2/28/2033	5,000	4,779
U.S. Treasury 4.125% 4/30/2033	3,500	3,414

30	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.375% 5/15/2033	USD14,742	$13,737
U.S. Treasury 4.25% 5/31/2033	18,000	17,683
U.S. Treasury 4.25% 6/30/2033	8,000	7,855
U.S. Treasury 4.625% 2/15/2035	25,400	25,347
U.S. Treasury 4.375% 5/15/2036	458,682	446,749
U.S. Treasury 2.00% 11/15/2041	9,995	6,655
U.S. Treasury 2.875% 5/15/2043	16,000	11,795
U.S. Treasury 4.75% 11/15/2043	42,316	40,035
U.S. Treasury 4.625% 5/15/2044	112,695	104,657
U.S. Treasury 4.625% 11/15/2044	3,000	2,778
U.S. Treasury 4.75% 2/15/2045	3,500	3,291
U.S. Treasury 5.00% 5/15/2045	3,000	2,907
U.S. Treasury 5.00% 5/15/2046	132,964	128,653
U.S. Treasury 4.00% 11/15/2052	4,747	3,868
U.S. Treasury 4.25% 2/15/2054 (l)	180,573	153,357
U.S. Treasury 4.75% 2/15/2056	132,592	122,565
U.S. Treasury 5.00% 5/15/2056	408,500	392,990
		4,573,673

U.S. Treasury inflation-protected securities 0.03%
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (m)	18,990	18,618
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (m)	26,046	24,335
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (m)	5,169	4,520
		47,473
Total U.S. Treasury bonds & notes		4,621,146
Mortgage-backed obligations 2.80%
Federal agency mortgage-backed obligations 2.05%
Fannie Mae Pool #AL2940 3.50% 11/1/2027 (n)	11	11
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (n)	1	1
Fannie Mae Pool #FM8013 5.50% 4/1/2031 (n)	15	15
Fannie Mae Pool #BM1231 3.50% 11/1/2031 (n)	26	26
Fannie Mae Pool #BJ5674 3.00% 1/1/2033 (n)	75	72
Fannie Mae Pool #254767 5.50% 6/1/2033 (n)	53	54
Fannie Mae Pool #BJ6249 4.00% 9/1/2033 (n)	68	66
Fannie Mae Pool #MA3541 4.00% 12/1/2033 (n)	68	67
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (n)	4	4
Fannie Mae Pool #MA3611 4.00% 3/1/2034 (n)	27	26
Fannie Mae Pool #735228 5.50% 2/1/2035 (n)	49	49
Fannie Mae Pool #878099 6.00% 4/1/2036 (n)	69	72
Fannie Mae Pool #880426 6.00% 4/1/2036 (n)	46	47
Fannie Mae Pool #256308 6.00% 7/1/2036 (n)	87	89
Fannie Mae Pool #888795 5.50% 11/1/2036 (n)	340	345
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (n)	7,276	6,796
Fannie Mae Pool #BE4703 3.00% 12/1/2036 (n)	434	398
Fannie Mae Pool #936999 6.00% 7/1/2037 (n)	276	285
Fannie Mae Pool #945832 6.50% 8/1/2037 (n)	49	51
Fannie Mae Pool #888637 6.00% 9/1/2037 (n)	585	607
Fannie Mae Pool #950991 6.00% 10/1/2037 (n)	199	207
Fannie Mae Pool #995674 6.00% 5/1/2038 (n)	326	340
Fannie Mae Pool #929964 6.00% 9/1/2038 (n)	185	192
Fannie Mae Pool #AE0967 3.50% 6/1/2039 (n)	52	48
Fannie Mae Pool #AC0479 6.00% 9/1/2039 (n)	52	53
Fannie Mae Pool #AE0443 6.50% 10/1/2039 (n)	70	74
Fannie Mae Pool #932274 4.50% 12/1/2039 (n)	2,924	2,833
Fannie Mae Pool #AD4927 5.00% 6/1/2040 (n)	933	927
Fannie Mae Pool #AE4483 4.00% 9/1/2040 (n)	776	741
Fannie Mae Pool #MA5860 5.00% 10/1/2040 (n)	12,129	12,090
Fannie Mae Pool #AE8073 4.00% 12/1/2040 (n)	45	43
Fannie Mae Pool #AE0828 3.50% 2/1/2041 (n)	23	21
Fannie Mae Pool #AB2470 4.50% 3/1/2041 (n)	9	8
Fannie Mae Pool #AI3422 5.00% 5/1/2041 (n)	29	29
Fannie Mae Pool #AI4836 5.00% 6/1/2041 (n)	20	20
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (n)	8,968	7,696

The Income Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AI5571 5.00% 7/1/2041 (n)	USD31	$31
Fannie Mae Pool #AI8482 5.00% 8/1/2041 (n)	24	24
Fannie Mae Pool #AJ0257 4.00% 9/1/2041 (n)	17	17
Fannie Mae Pool #AJ4154 4.00% 11/1/2041 (n)	46	43
Fannie Mae Pool #AB4050 4.00% 12/1/2041 (n)	82	78
Fannie Mae Pool #AJ4189 4.00% 12/1/2041 (n)	51	48
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (n)	30,360	25,092
Fannie Mae Pool #890407 4.00% 2/1/2042 (n)	125	119
Fannie Mae Pool #AL2745 4.00% 3/1/2042 (n)	367	349
Fannie Mae Pool #AB5377 3.50% 6/1/2042 (n)	8,837	8,221
Fannie Mae Pool #AO9140 3.50% 7/1/2042 (n)	2,761	2,564
Fannie Mae Pool #AU3742 3.50% 8/1/2043 (n)	1,685	1,562
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (n)	962	910
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (n)	646	611
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (n)	601	569
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (n)	20,423	18,602
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (n)	2,895	2,651
Fannie Mae Pool #MA6100 6.50% 3/1/2046 (n)	48	49
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (n)	6,767	6,177
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (n)	1,084	967
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (n)	1,335	1,189
Fannie Mae Pool #947554 7.00% 10/1/2047 (n)	125	131
Fannie Mae Pool #920015 7.00% 10/1/2047 (n)	32	34
Fannie Mae Pool #CA0854 3.50% 12/1/2047 (n)	4,326	3,921
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (n)	1,547	1,483
Fannie Mae Pool #CA1542 4.00% 4/1/2048 (n)	2,627	2,442
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (n)	6,522	5,705
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (n)	4,816	4,355
Fannie Mae Pool #FM1784 4.00% 9/1/2048 (n)	3,613	3,358
Fannie Mae Pool #CA3184 4.00% 3/1/2049 (n)	4,873	4,529
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (n)	1,259	1,107
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (n)	863	761
Fannie Mae Pool #CA3814 3.50% 7/1/2049 (n)	23,070	20,965
Fannie Mae Pool #CA3976 4.00% 8/1/2049 (n)	27,019	25,105
Fannie Mae Pool #FM1668 4.00% 8/1/2049 (n)	2,896	2,691
Fannie Mae Pool #CA4112 3.50% 9/1/2049 (n)	25,506	23,165
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (n)	2,264	2,034
Fannie Mae Pool #BO3491 2.50% 10/1/2049 (n)	44	36
Fannie Mae Pool #CA4432 4.00% 10/1/2049 (n)	3,180	2,952
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (n)	3,552	3,192
Fannie Mae Pool #FM1966 3.00% 12/1/2049 (n)	3,359	2,870
Fannie Mae Pool #CA4804 3.50% 12/1/2049 (n)	16,356	14,783
Fannie Mae Pool #CA4802 3.50% 12/1/2049 (n)	13,487	12,143
Fannie Mae Pool #FM2092 3.50% 12/1/2049 (n)	9,524	8,608
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (n)	1,804	1,476
Fannie Mae Pool #BP4208 2.50% 5/1/2050 (n)	28	23
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (n)	13,163	10,986
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (n)	6,471	5,293
Fannie Mae Pool #BP5474 2.50% 6/1/2050 (n)	5,685	4,650
Fannie Mae Pool #BP5502 2.50% 6/1/2050 (n)	2,092	1,712
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (n)	1,928	1,577
Fannie Mae Pool #BP5482 2.50% 6/1/2050 (n)	465	380
Fannie Mae Pool #BP9478 2.50% 7/1/2050 (n)	5,620	4,596
Fannie Mae Pool #BP8762 2.50% 7/1/2050 (n)	3,091	2,529
Fannie Mae Pool #FM3720 2.50% 7/1/2050 (n)	1,727	1,415
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (n)	2,394	2,055
Fannie Mae Pool #FM3920 2.50% 8/1/2050 (n)	7,899	6,462
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (n)	1,777	1,457
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (n)	581	485
Fannie Mae Pool #BQ0212 2.50% 8/1/2050 (n)	442	361
Fannie Mae Pool #FM4021 2.50% 8/1/2050 (n)	319	261
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (n)	1,323	1,136
Fannie Mae Pool #MA4119 2.00% 9/1/2050 (n)	10,938	8,631
Fannie Mae Pool #BQ2143 2.50% 9/1/2050 (n)	5,362	4,383
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (n)	2,387	1,956
Fannie Mae Pool #BQ1844 2.50% 9/1/2050 (n)	229	188

32	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (n)	USD117	$96
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (n)	311	268
Fannie Mae Pool #CA7278 2.50% 10/1/2050 (n)	1,615	1,320
Fannie Mae Pool #FM4377 2.50% 10/1/2050 (n)	762	623
Fannie Mae Pool #FM5313 2.50% 10/1/2050 (n)	29	24
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (n)	2,048	1,758
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (n)	579	452
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (n)	14,824	12,290
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (n)	7,553	6,316
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (n)	1,333	1,093
Fannie Mae Pool #BQ7514 2.50% 11/1/2050 (n)	17	14
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (n)	3,991	3,496
Fannie Mae Pool #CA8130 2.50% 12/1/2050 (n)	12,821	10,615
Fannie Mae Pool #BQ9058 2.50% 12/1/2050 (n)	1,931	1,584
Fannie Mae Pool #CA8026 2.50% 12/1/2050 (n)	505	415
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (n)	6,696	5,852
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (n)	1,448	1,243
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (n)	172	165
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (n)	11,134	8,776
Fannie Mae Pool #CA8601 2.50% 1/1/2051 (n)	38,309	31,717
Fannie Mae Pool #CA8480 2.50% 1/1/2051 (n)	27,572	22,995
Fannie Mae Pool #FM5608 2.50% 1/1/2051 (n)	5,202	4,255
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (n)	2,336	1,908
Fannie Mae Pool #CA8609 2.50% 1/1/2051 (n)	59	48
Fannie Mae Pool #FA4891 3.00% 1/1/2051 (n)	7,050	6,029
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (n)	32,535	27,059
Fannie Mae Pool #FM5713 2.50% 2/1/2051 (n)	1,882	1,551
Fannie Mae Pool #CA9233 2.50% 2/1/2051 (n)	1,784	1,459
Fannie Mae Pool #CA9291 2.50% 2/1/2051 (n)	937	765
Fannie Mae Pool #FM5975 2.50% 2/1/2051 (n)	325	267
Fannie Mae Pool #CA8827 2.50% 2/1/2051 (n)	32	27
Fannie Mae Pool #CA9302 3.00% 2/1/2051 (n)	8,512	7,463
Fannie Mae Pool #CA8969 3.00% 2/1/2051 (n)	3,010	2,612
Fannie Mae Pool #CA8968 3.00% 2/1/2051 (n)	585	508
Fannie Mae Pool #FS3238 2.00% 3/1/2051 (n)	3,333	2,605
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (n)	4,530	3,700
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (n)	2,907	2,376
Fannie Mae Pool #CB0153 2.00% 4/1/2051 (n)	2,905	2,270
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (n)	1,479	1,162
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (n)	218	170
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (n)	5,562	4,543
Fannie Mae Pool #FM7093 2.50% 4/1/2051 (n)	2,001	1,635
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (n)	1,745	1,430
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (n)	893	731
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (n)	539	441
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (n)	89	73
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (n)	9,725	8,370
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (n)	1,165	1,009
Fannie Mae Pool #MA4325 2.00% 5/1/2051 (n)	156,038	122,922
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (n)	1,666	1,302
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (n)	5,007	4,092
Fannie Mae Pool #FM7527 2.50% 5/1/2051 (n)	2,226	1,818
Fannie Mae Pool #FM7096 2.50% 5/1/2051 (n)	2,173	1,782
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (n)	1,161	948
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (n)	270	221
Fannie Mae Pool #BT1364 3.00% 5/1/2051 (n)	1,416	1,222
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (n)	3,158	2,579
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (n)	794	648
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (n)	880	757
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (n)	861	675
Fannie Mae Pool #FM8194 2.00% 7/1/2051 (n)	233	182
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (n)	71	56
Fannie Mae Pool #CB1004 2.50% 7/1/2051 (n)	6,863	5,606
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (n)	3,108	2,538
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (n)	2,436	1,990
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (n)	804	659

The Income Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB1050 2.50% 7/1/2051 (n)	USD436	$359
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (n)	7,359	6,292
Fannie Mae Pool #BT4771 2.00% 8/1/2051 (n)	8,683	6,776
Fannie Mae Pool #CB1373 2.00% 8/1/2051 (n)	22	17
Fannie Mae Pool #FM8442 2.50% 8/1/2051 (n)	5,546	4,532
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (n)	1,020	876
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (n)	6,610	5,399
Fannie Mae Pool #FM8436 2.50% 9/1/2051 (n)	3,600	2,942
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (n)	3,094	2,527
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (n)	1,850	1,516
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (n)	1,513	1,236
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (n)	1,106	909
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (n)	924	754
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (n)	1,949	1,521
Fannie Mae Pool #FS0031 2.50% 10/1/2051 (n)	9,914	8,104
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (n)	2,727	2,228
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (n)	1,402	1,146
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (n)	1,827	1,577
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (n)	11,854	9,297
Fannie Mae Pool #FM9515 2.50% 11/1/2051 (n)	1,670	1,373
Fannie Mae Pool #FM9482 3.00% 11/1/2051 (n)	3,011	2,576
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (n)	2,308	1,976
Fannie Mae Pool #FS1069 2.00% 12/1/2051 (n)	6,007	4,688
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (n)	1,507	1,185
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (n)	116	90
Fannie Mae Pool #FM9846 2.50% 12/1/2051 (n)	5,144	4,203
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (n)	3,658	3,043
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (n)	3,640	3,040
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (n)	2,288	1,875
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (n)	1,780	1,486
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (n)	1,736	1,452
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (n)	1,395	1,168
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (n)	823	686
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (n)	1,519	1,188
Fannie Mae Pool #BU7233 2.00% 1/1/2052 (n)	462	360
Fannie Mae Pool #FS0353 2.00% 1/1/2052 (n)	81	64
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (n)	2,606	2,130
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (n)	2,144	1,757
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (n)	1,698	1,389
Fannie Mae Pool #FS8108 2.50% 1/1/2052 (n)	336	277
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (n)	11,884	9,290
Fannie Mae Pool #CB2850 2.00% 2/1/2052 (n)	3,263	2,546
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (n)	1,940	1,519
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (n)	742	580
Fannie Mae Pool #FS5034 2.50% 2/1/2052 (n)	2,200	1,803
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (n)	1,900	1,553
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (n)	49,294	43,362
Fannie Mae Pool #FS1194 3.00% 2/1/2052 (n)	9,669	8,503
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (n)	1,172	916
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (n)	1,144	896
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (n)	825	644
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (n)	777	610
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (n)	1,849	1,516
Fannie Mae Pool #BV4040 2.50% 3/1/2052 (n)	393	325
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (n)	45	37
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (n)	5,221	4,074
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (n)	1,270	995
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (n)	609	479
Fannie Mae Pool #BU8915 2.00% 4/1/2052 (n)	226	177
Fannie Mae Pool #FS1629 2.50% 4/1/2052 (n)	1,359	1,110
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (n)	285	233
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (n)	41	34
Fannie Mae Pool #MA4579 3.00% 4/1/2052 (n)	6,079	5,215
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (n)	284	261
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (n)	1,253	1,030
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (n)	668	548

34	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (n)	USD29,550	$23,090
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (n)	1,486	1,163
Fannie Mae Pool #BV7784 2.00% 6/1/2052 (n)	375	293
Fannie Mae Pool #FA4192 2.00% 6/1/2052 (n)	8	6
Fannie Mae Pool #FA6071 2.50% 6/1/2052 (n)	3,690	3,037
Fannie Mae Pool #FS7944 2.50% 6/1/2052 (n)	1,982	1,622
Fannie Mae Pool #BW7323 2.50% 6/1/2052 (n)	1,390	1,143
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (n)	578	530
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (n)	3,030	2,372
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (n)	21,525	17,591
Fannie Mae Pool #FA5844 2.50% 7/1/2052 (n)	10,976	8,970
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (n)	103	85
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (n)	29,922	25,617
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (n)	2,740	2,517
Fannie Mae Pool #MA4769 2.00% 9/1/2052 (n)	923	723
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (n)	846	694
Fannie Mae Pool #MA4768 2.50% 9/1/2052 (n)	28	23
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (n)	13,395	13,086
Fannie Mae Pool #MA4824 2.50% 10/1/2052 (n)	67	55
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (n)	3,045	3,045
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (n)	952	813
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (n)	411	411
Fannie Mae Pool #MA4999 3.00% 3/1/2053 (n)	82	70
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (n)	1,095	1,094
Fannie Mae Pool #MA5000 3.50% 4/1/2053 (n)	869	772
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (n)	1,535	1,498
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (n)	164	164
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (n)	71	70
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (n)	450	449
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (n)	254	253
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (n)	1,544	1,602
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (n)	573	595
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (n)	494	513
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (n)	5,216	4,086
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (n)	37	30
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (n)	974	970
Fannie Mae Pool #MA5105 4.50% 8/1/2053 (n)	6,455	6,093
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (n)	15,157	15,124
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (n)	7,813	7,800
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (n)	537	545
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (n)	15,922	15,881
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (n)	3,773	3,837
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (n)	711	706
Fannie Mae Pool #DA1084 6.50% 11/1/2053 (n)	943	973
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (n)	42	43
Fannie Mae Pool #FA3617 3.50% 12/1/2053 (n)	14,178	12,594
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (n)	5,588	5,697
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (n)	92	93
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (n)	10,110	10,430
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (n)	6,017	6,138
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (n)	2,666	2,762
Fannie Mae Pool #FS6855 6.50% 2/1/2054 (n)	18	19
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (n)	2,048	2,039
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (n)	991	986
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (n)	2,805	2,858
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (n)	26	26
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (n)	13,701	13,617
Fannie Mae Pool #MA5328 6.00% 4/1/2054 (n)	1	1
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (n)	969	964
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (n)	2,844	2,838
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (n)	1,431	1,422
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (n)	1,804	1,849
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (n)	814	824
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (n)	349	355
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (n)	300	305
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (n)	53	54

The Income Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (n)	USD955	$953
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (n)	826	821
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (n)	5,555	5,624
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (n)	1,428	1,455
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (n)	1,201	1,227
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (n)	897	917
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (n)	601	608
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (n)	242	246
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (n)	70	71
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (n)	6,507	6,587
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (n)	1,592	1,619
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (n)	733	745
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (n)	381	386
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (n)	333	338
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (n)	312	318
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (n)	173	176
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (n)	128	131
Fannie Mae Pool #DB4468 6.00% 8/1/2054 (n)	123	125
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (n)	120	123
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (n)	100	102
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (n)	1,028	1,068
Fannie Mae Pool #DC0482 6.50% 8/1/2054 (n)	983	1,015
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (n)	3,412	3,409
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (n)	353	351
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (n)	727	740
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (n)	22	22
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (n)	10	10
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (n)	2,303	2,282
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (n)	4,522	4,578
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (n)	849	860
Fannie Mae Pool #MA5499 6.50% 10/1/2054 (n)	744	768
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (n)	2,066	2,055
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (n)	17,823	18,045
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (n)	3,555	3,599
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (n)	399	404
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (n)	3,469	3,512
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (n)	10,845	11,216
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (n)	593	601
Fannie Mae Pool #DD2501 6.00% 2/1/2055 (n)	582	591
Fannie Mae Pool #DD1974 6.50% 2/1/2055 (n)	2,529	2,610
Fannie Mae Pool #FA3632 5.00% 3/1/2055 (n)	5,142	4,973
Fannie Mae Pool #FA5240 5.50% 3/1/2055 (n)	1,458	1,455
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (n)	1,383	1,300
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (n)	15	16
Fannie Mae Pool #DD6425 6.50% 4/1/2055 (n)	1,619	1,671
Fannie Mae Pool #MA5702 6.50% 5/1/2055 (n)	3,352	3,460
Fannie Mae Pool #MA5731 3.50% 6/1/2055 (n)	168	150
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (n)	2,491	2,408
Fannie Mae Pool #DE2033 6.00% 6/1/2055 (n)	34	34
Fannie Mae Pool #DE1075 6.50% 6/1/2055 (n)	2,000	2,072
Fannie Mae Pool #BV1724 6.50% 6/1/2055 (n)	440	454
Fannie Mae Pool #BV1865 6.50% 6/1/2055 (n)	181	187
Fannie Mae Pool #DE3184 6.50% 7/1/2055 (n)	1,492	1,539
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (n)	9,444	9,420
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (n)	119	121
Fannie Mae Pool #DF1794 6.50% 9/1/2055 (n)	1,397	1,450
Fannie Mae Pool #MA5855 6.50% 10/1/2055 (n)	35,570	36,695
Fannie Mae Pool #CC1408 6.50% 10/1/2055 (n)	3,000	3,096
Fannie Mae Pool #DF0024 6.50% 10/1/2055 (n)	893	921
Fannie Mae Pool #MA5881 6.50% 11/1/2055 (n)	3,000	3,096
Fannie Mae Pool #MA5910 5.50% 12/1/2055 (n)	5,102	5,056
Fannie Mae Pool #MA5912 6.50% 12/1/2055 (n)	4,030	4,157
Fannie Mae Pool #MA5971 5.00% 2/1/2056 (n)	3,655	3,529
Fannie Mae Pool #MA5974 6.50% 2/1/2056 (n)	3,000	3,097
Fannie Mae Pool #BW2543 6.50% 2/1/2056 (n)	1,471	1,519
Fannie Mae Pool #MA6027 4.00% 4/1/2056 (n)	28,787	26,297

36	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (n)	USD52,143	$50,356
Fannie Mae Pool #MA6032 6.50% 4/1/2056 (n)	3,312	3,419
Fannie Mae Pool #MA6053 5.00% 5/1/2056 (n)	148	143
Fannie Mae Pool #MA6080 5.50% 6/1/2056 (n)	38,538	38,183
Fannie Mae Pool #MA6117 4.50% 7/1/2056 (n)	8,640	8,124
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (n)	3,205	2,939
Fannie Mae Pool #BF0167 3.00% 2/1/2057 (n)	676	573
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (n)	9,566	8,423
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (n)	49,867	42,126
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (n)	16,713	15,873
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (n)	11,742	9,832
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (n)	10,327	8,244
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (n)	4,103	3,435
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (n)	637	533
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (n)	22,085	19,383
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (n)	3,841	3,467
Fannie Mae, Series 2007-24, Class P, 6.00% 3/25/2037 (n)	99	102
Fannie Mae, Series 2007-33, Class HE, 5.50% 4/25/2037 (n)	209	212
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (n)	35	36
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (n)	65	67
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (n)	61	61
Fannie Mae, Series 2002-W1, Class 2A, 4.273% 2/25/2042 (i)(n)	145	144
Freddie Mac Pool #J38387 3.00% 1/1/2033 (n)	16	15
Freddie Mac Pool #G04805 4.50% 12/1/2035 (n)	1,444	1,407
Freddie Mac Pool #K93772 3.00% 12/1/2036 (n)	262	241
Freddie Mac Pool #K93766 3.00% 12/1/2036 (n)	258	237
Freddie Mac Pool #ZS2234 6.50% 9/1/2038 (n)	164	172
Freddie Mac Pool #G08353 4.50% 7/1/2039 (n)	134	130
Freddie Mac Pool #A87892 5.00% 8/1/2039 (n)	313	316
Freddie Mac Pool #A87873 5.00% 8/1/2039 (n)	123	122
Freddie Mac Pool #G05937 4.50% 8/1/2040 (n)	2,066	2,011
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (n)	24,848	21,481
Freddie Mac Pool #A96488 5.00% 1/1/2041 (n)	12	12
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (n)	22,174	19,132
Freddie Mac Pool #Q02849 4.50% 8/1/2041 (n)	160	154
Freddie Mac Pool #Q02676 4.50% 8/1/2041 (n)	132	127
Freddie Mac Pool #G07189 4.50% 3/1/2042 (n)	289	281
Freddie Mac Pool #G07221 4.50% 6/1/2042 (n)	436	424
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (n)	951	902
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (n)	683	647
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (n)	3,548	3,202
Freddie Mac Pool #G60559 4.00% 4/1/2046 (n)	4,405	4,136
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (n)	503	484
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (n)	859	827
Freddie Mac Pool #V82662 4.00% 10/1/2046 (n)	2,921	2,738
Freddie Mac Pool #Q44400 4.00% 11/1/2046 (n)	2,638	2,474
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (n)	5,192	4,813
Freddie Mac Pool #G61733 3.00% 12/1/2047 (n)	4,678	4,135
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (n)	3,287	3,055
Freddie Mac Pool #G61628 3.50% 9/1/2048 (n)	429	390
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (n)	276	265
Freddie Mac Pool #SD0045 4.50% 11/1/2048 (n)	8,379	8,030
Freddie Mac Pool #ZN3568 4.50% 2/1/2049 (n)	7	7
Freddie Mac Pool #SD7503 3.50% 8/1/2049 (n)	2,471	2,232
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (n)	10,096	9,124
Freddie Mac Pool #QA4396 2.50% 11/1/2049 (n)	15	12
Freddie Mac Pool #RA1744 4.00% 11/1/2049 (n)	11,390	10,575
Freddie Mac Pool #QA5125 3.50% 12/1/2049 (n)	13,780	12,502
Freddie Mac Pool #RA2854 2.50% 6/1/2050 (n)	237	194
Freddie Mac Pool #RA3022 2.50% 6/1/2050 (n)	43	35
Freddie Mac Pool #QB1397 2.50% 7/1/2050 (n)	2,154	1,762
Freddie Mac Pool #RA3054 2.50% 7/1/2050 (n)	1,224	1,001
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (n)	187	153
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (n)	287	248
Freddie Mac Pool #QB3745 2.50% 9/1/2050 (n)	382	315
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (n)	101	82

The Income Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (n)	USD2,411	$2,081
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (n)	11,178	9,354
Freddie Mac Pool #RA3771 2.50% 10/1/2050 (n)	6,595	5,391
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (n)	42,990	33,949
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (n)	16,825	13,490
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (n)	2,759	2,156
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (n)	8,409	6,951
Freddie Mac Pool #QB5662 2.50% 11/1/2050 (n)	932	768
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (n)	53	44
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (n)	12,425	10,163
Freddie Mac Pool #RA4179 2.50% 12/1/2050 (n)	1,755	1,436
Freddie Mac Pool #RA4216 2.50% 12/1/2050 (n)	17	14
Freddie Mac Pool #QB7147 2.50% 1/1/2051 (n)	270	222
Freddie Mac Pool #SD0554 2.50% 3/1/2051 (n)	2,105	1,719
Freddie Mac Pool #QC1187 2.50% 4/1/2051 (n)	1,773	1,454
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (n)	1,265	1,033
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (n)	9,236	7,296
Freddie Mac Pool #QC1630 2.00% 5/1/2051 (n)	4,377	3,416
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (n)	375	293
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (n)	351	274
Freddie Mac Pool #QC1292 2.50% 5/1/2051 (n)	2,733	2,246
Freddie Mac Pool #SI2106 2.50% 5/1/2051 (n)	243	200
Freddie Mac Pool #RA5286 2.50% 5/1/2051 (n)	53	43
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (n)	1,537	1,326
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (n)	4,667	3,823
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (n)	4,452	3,639
Freddie Mac Pool #QC3551 2.50% 7/1/2051 (n)	816	672
Freddie Mac Pool #QC4225 2.50% 7/1/2051 (n)	435	358
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (n)	542	473
Freddie Mac Pool #QC5575 2.50% 8/1/2051 (n)	73	60
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (n)	1,154	986
Freddie Mac Pool #SD8166 2.00% 9/1/2051 (n)	727	571
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (n)	3,089	2,572
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (n)	998	815
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (n)	475	397
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (n)	20,878	18,214
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (n)	1,505	1,299
Freddie Mac Pool #QD0086 2.00% 10/1/2051 (n)	808	631
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (n)	10,763	8,821
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (n)	2,848	2,326
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (n)	1,257	1,026
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (n)	3,973	3,429
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (n)	1,279	1,116
Freddie Mac Pool #QD0910 2.00% 11/1/2051 (n)	2,652	2,071
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (n)	1,862	1,457
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (n)	1,587	1,370
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (n)	750	588
Freddie Mac Pool #RA6499 2.00% 12/1/2051 (n)	397	310
Freddie Mac Pool #QD2900 2.00% 12/1/2051 (n)	331	258
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (n)	3,041	2,538
Freddie Mac Pool #SD8183 2.50% 12/1/2051 (n)	1,129	929
Freddie Mac Pool #SD0838 2.00% 1/1/2052 (n)	968	755
Freddie Mac Pool #RA6652 2.50% 1/1/2052 (n)	520	427
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (n)	111	92
Freddie Mac Pool #SD7551 3.00% 1/1/2052 (n)	47,418	41,290
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (n)	387	337
Freddie Mac Pool #SD0803 3.00% 1/1/2052 (n)	295	255
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (n)	9,359	7,304
Freddie Mac Pool #SD0933 2.00% 2/1/2052 (n)	4,757	3,712
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (n)	1,091	852
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (n)	769	602
Freddie Mac Pool #QD6093 2.00% 2/1/2052 (n)	166	129
Freddie Mac Pool #QD6848 2.50% 2/1/2052 (n)	1,234	1,011
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (n)	759	622
Freddie Mac Pool #QE0849 2.50% 2/1/2052 (n)	443	362
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (n)	2,147	1,921

38	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (n)	USD3,937	$3,079
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (n)	2,531	1,981
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (n)	1,487	1,167
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (n)	854	668
Freddie Mac Pool #QE1478 2.00% 3/1/2052 (n)	226	176
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (n)	154	120
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (n)	2,811	2,302
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (n)	160	132
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (n)	78	64
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (n)	4,651	4,049
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (n)	1,175	919
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (n)	873	682
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (n)	7,552	6,169
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (n)	1,646	1,371
Freddie Mac Pool #RA7177 2.50% 4/1/2052 (n)	242	199
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (n)	169	139
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (n)	159	131
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (n)	153	125
Freddie Mac Pool #SD1099 2.50% 5/1/2052 (n)	121	100
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (n)	6,245	5,350
Freddie Mac Pool #SL3664 2.00% 6/1/2052 (n)	673	528
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (n)	778	638
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (n)	7,523	6,445
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (n)	33,358	27,245
Freddie Mac Pool #SD8224 2.50% 7/1/2052 (n)	299	245
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (n)	4,655	4,276
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (n)	707	553
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (n)	8,476	7,339
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (n)	196	186
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (n)	134	119
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (n)	198	187
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (n)	461	423
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (n)	79	75
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (n)	15,284	15,265
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (n)	2,362	2,305
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (n)	1,148	1,143
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (n)	766	795
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (n)	702	730
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (n)	668	700
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (n)	630	661
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (n)	456	479
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (n)	341	357
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (n)	247	256
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (n)	188	199
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (n)	4,460	4,439
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (n)	707	705
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (n)	276	284
Freddie Mac Pool #SD5855 3.50% 8/1/2053 (n)	4,369	3,881
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (n)	2,976	2,968
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (n)	2,843	2,833
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (n)	2,543	2,534
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (n)	1,669	1,667
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (n)	171	170
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (n)	2,355	2,392
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (n)	22,594	22,555
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (n)	53	55
Freddie Mac Pool #SD4816 2.50% 1/1/2054 (n)	106	87
Freddie Mac Pool #SD5856 3.50% 1/1/2054 (n)	10,848	9,636
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (n)	4,844	4,940
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (n)	82	83
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (n)	326	336
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (n)	546	543
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (n)	3,186	3,225
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (n)	1,856	1,845
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (n)	324	324
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (n)	237	236

The Income Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (n)	USD1,362	$1,386
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (n)	151	155
Freddie Mac Pool #QI3091 6.50% 4/1/2054 (n)	1,503	1,553
Freddie Mac Pool #SL4182 2.50% 5/1/2054 (n)	4,944	4,040
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (n)	198	202
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (n)	1,686	1,686
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (n)	2,265	2,308
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (n)	1,659	1,701
Freddie Mac Pool #SD5691 6.00% 6/1/2054 (n)	108	110
Freddie Mac Pool #QI9074 6.00% 6/1/2054 (n)	78	80
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (n)	24	24
Freddie Mac Pool #RJ1748 6.50% 6/1/2054 (n)	961	992
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (n)	2,791	2,770
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (n)	487	486
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (n)	2,695	2,769
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (n)	1,949	1,992
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (n)	954	966
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (n)	712	723
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (n)	628	640
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (n)	259	263
Freddie Mac Pool #SI2131 6.50% 7/1/2054 (n)	3,948	4,076
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (n)	170	176
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (n)	879	874
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (n)	514	510
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (n)	505	504
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (n)	88	88
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (n)	3,959	4,009
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (n)	2,837	2,900
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (n)	888	900
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (n)	442	450
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (n)	307	311
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (n)	11	11
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (n)	2,095	2,172
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (n)	498	516
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (n)	376	390
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (n)	206	213
Freddie Mac Pool #QJ4152 6.50% 8/1/2054 (n)	23	24
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (n)	1,748	1,744
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (n)	1,582	1,573
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (n)	748	741
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (n)	668	668
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (n)	600	598
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (n)	2,071	2,096
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (n)	1,615	1,645
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (n)	813	829
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (n)	786	806
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (n)	781	799
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (n)	460	467
Freddie Mac Pool #SD6404 6.50% 9/1/2054 (n)	6,814	7,048
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (n)	162	167
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (n)	54	56
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (n)	2,310	2,239
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (n)	7,548	7,490
Freddie Mac Pool #SL1418 6.00% 10/1/2054 (n)	428	433
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (n)	10,512	10,159
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (n)	7,710	7,644
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (n)	3,657	3,631
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (n)	280	278
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (n)	1,117	1,131
Freddie Mac Pool #SD8499 3.50% 12/1/2054 (n)	687	610
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (n)	4,242	4,208
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (n)	1,622	1,616
Freddie Mac Pool #QX1233 6.00% 12/1/2054 (n)	314	318
Freddie Mac Pool #QX1087 6.00% 12/1/2054 (n)	258	261
Freddie Mac Pool #QX0557 6.50% 12/1/2054 (n)	448	462
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (n)	5,602	4,976

40	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (n)	USD2,466	$2,497
Freddie Mac Pool #QX3576 6.00% 1/1/2055 (n)	255	258
Freddie Mac Pool #QX2634 6.50% 1/1/2055 (n)	20	20
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (n)	67	66
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (n)	11,151	11,292
Freddie Mac Pool #QX4518 6.50% 2/1/2055 (n)	1,433	1,479
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (n)	1,020	1,033
Freddie Mac Pool #QX9923 6.00% 3/1/2055 (n)	67	68
Freddie Mac Pool #QX7585 6.50% 3/1/2055 (n)	1,647	1,701
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (n)	1,629	1,576
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (n)	6,636	6,746
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (n)	6,469	6,551
Freddie Mac Pool #QY4944 6.50% 4/1/2055 (n)	1,852	1,911
Freddie Mac Pool #QX9880 6.50% 4/1/2055 (n)	231	239
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (n)	8,642	8,750
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (n)	485	491
Freddie Mac Pool #QY2211 6.50% 5/1/2055 (n)	947	977
Freddie Mac Pool #RQ0017 3.50% 6/1/2055 (n)	189	168
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (n)	1,289	1,246
Freddie Mac Pool #QY7298 6.50% 6/1/2055 (n)	998	1,030
Freddie Mac Pool #QY6978 6.50% 6/1/2055 (n)	721	744
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (n)	951	919
Freddie Mac Pool #RQ0029 6.50% 7/1/2055 (n)	7,539	7,778
Freddie Mac Pool #QY8306 6.50% 7/1/2055 (n)	1,479	1,535
Freddie Mac Pool #SL3294 6.50% 7/1/2055 (n)	466	481
Freddie Mac Pool #RQ0045 3.50% 8/1/2055 (n)	1,010	898
Freddie Mac Pool #QZ0219 6.00% 8/1/2055 (n)	335	339
Freddie Mac Pool #RJ4710 6.50% 8/1/2055 (n)	3,000	3,096
Freddie Mac Pool #RQ0042 6.50% 8/1/2055 (n)	3,000	3,095
Freddie Mac Pool #QZ2522 6.50% 8/1/2055 (n)	18	18
Freddie Mac Pool #RQ0051 6.50% 9/1/2055 (n)	12,933	13,343
Freddie Mac Pool #RQ0058 6.50% 10/1/2055 (n)	7,917	8,168
Freddie Mac Pool #SL6147 5.50% 11/1/2055 (n)	43,503	43,116
Freddie Mac Pool #RQ0064 5.50% 11/1/2055 (n)	897	889
Freddie Mac Pool #QZ7185 6.50% 11/1/2055 (n)	1,472	1,528
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (n)	10,453	9,828
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (n)	2,643	2,677
Freddie Mac Pool #RQ0078 6.50% 12/1/2055 (n)	3,380	3,488
Freddie Mac Pool #QZ9761 6.50% 12/1/2055 (n)	1,696	1,750
Freddie Mac Pool #TA1888 6.50% 12/1/2055 (n)	30	31
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (n)	974	865
Freddie Mac Pool #RQ0087 6.50% 1/1/2056 (n)	3,035	3,132
Freddie Mac Pool #RQ0094 5.00% 2/1/2056 (n)	86,164	83,213
Freddie Mac Pool #RQ0097 6.50% 2/1/2056 (n)	3,046	3,144
Freddie Mac Pool #RQ0105 6.50% 3/1/2056 (n)	1,560	1,610
Freddie Mac Pool #RQ0110 5.00% 4/1/2056 (n)	19,234	18,575
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036 (n)	211	214
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037 (n)	154	157
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (n)	85	86
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (n)	21,362	21,776
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (n)	1,533	1,450
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056 (n)	242	222
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (i)(n)	1,539	1,465
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (n)	2,407	2,256
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (i)(n)	2,283	2,157
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (i)(n)	457	411
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (n)	376	338
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057 (n)	738	711
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (n)	4,299	4,084
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (n)	3,168	2,933
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (n)	1,596	1,556
Government National Mortgage Assn. 5.50% 8/1/2056 (n)(o)	10,000	9,935
Government National Mortgage Assn. 6.00% 8/1/2056 (n)(o)	5,000	5,082
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (n)	215	204
Government National Mortgage Assn. Pool #BD3903 4.00% 1/20/2048 (n)	3,782	3,444
Government National Mortgage Assn. Pool #BE3194 4.00% 1/20/2048 (n)	674	615

The Income Fund of America	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA5192 4.00% 5/20/2048 (n)	USD2,840	$2,625
Government National Mortgage Assn. Pool #MA6217 2.50% 10/20/2049 (n)	25	21
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (n)	47,192	37,896
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (n)	1,919	1,541
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (n)	30,448	25,458
Government National Mortgage Assn. Pool #MA7648 2.00% 10/20/2051 (n)	317	255
Government National Mortgage Assn. Pool #MA7826 2.00% 1/20/2052 (n)	179	143
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (n)	1,142	917
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (n)	780	652
Government National Mortgage Assn. Pool #MA8041 2.00% 5/20/2052 (n)	482	387
Government National Mortgage Assn. Pool #MA8096 2.00% 6/20/2052 (n)	39	31
Government National Mortgage Assn. Pool #MA8150 4.00% 7/20/2052 (n)	19	17
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (n)	2,389	2,199
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052 (n)	1,478	1,363
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (n)	21,861	20,683
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (n)	4,236	4,003
Government National Mortgage Assn. Pool #MA9722 4.00% 6/20/2054 (n)	1,617	1,472
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (n)	4,356	3,254
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (n)(o)	1,887	1,471
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (n)(o)	6,251	5,097
Uniform Mortgage-Backed Security 3.00% 8/1/2056 (n)(o)	508	433
Uniform Mortgage-Backed Security 3.50% 8/1/2056 (n)(o)	6,249	5,544
Uniform Mortgage-Backed Security 4.00% 8/1/2056 (n)(o)	1,531	1,398
Uniform Mortgage-Backed Security 4.50% 8/1/2056 (n)(o)	2,000	1,878
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (n)(o)	2,384	2,301
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (n)(o)	3,443	3,407
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (n)(o)	11,250	11,376
Uniform Mortgage-Backed Security 2.00% 9/1/2056 (n)(o)	51,205	39,878
Uniform Mortgage-Backed Security 2.50% 9/1/2056 (n)(o)	205,032	167,107
Uniform Mortgage-Backed Security 3.00% 9/1/2056 (n)(o)	14,742	12,560
Uniform Mortgage-Backed Security 3.50% 9/1/2056 (n)(o)	7,751	6,871
Uniform Mortgage-Backed Security 5.50% 9/1/2056 (n)(o)	160,994	159,094
Uniform Mortgage-Backed Security 6.00% 9/1/2056 (n)(o)	79,581	80,330
		3,033,515

Commercial mortgage-backed securities 0.45%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.419% 6/15/2040 (g)(i)(n)	14,910	14,987
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (g)(n)	11,195	11,119
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (g)(n)	5,897	5,571
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (g)(n)	1,704	1,570
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (g)(n)	1,463	1,362
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (g)(n)	1,386	1,299
AMSR Trust, Series 2025-SFR2, Class A, 4.275% 11/17/2042 (g)(n)	5,008	4,818
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.368% 7/15/2041 (g)(i)(n)	1,566	1,571
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.679% 11/10/2029 (g)(i)(n)	7,871	7,995
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (n)	1,810	1,767
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (n)	240	233
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (n)	2,230	2,129
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (n)	1,135	1,128
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (n)	10,734	11,006
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (i)(n)	3,328	3,455
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (n)	7,320	7,429
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (n)	2,190	2,237
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (i)(n)	6,459	6,615
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (i)(n)	3,040	3,096
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (i)(n)	16,947	17,300
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061 (n)	480	472
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (n)	293	288
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061 (i)(n)	5,772	5,706
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (n)	5,655	5,323
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (n)	3,260	3,115
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (n)	3,772	3,431
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (i)(n)	780	750
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (n)	5,296	5,339

42	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (i)(n)	USD3,200	$3,325
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (i)(n)	2,906	2,947
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (i)(n)	5,718	5,630
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051 (n)	4,806	4,732
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (n)	5,996	5,866
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (n)	3,146	2,820
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (i)(n)	3,037	2,999
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2057 (n)	11,006	11,209
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (i)(n)	5,802	5,910
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (n)	3,351	3,396
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (i)(n)	930	944
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (n)	983	988
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (i)(n)	2,702	2,741
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.226% 7/15/2039 (g)(i)(n)	7,416	7,424
BFLD Trust, Series 2024-WRHS, Class B, (1-month USD CME Term SOFR + 1.99%) 5.726% 7/15/2039 (g)(i)(n)	5,065	5,072
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (i)(n)	3,460	3,418
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (n)	1,962	1,997
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (i)(n)	11,120	11,289
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (i)(n)	2,300	2,335
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (i)(n)	17,244	17,586
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (i)(n)	9,284	9,470
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.276% 12/15/2042 (g)(i)(n)	5,823	5,843
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 4.97% 12/15/2039 (g)(i)(n)	6,570	6,589
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 5.319% 12/15/2039 (g)(i)(n)	1,241	1,245
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.167% 4/15/2037 (g)(i)(n)	2,414	2,417
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.641% 11/15/2038 (g)(i)(n)	7,681	7,682
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.666% 1/17/2039 (g)(i)(n)	2,279	2,280
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.118% 4/15/2041 (g)(i)(n)	8,336	8,366
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (g)(i)(n)	17,828	17,640
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.368% 8/15/2041 (g)(i)(n)	24,068	24,196
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.119% 11/15/2041 (g)(i)(n)	8,848	8,876
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.219% 11/15/2041 (g)(i)(n)	10,593	10,625
BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 5.418% 11/15/2041 (g)(i)(n)	2,558	2,564
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 5.568% 11/15/2041 (g)(i)(n)	4,810	4,828
BX Trust, Series 2025-DELC, Class A, (1-month USD CME Term SOFR + 1.55%) 5.226% 12/15/2042 (g)(i)(n)	5,618	5,640
BX Trust, Series 2025-DELC, Class B, (1-month USD CME Term SOFR + 1.80%) 5.476% 12/15/2042 (g)(i)(n)	472	474
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.376% 12/15/2044 (g)(i)(n)	15,370	15,358
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.56% 7/15/2041 (g)(i)(n)	4,768	4,774
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.009% 7/15/2041 (g)(i)(n)	5,091	5,077
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (g)(i)(n)	8,114	8,216
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (n)	179	176
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.318% 8/15/2041 (g)(i)(n)	12,536	12,493
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050 (i)(n)	301	294
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (g)(n)	6,864	6,946
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (g)(n)	3,537	3,583
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.140% 9/12/2040 (g)(i)(n)	2,720	2,758
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (n)	172	171
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.145% 8/10/2042 (g)(i)(n)	7,386	7,371
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (g)(i)(n)	4,476	4,420
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (g)(i)(n)	4,722	4,713
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.976% 10/15/2042 (g)(i)(n)	5,432	5,449
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.276% 10/15/2042 (g)(i)(n)	1,628	1,634
Extended Stay America Trust, Series 2025-ESH, Class C, (1-month USD CME Term SOFR + 1.85%) 5.526% 10/15/2042 (g)(i)(n)	1,452	1,461
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.276% 10/15/2042 (g)(i)(n)	2,526	2,554
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/19/2039 (g)(n)	4,031	4,008
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.126% 12/15/2039 (g)(i)(n)	6,068	6,082
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.368% 5/15/2041 (g)(i)(n)	17,625	17,683
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (n)	940	928

The Income Fund of America	43

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (n)	USD240	$234
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (n)	6,571	5,990
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.069% 3/15/2042 (g)(i)(n)	10,765	10,790
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.419% 3/15/2042 (g)(i)(n)	1,617	1,622
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.718% 3/15/2042 (g)(i)(n)	422	424
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.268% 3/15/2042 (g)(i)(n)	1,901	1,910
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 6.967% 3/15/2042 (g)(i)(n)	5,388	5,384
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (g)(i)(n)	4,260	4,274
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (g)(i)(n)	19,370	19,581
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041 (g)(n)	2,450	2,344
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (n)	1,510	1,498
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (n)	560	551
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (g)(n)	3,421	2,922
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (g)(n)	1,165	971
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039 (g)(i)(n)	328	263
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (i)(n)	4,810	4,793
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.269% 11/15/2039 (g)(i)(n)	3,453	3,461
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (g)(n)	15,628	15,149
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (n)	123	122
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (n)	2,795	2,699
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (n)	580	578
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (n)	21,684	22,044
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.917% 4/15/2055 (i)(n)	590	545
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 7.466% 7/25/2054 (g)(i)(n)	2,427	2,527
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.016% 5/25/2055 (g)(i)(n)	1,441	1,462
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.716% 5/25/2055 (g)(i)(n)	2,583	2,629
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.176% 9/15/2042 (g)(i)(n)	2,914	2,923
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.068% 5/15/2039 (g)(i)(n)	11,150	11,170
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (g)(n)	5,645	4,994
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.676% 1/15/2039 (g)(i)(n)	19,555	19,551
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.119% 2/15/2042 (g)(i)(n)	15,426	15,331
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.169% 11/15/2041 (g)(i)(n)	7,000	7,019
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 5.518% 11/15/2041 (g)(i)(n)	2,743	2,752
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 5.918% 11/15/2041 (g)(i)(n)	672	675
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (n)	6,015	5,995
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (n)	2,405	2,265
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (i)(n)	2,580	2,417
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (n)	690	709
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (n)	480	478
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.465% 11/15/2027 (g)(i)(n)	12,241	12,324
		671,993

Collateralized mortgage-backed obligations (privately originated) 0.30%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (g)(j)(n)	10,163	10,182
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (g)(i)(n)	1,398	1,270
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (g)(n)	83	81
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (g)(i)(n)	1,140	1,069
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (g)(i)(n)	376	373

44	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (g)(j)(n)	USD1,280	$1,281
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (g)(j)(n)	625	626
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028) (g)(j)(n)	4,657	4,668
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (g)(j)(n)	1,502	1,503
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (g)(i)(n)	154	154
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (g)(i)(n)	15,981	15,609
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (g)(j)(n)	465	455
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064 (g)(i)(n)	4,905	4,226
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (g)(i)(n)	3,115	2,709
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (g)(i)(n)	1,598	1,559
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (g)(j)(n)	5,335	5,277
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (g)(i)(n)	195	186
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (g)(j)(n)	704	704
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (g)(j)(n)	4,875	4,875
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (g)(i)(n)	1,548	1,397
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 5.116% 10/25/2043 (g)(i)(n)	430	430
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.666% 1/25/2044 (g)(i)(n)	671	671
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.416% 1/25/2044 (g)(i)(n)	1,614	1,628
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 6.316% 1/25/2044 (g)(i)(n)	2,985	3,079
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.416% 2/25/2044 (g)(i)(n)	3,432	3,462
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.266% 5/25/2044 (g)(i)(n)	1,347	1,351
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 5.816% 5/25/2044 (g)(i)(n)	889	903
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.216% 9/25/2044 (g)(i)(n)	597	598
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.566% 1/25/2045 (g)(i)(n)	1,774	1,775
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.766% 2/25/2045 (g)(i)(n)	446	446
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 11/25/2035 (n)	1,563	761
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 4.137% 6/25/2037 (i)(n)	747	676
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (n)	198	199
FARM Mortgage Trust, Series 2024-1, Class A1, 4.684% 10/1/2053 (g)(i)(n)	2,418	2,346
FARM Mortgage Trust, Series 2024-2, Class A, 5.149% 8/1/2054 (g)(i)(n)	2,553	2,462
FARM Mortgage Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (g)(i)(n)	3,634	3,589
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (g)(n)	12,655	12,175
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (g)(i)(n)	5,099	4,122
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (g)(i)(n)	5,688	4,591
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.766% 9/25/2042 (g)(i)(n)	121	121
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 4.966% 2/25/2044 (g)(i)(n)	2,705	2,717
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2044 (g)(i)(n)	1,261	1,262
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.878% 5/25/2044 (g)(i)(n)	10,625	10,674
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 4.666% 10/25/2044 (g)(i)(n)	1,150	1,152
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.066% 10/25/2044 (g)(i)(n)	47	47
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.716% 5/25/2045 (g)(i)(n)	798	800
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.816% 5/25/2045 (g)(i)(n)	535	535
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.466% 2/25/2046 (g)(i)(n)	5,545	5,544
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 8.981% 1/25/2050 (g)(i)(n)	4,360	4,845

The Income Fund of America	45

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 8.531% 2/25/2050 (g)(i)(n)	USD5,790	$6,376
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 13.731% 8/25/2050 (g)(i)(n)	5,306	6,923
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.09% 10/25/2050 (g)(i)(n)	7,758	10,614
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (g)(j)(n)	792	795
GCAT Trust, Series 2025-NQM4, Class A1, 5.529% 6/25/2070 (g)(j)(n)	1,693	1,691
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (g)(j)(n)	3,066	3,076
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.365% 5/25/2036 (i)(n)	887	845
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (g)(i)(n)	7,121	7,072
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.50% 7/25/2066 (g)(i)(n)	1,713	1,706
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A1A, 5.628% 10/25/2066 (6.628% on 6/1/2030) (g)(j)(n)	4,324	4,330
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 8/25/2050 (g)(i)(n)	406	358
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (g)(n)	589	590
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (g)(j)(n)	3,232	3,235
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (g)(j)(n)	5,151	5,116
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (g)(i)(n)	1,285	1,292
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-CLTR1, Class A1, 5.648% 7/25/2068 (g)(i)(n)	883	883
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (g)(j)(n)	3,925	3,945
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A1, 5.044% 7/25/2069 (g)(i)(n)	845	843
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (g)(j)(n)	5,526	5,513
New Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1, 5.109% 8/25/2065 (g)(i)(n)	3,105	3,070
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (g)(i)(n)	1,072	983
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.683% 3/25/2053 (g)(i)(n)	1,778	1,789
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (g)(j)(n)	2,884	2,880
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.709% 4/25/2053 (g)(i)(n)	3,485	3,499
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (g)(n)	14,862	14,823
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 5.70% 7/25/2062 (g)(n)	13,581	13,465
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (g)(i)(n)	2,911	2,873
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027) (g)(j)(n)	2,544	2,552
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (g)(j)(n)	1,238	1,240
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (g)(j)(n)	4,626	4,644
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (g)(j)(n)	3,194	3,211
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (g)(j)(n)	1,263	1,268
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (g)(j)(n)	8,858	8,928
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (g)(j)(n)	849	854
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (g)(j)(n)	1,525	1,529
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (g)(j)(n)	8,349	8,372
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (g)(j)(n)	1,209	1,209
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (g)(j)(n)	4,295	4,276
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (g)(j)(n)	9,484	9,394
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (g)(j)(n)	4,886	4,853
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (g)(i)(n)	7,043	6,960
Onslow Bay Financial, LLC, Series 2026-NQM5, Class A1, 5.321% 1/25/2066 (g)(i)(n)	5,403	5,377
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (g)(i)(n)	1,402	1,411
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (g)(n)	2,606	2,576
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (g)(n)	4,944	4,740
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041 (g)(n)	3,595	3,432
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041 (g)(i)(n)	2,709	2,549
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (g)(i)(n)	1,671	1,583
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/17/2041 (g)(n)	3,581	3,356
Progress Residential Trust, Series 2025-SFR1, Class C, 3.65% 2/17/2042 (g)(n)	1,979	1,848
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (g)(n)	5,120	4,798
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (g)(n)	4,750	4,540
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 3/25/2048 (g)(i)(n)	95	87
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.024% 10/25/2055 (g)(i)(n)	5,710	5,629
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.426% 10/17/2041 (g)(i)(n)	8,650	8,665
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.127% 2/17/2042 (g)(i)(n)	1,915	1,914
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.768% 5/25/2036 (i)(n)	882	480
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (g)(i)(n)	435	432
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (g)(i)(n)	252	252

46	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (g)(i)(n)	USD171	$171
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (g)(n)	4,817	4,559
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 4.982% 7/25/2065 (g)(i)(n)	1,838	1,824
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (b)(g)(k)	8,302	7,887
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041 (g)(n)	2,705	2,671
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041 (g)(n)	891	872
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (g)(n)	5,866	5,738
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041 (g)(n)	2,609	2,555
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (g)(n)	13,136	12,785
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (g)(j)(n)	5,015	5,005
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (g)(j)(n)	2,328	2,293
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (g)(j)(n)	1,440	1,443
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (g)(j)(n)	4,456	4,477
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (g)(j)(n)	1,396	1,403
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028) (g)(j)(n)	781	785
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (g)(j)(n)	1,096	1,103
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (g)(j)(n)	2,520	2,526
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028) (g)(j)(n)	785	788
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (g)(i)(n)	1,388	1,381
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (g)(i)(n)	4,064	4,049
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (g)(i)(n)	2,178	2,179
Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028) (g)(j)(n)	1,618	1,621
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (g)(i)(n)	2,157	2,160
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (g)(j)(n)	1,036	1,039
Verus Securitization Trust, Series 2025-6, Class A1, 5.417% 7/25/2070 (6.417% on 7/1/2029) (g)(j)(n)	999	997
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (g)(j)(n)	5,077	5,032
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (g)(i)(n)	5,700	5,600
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (g)(i)(n)	7,623	7,569
VM Fund I, LLC 8.625% 1/15/2028 (g)	8,194	8,262
		451,483
Total mortgage-backed obligations		4,156,991
Asset-backed obligations 1.11%
Other asset-backed securities 0.59%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (g)(n)	256	257
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (g)(n)	16,219	16,230
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (g)(n)	1,269	1,271
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (g)(n)	7,147	7,107
Affirm Master Trust, Series 2026-1A, Class B, 4.57% 2/15/2034 (g)(n)	1,127	1,118
Affirm Master Trust, Series 2026-1A, Class C, 4.72% 2/15/2034 (g)(n)	1,773	1,759
Affirm Master Trust, Series 2026-1A, Class D, 4.91% 2/15/2034 (g)(n)	1,531	1,518
Affirm Master Trust, Series 2026-3A, Class A, 4.78% 8/15/2034 (g)(n)	2,624	2,632
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (g)(n)	3,442	3,412
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (g)(n)	15,033	14,926
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class A2I, 5.909% 6/15/2056 (g)(n)	20,325	20,251
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class B, 6.688% 6/15/2056 (g)(n)	2,635	2,640
ALLO Issuer, LLC, Series 2026-1A, Class A2, 5.607% 6/20/2056 (g)(n)	5,526	5,548
Altde Trust, Series 2026-1A, Class A, 5.521% 4/15/2051 (g)(n)	17,070	16,851
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (g)(n)	4,550	4,517
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (g)(n)	3,088	3,063
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (g)(n)	16,845	16,491
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (g)(n)	13,781	13,643
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (g)(n)	3,202	3,209
Apollo Aviation Securitization Equity Trust, Series 2026-1A, Class A1, 5.646% 7/16/2051 (g)(n)	7,934	7,919
Auxilior Term Funding, LLC, Series 2026-1A, Class A1, 4.099% 7/15/2027 (g)(n)	1,920	1,921
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (g)(n)	4,259	4,294
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (g)(n)	6	6
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (g)(n)	5,500	5,223
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (g)(n)	835	801
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (g)(n)	289	289
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (g)(n)	333	335
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (g)(n)	243	245
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (g)(n)	2,009	2,002

The Income Fund of America	47

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Business Jet Securities, LLC, Series 2026-1A, Class A, 5.464% 6/15/2041 (g)(n)	USD15,866	$15,815
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (g)(n)	2,046	2,066
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (g)(n)	9,694	9,113
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (g)(n)	5,971	5,607
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (g)(n)	12,024	11,671
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (g)(n)	8,474	8,502
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.504% 2/15/2050 (g)(n)	4,048	4,045
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (g)(n)	11,902	11,722
Castlelake Aircraft Securitization Trust, Series 2026-2A, Class A, 5.333% 4/15/2051 (g)(n)	20,568	20,336
CCG Receivables Trust, Series 2025-2, Class B, 4.58% 8/15/2034 (g)(n)	6,513	6,461
CCG Receivables Trust, Series 2025-2, Class C, 4.68% 8/15/2034 (g)(n)	12,610	12,446
CCG Receivables Trust, Series 2025-2, Class D, 5.08% 8/15/2034 (g)(n)	5,725	5,645
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (g)(n)	23,266	19,345
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (g)(n)	5,611	4,653
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (g)(n)	5,327	3,266
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (g)(n)	567	358
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (g)(n)	16,399	12,934
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (g)(n)	2,847	1,700
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (g)(n)	22,460	22,466
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (g)(n)	18,585	18,585
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (g)(n)	295	296
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (g)(n)	3,832	3,823
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (g)(n)	2,150	2,014
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (g)(n)	1,348	1,262
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (g)(n)	5,330	4,983
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (g)(n)	8,509	7,859
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (g)(n)	330	304
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (g)(n)	2,061	2,015
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (g)(n)	4,180	4,193
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 3.931% 1/15/2037 (i)(n)	147	141
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 3.941% 2/15/2037 (i)(n)	222	211
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (n)	2,064	2,072
Dell Equipment Finance Trust, Series 2025-1, Class A2, 4.68% 7/22/2027 (g)(n)	546	547
Dext ABS, LLC, Series 2023-1, Class A2, 5.99% 3/15/2032 (g)(n)	483	483
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (g)(n)	46	46
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (g)(n)	1,718	1,733
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031 (g)(n)	844	857
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (g)(n)	737	690
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (g)(n)	6,717	6,693
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (g)(n)	5,397	5,336
FTAI MRE 2026-1 Cayman, Ltd., Series 2026-1A, Class A, 5.632% 6/15/2051 (g)(n)	1,906	1,904
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (g)(n)	2,283	2,158
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (g)(n)	999	920
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (g)(n)	76	68
GGAM Master Trust International, Ltd., Series 2026-1A, Class A, 5.861% 9/30/2060 (g)(n)	2,070	2,058
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (g)(n)	6,955	6,935
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (g)(n)	11,114	11,065
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (g)(n)	4,340	4,170
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (g)(n)	8,219	7,904
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (g)(n)	14,773	13,749
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (g)(n)	12,563	11,773
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (g)(n)	1,179	1,094
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027 (g)(n)	54	55
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (g)(n)	528	531
GreatAmerica Leasing Receivables Funding, LLC, Series 2026-1, Class A3, 4.76% 9/16/2030 (g)(n)	1,750	1,757
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (g)(n)	5,297	5,218
HPEFS Equipment Trust, Series 2025-1A, Class A2, 4.49% 9/20/2032 (g)(n)	1,074	1,075
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (g)(n)	2,021	2,011
HPEFS Equipment Trust, Series 2025-2A, Class B, 4.21% 11/22/2032 (g)(n)	857	849
HPEFS Equipment Trust, Series 2025-2A, Class C, 4.41% 11/22/2032 (g)(n)	1,613	1,597
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (n)	2,883	2,895
Kinetic ABS Issuer, LLC, Series 2026-2A, Class A2, 5.834% 6/25/2058 (g)(n)	12,310	12,311
Kinetic ABS Issuer, LLC, Series 2026-2A, Class B, 6.224% 6/25/2058 (g)(n)	955	954
MAPS Trust, Series 2026-2A, Class A, 5.523% 6/15/2051 (g)(n)	8,580	8,532

48	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
MAPS Trust, Series 2026-2A, Class B, 6.352% 6/15/2051 (g)(n)	USD410	$409
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07% 6/21/2032 (g)(n)	2,467	2,452
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (g)(n)	8,476	8,304
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (g)(n)	11,697	11,122
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (g)(n)	71,561	58,645
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (g)(n)	416	418
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (g)(n)	707	707
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (g)(n)	801	800
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (g)(n)	6,348	6,315
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (g)(n)	6,497	6,469
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (g)(n)	1,900	1,897
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (g)(n)	713	715
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (g)(n)	429	428
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (g)(n)	1,160	1,163
PFS Financing Corp., Series 2026-D, Class A, 4.49% 5/15/2031 (g)(n)	1,210	1,204
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (n)	4,926	4,655
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (g)(n)	2,078	2,055
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (g)(n)	2,837	2,788
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.376% 9/15/2039 (g)(i)(n)	701	708
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (g)(n)	963	975
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (g)(n)	1,041	1,040
PK ALIFT Loan Funding 9, LP, Series 2026-2, Class A, 5.217% 2/15/2044 (g)(n)	3,725	3,731
Reach Financial, LLC, Series 2026-1A, Class A, 4.32% 2/15/2033 (g)(n)	363	363
Reach Financial, LLC, Series 2026-1A, Class B, 4.37% 2/15/2033 (g)(n)	502	499
Reach Financial, LLC, Series 2026-2A, Class B, 4.81% 2/15/2035 (g)(n)	1,055	1,053
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (g)(n)	817	824
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (g)(n)	712	714
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (g)(n)	303	306
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (g)(n)	6,095	5,800
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (g)(n)	1,122	1,076
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049 (g)(n)	3,704	3,665
SLAM, LLC, Series 2026-1A, Class A, 5.547% 7/15/2051 (g)(n)	19,922	19,799
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (g)(n)	7,051	6,702
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (g)(n)	2,589	2,538
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (g)(n)	681	679
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (g)(n)	1,408	1,385
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (g)(n)	1,411	1,382
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (g)(n)	8,226	8,075
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (g)(n)	9,712	9,452
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (g)(n)	17,025	17,086
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (g)(n)	17,025	17,133
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (g)(n)	1,036	1,012
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (n)	6,813	6,847
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (n)	9,820	9,715
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (g)(n)	2,543	2,440
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (g)(n)	2,910	2,813
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (g)(n)	4,451	4,187
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (g)(n)	855	822
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (g)(n)	8,487	7,993
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (g)(n)	365	343
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (g)(n)	11,649	10,967
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (g)(n)	5,977	5,939
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (g)(n)	4,673	4,488
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (g)(n)	3,686	3,340
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (g)(n)	133	120
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049 (g)(n)	221	218
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (g)(n)	15,768	14,829
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (g)(n)	8,746	8,059
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (g)(n)	334	308
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (g)(n)	2,934	2,901
U.S. Bank NA, Series 2026-SUP1, Class B1, 5.50% 6/27/2033 (g)(n)	4,004	4,004
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (g)(n)	236	236
Upstart Securitization Trust, Series 2026-2, Class A2, 4.54% 5/20/2036 (g)(n)	421	420
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (g)(n)	638	640
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (g)(n)	1,298	1,313

The Income Fund of America	49

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (n)	USD19,500	$19,648
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (g)(n)	20,266	20,345
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (n)	3,672	3,634
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (g)(n)	14,830	14,860
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (g)(n)	1,408	1,409
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (g)(n)	511	512
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (g)(n)	122	122
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.57% 9/20/2033 (g)(n)	1,052	1,044
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (g)(n)	160	159
		874,573

Auto loan 0.41%
Ally Auto Receivables Trust, Series 2026-1, Ckass A2, 3.91% 11/15/2028 (n)	4,323	4,318
Ally Auto Receivables Trust, Series 2026-1, Class A3, 3.92% 10/15/2030 (n)	3,308	3,281
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030 (g)(n)	2,491	2,500
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (g)(n)	7,281	7,391
American Credit Acceptance Receivables Trust, Series 2026-3, Class A, 4.60% 6/10/2030 (g)(n)	6,463	6,465
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (g)(n)	10,304	10,352
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030 (g)(n)	4,469	4,531
American Credit Acceptance Receivables Trust, Series 2026-2, Class B, 4.50% 10/8/2030 (g)(n)	3,000	2,990
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (g)(n)	2,494	2,497
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (g)(n)	5,726	5,758
American Credit Acceptance Receivables Trust, Series 2026-3, Class C, 5.11% 1/10/2033 (g)(n)	9,862	9,855
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028 (n)	3,356	3,363
AutoNation Finance Trust, Series 2025-1A, Class A2, 4.72% 4/10/2028 (g)(n)	67	67
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (g)(n)	4,993	4,986
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (g)(n)	283	283
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (g)(n)	92	92
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027 (g)(n)	833	832
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (g)(n)	10,793	10,863
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029 (g)(n)	12,400	12,541
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (g)(n)	23,741	24,217
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (g)(n)	3,150	3,234
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (g)(n)	7,930	8,024
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030 (g)(n)	1,507	1,530
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030 (g)(n)	8,000	8,067
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030 (g)(n)	1,671	1,685
Bank of America Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (g)(n)	2,253	2,264
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A2, 4.73% 2/15/2028 (n)	116	116
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (n)	874	874
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (n)	350	350
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (n)	824	828
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (n)	878	875
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (n)	4,610	4,651
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (n)	2,963	2,968
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030 (n)	5,300	5,306
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class B, 4.56% 2/17/2032 (n)	1,220	1,217
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (n)	12,713	12,769
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (n)	2,153	2,178
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (n)	3,265	3,312
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (n)	82	80
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028 (n)	477	471
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (g)(n)	6,109	6,135
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (g)(n)	5,334	5,364
Chase Auto Owner Trust, Series 2024-1, Class A4, 5.05% 10/25/2029 (g)(n)	10,983	11,067
CPS Auto Receivables Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (g)(n)	1,647	1,644
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (g)(n)	319	320
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (g)(n)	197	199
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030 (g)(n)	2,376	2,391
CPS Auto Receivables Trust, Series 2024-C, Class D, 6.22% 10/15/2030 (g)(n)	2,251	2,285
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (n)	513	514
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (n)	3,253	3,281
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (g)(n)	221	221
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (g)(n)	736	736
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (g)(n)	2,471	2,490

50	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030 (g)(n)	USD3,023	$3,073
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (n)	1,348	1,348
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (n)	1,728	1,748
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70% 7/16/2029 (n)	3,616	3,637
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (n)	3,080	3,086
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24% 11/15/2029 (n)	1,341	1,340
Exeter Automobile Receivables Trust, Series 2026-1A, Class A3, 4.03% 3/15/2030 (n)	2,049	2,042
Exeter Automobile Receivables Trust, Series 2024-1A, Class C, 5.41% 5/15/2030 (n)	2,864	2,876
Exeter Automobile Receivables Trust, Series 2024-1A, Class D, 5.84% 6/17/2030 (n)	5,167	5,223
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (n)	1,260	1,254
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030 (n)	1,480	1,489
Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98% 9/16/2030 (n)	4,746	4,829
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (n)	2,608	2,639
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (g)(n)	1,014	1,088
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031 (n)	6,311	6,345
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (n)	4,939	4,985
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (g)(n)	13,385	13,572
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (g)(i)(n)	30,500	30,699
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (g)(n)	5,275	5,271
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (n)	13,098	12,973
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028 (g)(n)	1,395	1,398
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (g)(n)	2,150	2,154
GLS Auto Receivables Trust, Series 2026-2A, Class A2, 4.25% 4/16/2029 (g)(n)	3,654	3,653
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029 (g)(n)	1,830	1,833
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (g)(n)	379	380
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (g)(n)	818	830
GLS Auto Receivables Trust, Series 2026-2A, Class A3, 4.33% 11/15/2029 (g)(n)	2,054	2,050
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (g)(n)	2,513	2,527
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (g)(n)	1,674	1,696
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030 (g)(n)	5,220	5,267
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030 (g)(n)	4,809	4,827
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030 (g)(n)	5,534	5,571
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031 (g)(n)	2,661	2,678
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (g)(n)	1,170	1,213
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (g)(n)	764	764
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (g)(n)	750	752
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (g)(n)	17,961	18,416
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (n)	2,126	2,132
GM Financial Securitized Term Auto Receivables Trust, Series 2026-2, Class A2A, 4.05% 5/16/2029 (n)	3,270	3,263
GM Financial Securitized Term Auto Receivables Trust, Series 2026-2, Class B, 4.44% 4/16/2032 (n)	1,600	1,580
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (g)(n)	4,075	4,097
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (g)(n)	8,300	8,168
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (g)(n)	3,583	3,543
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (g)(n)	7,264	7,205
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (g)(n)	8,275	8,482
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (g)(n)	23,796	23,652
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (g)(n)	2,808	2,790
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (g)(n)	1,542	1,532
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (g)(n)	281	282
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (g)(n)	10,453	10,532
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (g)(n)	2,343	2,340
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (g)(n)	3,042	3,002
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (g)(n)	1,813	1,794
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (n)	2,983	2,995
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (g)(n)	20,107	19,835
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (g)(n)	1,058	1,059
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (g)(n)	888	890
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (g)(n)	592	593
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (g)(n)	671	669
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (g)(n)	1,341	1,332
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A4 4.19% 5/15/2031 (g)(n)	953	941
PenFed Auto Receivables Owner Trust, Series 2025-A, Class B, 4.37% 7/15/2031 (g)(n)	329	323
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029 (g)(n)	917	919
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (g)(n)	845	850
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (n)	5,393	5,415
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (n)	26	26

The Income Fund of America	51

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (n)	USD5,331	$5,355
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (n)	3,599	3,610
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (n)	745	749
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030 (n)	4,218	4,236
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031 (n)	2,657	2,662
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031 (n)	5,961	5,971
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032 (n)	5,140	5,148
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (g)(n)	434	434
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (g)(n)	1,573	1,562
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (g)(n)	346	344
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (g)(n)	345	344
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (g)(n)	1,526	1,530
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030 (g)(n)	1,034	1,045
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (g)(n)	3,966	3,972
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031 (g)(n)	1,637	1,661
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (g)(n)	705	706
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A2, 4.06% 6/20/2028 (g)(n)	1,408	1,408
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (n)	2,714	2,722
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (n)	3,718	3,740
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (b)(g)(k)(n)	1,458	846
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (g)(n)	55	55
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (g)(n)	1,295	1,305
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (g)(n)	519	519
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (g)(n)	214	214
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (g)(n)	1,903	1,904
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (g)(n)	2,135	2,145
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (g)(n)	2,094	2,103
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (g)(n)	1,993	2,022
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (g)(n)	2,813	2,853
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (g)(n)	11,381	11,401
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029 (g)(n)	7,423	7,449
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030 (g)(n)	8,000	8,060
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030 (g)(n)	8,000	8,027
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030 (g)(n)	2,826	2,861
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (g)(n)	3,143	3,163
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039 (g)(n)	3,151	3,173
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (g)(n)	3,745	3,760
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (g)(n)	4,136	4,152
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (n)	4,163	4,172
		617,778

Collateralized loan obligations 0.05%
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 5.579% 10/20/2034 (g)(i)(n)	789	790
Apidos CLO XXXII, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.829% 1/20/2033 (g)(i)(n)	2,164	2,168
Battalion CLO XII, Ltd., Series 2018-12A, Class BRR, (3-month USD CME Term SOFR + 1.20%) 4.849% 5/17/2031 (g)(i)(n)	4,686	4,686
BlueMountain CLO XXXI, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.829% 4/19/2034 (g)(i)(n)	2,463	2,465
Canyon Capital CLO, Ltd., Series 2016-1AR, Class CR2, (3-month USD CME Term SOFR + 1.05%) 4.784% 7/15/2031 (g)(i)(n)	2,559	2,561
Canyon Capital CLO, Ltd., Series 2016-2A, Class AR2, (3-month USD CME Term SOFR + 1.05%) 4.65% 10/15/2031 (g)(i)(n)	4,352	4,354
Canyon Capital CLO, Ltd., Series 2017-1A, Class AR2, (3-month USD CME Term SOFR + 1.05%) 4.784% 7/15/2034 (g)(i)(n)	1,233	1,234
Canyon Capital CLO, Ltd., Series 2018-1A, Class AR1, (3-month USD CME Term SOFR + 1.05%) 4.873% 10/15/2034 (g)(i)(n)	3,058	3,059
Flatiron CLO 28, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.833% 7/15/2036 (g)(i)(n)	5,793	5,793
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 4.849% 7/20/2035 (g)(i)(n)	3,124	3,125
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.379% 7/20/2035 (g)(i)(n)	3,001	3,002

52	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Magnetite XXII, Ltd., CLO, Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.003% 7/15/2036 (g)(i)(n)	USD6,466	$6,474
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1R, (3-month USD CME Term SOFR + 0.82%) 4.573% 1/15/2033 (g)(i)(n)	8,304	8,307
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A2R, (3-month USD CME Term SOFR + 1.15%) 4.903% 1/15/2033 (g)(i)(n)	9,450	9,453
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.253% 1/15/2033 (g)(i)(n)	3,000	3,003
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class CR, (3-month USD CME Term SOFR + 1.95%) 5.703% 1/15/2033 (g)(i)(n)	2,800	2,803
Symphony CLO 44, Ltd., Series 2024-44AR, Class A1R, (3-month USD CME Term SOFR + 1.20%) 4.941% 7/14/2037 (g)(i)(n)	8,000	8,004
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 4.919% 1/20/2037 (g)(i)(n)	4,700	4,707
Venture 36 CLO, Ltd., Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.121% 4/20/2032 (g)(i)(n)	597	598
		76,586

Credit card 0.04%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (g)(n)	15,750	15,770
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (g)(n)	8,495	8,507
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (g)(n)	5,620	5,633
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (n)	7,464	7,383
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (n)	7,565	7,607
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (n)	8,016	8,079
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (g)(n)	3,656	3,637
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (g)(n)	1,554	1,551
		58,167

Student loan 0.02%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (g)(n)	4,007	3,995
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (g)(n)	3,851	3,486
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (g)(n)	5,811	5,209
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (g)(n)	6,277	5,942
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (g)(n)	3,342	3,181
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (g)(n)	5,905	5,608
		27,421
Total asset-backed obligations		1,654,525
Loans 0.54%
Financials 0.13%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(g)(i)(p)	23,897	24,088
Alera Group Intermediate Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.50%) 9.249% 5/30/2033 (i)(p)	23,485	22,467
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (i)(p)	46,811	45,114
HUB International, Ltd., Term Loan, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.984% 6/20/2030 (i)(p)	35,070	35,125
Osaic Holdings, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 2.50%) 6.232% 7/30/2032 (i)(p)	36,763	36,584
Tulip Holdco de, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.983% 7/21/2033 (i)(p)	27,945	27,945
		191,323

Information technology 0.10%
Coreweave Financing DDTL V, LLC, Delayed Draw, Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.14% 11/15/2031 (i)(p)	6,022	6,058
Coreweave Financing DDTL V-V, LLC, Delayed Draw Term Loan, First Lien, (USD-SOFR + 5.50%) 9.229% 9/1/2031 (i)(p)	34,450	34,529
Finastra USA, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.746% 9/15/2032 (i)(p)	28,184	27,101
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.823% 3/21/2033 (i)(p)	16,750	9,910

The Income Fund of America	53

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)
Information technology (continued)
Polaris Newco, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.262%) 8.084% 6/2/2028 (i)(p)	USD51,075	$45,703
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.29% 3/2/2029 (i)(p)	26,226	26,450
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.29% 5/30/2030 (i)(p)	5,647	5,693
		155,444

Health care 0.10%
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.581% 3/29/2029 (i)(p)	16,493	15,611
BioMarin Pharmaceutical, Inc., Term Loan B, First Lien, (6-month USD CME Term SOFR + 1.75%) 5.428% 4/27/2033 (i)(p)	6,180	6,181
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.481% 4/23/2031 (i)(p)	65,366	65,529
Radiology Partners, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.50%) 8.232% 6/30/2032 (i)(p)	49,625	49,824
Surgery Center Holdings, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.231% 12/19/2030 (i)(p)	3,822	3,823
		140,968

Communication services 0.06%
Connect Finco SARL, Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.231% 9/27/2029 (i)(p)	20,602	20,723
Connect Holding II, LLC, Delayed Draw, Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.99% 4/3/2031 (i)(p)	18,280	16,767
Diamond Sports Net, LLC, Term Loan, First Lien, 12.00% Cash 1/2/2028 (h)(p)	533	101
Discovery Global Holdings, Inc., Term Loan B. First Lien, (1-month USD CME Term SOFR + 2.50%) 6.231% 6/3/2033 (i)(p)	10,230	10,247
Gray Television, Inc., Term Loan D, First Lien, (3-month USD CME Term SOFR + 3.114%) 6.761% 12/1/2028 (i)(p)	16,850	16,935
Ligado Networks, LLC, DIP, Term Loan, First Lien, 17.50% PIK 12/31/2027 (b)(h)(p)	23,350	23,350
Univision Communications, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 6/24/2029 (i)(p)	569	568
		88,691

Industrials 0.05%
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.673% 2/1/2028 (i)(p)	76,827	70,143

Consumer discretionary 0.05%
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 7.614%) 11.253% Cash 3/11/2030 (b)(h)(i)(p)	3,375	3,376
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 5.614%) 9.282% 3/11/2030 (b)(i)(p)	3,520	3,520
Belron Finance 2019, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.00%) 5.657% 10/16/2031 (i)(p)	28,850	28,868
First Student Bidco, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.982% 8/15/2030 (i)(p)	4,963	4,975
Scientific Games Holdings, LP, Term Loan, First Lien, (3-month USD CME Term SOFR + 3.00%) 6.75% 4/4/2029 (i)(p)	11,508	11,296
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (i)(p)	16,634	16,675
		68,710

Consumer staples 0.02%
Fiesta Purchaser, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.75%) 6.481% 2/12/2031 (i)(p)	4,886	4,810
TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.981% 2/11/2033 (i)(p)	13,885	13,941
United Natural Foods, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.731% 5/1/2031 (i)(p)	15,970	16,120
		34,871

Utilities 0.02%
MI Windows and Doors, LLC, Term Loan B3, First Lien, (3-month USD CME Term SOFR + 2.75%) 6.481% 3/28/2031 (i)(p)	8,081	7,982
Talen Energy Supply, LLC, Term Loan B, First Lien, (1-month USD CME Term SOFR + 1.75%) 5.479% 11/25/2032 (i)(p)	16,606	16,506
		24,488

54	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)
Materials 0.01%
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.573% 11/15/2030 (i)(p)	USD7,257	$7,021
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (b)(h)(i)(k)(p)	16,540	— (c)
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (b)(h)(i)(k)(p)	7,830	6,736
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (b)(h)(i)(k)(p)	7,739	6,659
		20,416

Asset backed obligations 0.00%
Amergin Asset Management, LLC, Term Loan A, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.146% 11/21/2027 (b)(g)(i)(p)	4,892	4,892

Energy 0.00%
New Fortress Energy, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 5.50%) 9.57% 10/30/2028 (i)(k)(p)	1,670	1,021
Total loans		800,967
Bonds & notes of governments & government agencies outside the U.S. 0.40%
Mexico 0.31%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (g)	215,435	215,327
Eagle Funding LuxCo SARL 5.50% 8/17/2030	70,815	70,780
United Mexican States 6.00% 5/13/2030	4,490	4,599
United Mexican States 4.75% 4/27/2032	7,815	7,423
United Mexican States 5.375% 3/22/2033	13,000	12,555
United Mexican States 4.875% 5/19/2033	3,912	3,662
United Mexican States 5.625% 2/9/2034	5,635	5,444
United Mexican States 3.50% 2/12/2034	17,988	15,074
United Mexican States 5.625% 9/22/2035	5,541	5,286
United Mexican States 6.00% 5/7/2036	58,740	57,210
United Mexican States 6.875% 5/13/2037	13,455	13,771
United Mexican States 6.25% 8/27/2037	35,430	34,536
United Mexican States 7.375% 5/13/2055	6,745	6,848
United Mexican States 3.771% 5/24/2061	5,180	2,929
		455,444

Kuwait 0.03%
Kuwait (State of) 5.039% 7/29/2029 (g)	9,406	9,420
Kuwait (State of) 5.157% 7/29/2031 (g)	16,750	16,762
Kuwait (State of) 4.652% 10/9/2035 (g)	21,000	19,756
		45,938

Canada 0.02%
OMERS Finance Trust 3.50% 4/19/2032 (g)	7,941	7,464
OMERS Finance Trust 4.00% 4/19/2052 (g)	7,941	6,009
Ontario (Province of) 3.90% 9/4/2030	14,900	14,598
		28,071

Peru 0.01%
Peru (Republic of) 1.862% 12/1/2032	8,550	7,009
Peru (Republic of) 5.875% 8/8/2054	3,665	3,475
Peru (Republic of) 2.78% 12/1/2060	12,800	6,598
		17,082

The Income Fund of America	55

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Arab Emirates 0.01%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (g)	USD1,700	$1,480
Abu Dhabi (Emirate of) 3.125% 9/30/2049	6,017	3,837
Abu Dhabi (Emirate of) 3.875% 4/16/2050	10,483	7,624
Abu Dhabi (Emirate of) 3.875% 4/16/2050 (g)	5,350	3,891
		16,832

Panama 0.01%
Panama (Republic of) 7.50% 3/1/2031	4,015	4,352
Panama (Republic of) 2.252% 9/29/2032	8,741	7,220
		11,572

Morocco 0.01%
Morocco (Kingdom of) 3.00% 12/15/2032 (g)	6,000	5,160
Morocco (Kingdom of) 4.00% 12/15/2050 (g)	6,000	4,131
		9,291

Saudi Arabia 0.00%
Saudi Arabia (Kingdom of) 5.875% 1/12/2056 (g)	3,738	3,437
Total bonds & notes of governments & government agencies outside the U.S.		587,667
Municipals 0.21%
Illinois 0.16%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	28,045	27,503
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	54,555	49,503
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	11,385	10,265
City of Chicago, GO Bonds, Series 2026-A, 5.879% 1/1/2031	7,450	7,454
City of Chicago, GO Bonds, Series 2026-B, 6.226% 1/1/2032	9,315	9,408
City of Chicago, GO Bonds, Series 2026-A, 6.326% 1/1/2033	3,540	3,525
GO Bonds, Series 2013-B, 4.91% 4/1/2027	1,100	1,104
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	129,029	129,089
GO Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	2,614	2,702
GO Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 4/1/2035	3,115	3,230
GO Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 7/1/2035	225	239
		244,022

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,020	7,171

New York 0.01%
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	4,505	4,328
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	4,000	3,664
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	1,575	1,422
		9,414

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	26,670	23,946

Wisconsin 0.01%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	22,155	21,451
Total municipals		306,004
Total bonds, notes & other debt instruments (cost: $36,207,714,000)		35,308,004

56	The Income Fund of America

Short-term securities 4.99%	Shares	Value (000)
Money market investments 4.95%
Capital Group Central Cash Fund 3.70% (d)(q)	73,441,378	$7,344,872

Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 3.70% (d)(q)(r)	177,432	17,745
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.56% (q)(r)	9,800,000	9,800
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.56% (q)(r)	8,700,000	8,700
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (q)(r)	5,400,000	5,400
Fidelity Investments Money Market Government Portfolio, Class I 3.55% (q)(r)	3,800,000	3,800
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.57% (q)(r)	3,800,000	3,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.59% (q)(r)	2,700,000	2,700
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.64% (q)(r)	2,347,066	2,347
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.57% (q)(r)	500,000	500
		54,792
Total short-term securities (cost: $7,398,147,000)		7,399,664
Total investment securities 99.79% (cost: $113,283,859,000)		147,915,046
Other assets less liabilities 0.21%		316,872
Net assets 100.00%		$148,231,918
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2026 (000)
3 Month SOFR Futures	Long	600	3/17/2027	USD143,880	$(549)
2 Year U.S. Treasury Note Futures	Long	11,930	10/5/2026	2,452,920	(6,753)
5 Year U.S. Treasury Note Futures	Long	16,096	10/5/2026	1,705,799	(13,458)
10 Year Italy Government Bond Futures	Long	1,070	9/10/2026	143,400	(1,814)
10 Year Euro-Bund Futures	Short	978	9/10/2026	(140,251)	1,911
10 Year U.S. Treasury Note Futures	Long	8,664	9/30/2026	935,712	(11,652)
10 Year Ultra U.S. Treasury Note Futures	Long	6,037	9/30/2026	662,278	(7,739)
20 Year U.S. Treasury Bond Futures	Long	2,979	9/30/2026	322,663	(6,482)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,646	9/30/2026	399,921	(9,898)
					$(56,434)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 7/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.1215%	Annual	1/27/2030	USD80,000	$92	$—	$92
SOFR	Annual	4.041%	Annual	2/5/2030	110,700	417	—	417
SOFR	Annual	4.0585%	Annual	2/5/2030	49,140	157	—	157
SOFR	Annual	3.7045%	Annual	3/13/2030	54,640	823	—	823
SOFR	Annual	3.7815%	Annual	3/31/2030	33,535	424	—	424
SOFR	Annual	3.794%	Annual	3/31/2030	16,957	207	—	207
SOFR	Annual	3.796%	Annual	3/31/2030	16,958	206	—	206
SOFR	Annual	3.797%	Annual	3/31/2030	8,873	108	—	108
SOFR	Annual	3.6065%	Annual	5/12/2030	36,030	689	—	689
SOFR	Annual	3.2175%	Annual	9/18/2030	64,126	2,275	—	2,275

The Income Fund of America	57

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 7/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.2385%	Annual	9/18/2030	USD33,180	$1,151	$—	$1,151
SOFR	Annual	3.2145%	Annual	9/18/2030	15,997	569	—	569
SOFR	Annual	3.2155%	Annual	9/18/2030	15,997	569	—	569
SOFR	Annual	3.237%	Annual	10/24/2030	92,715	3,300	—	3,300
SOFR	Annual	3.878%	Annual	11/30/2030	91,300	1,011	—	1,011
SOFR	Annual	3.5535%	Annual	2/2/2031	14,510	364	—	364
SOFR	Annual	3.34%	Annual	10/24/2032	68,560	3,247	—	3,247
SOFR	Annual	3.639%	Annual	1/14/2033	297,698	9,663	—	9,663
SOFR	Annual	3.6715%	Annual	3/23/2033	140,800	4,466	—	4,466
SOFR	Annual	3.821%	Annual	3/31/2033	140,860	3,270	—	3,270
SOFR	Annual	3.6525%	Annual	4/21/2033	263,985	8,783	—	8,783
SOFR	Annual	4.037%	Annual	5/31/2033	65,500	745	—	745
SOFR	Annual	3.6705%	Annual	10/8/2035	100,845	4,817	—	4,817
SOFR	Annual	3.676%	Annual	10/8/2035	100,700	4,768	—	4,768
SOFR	Annual	3.663%	Annual	10/9/2035	50,650	2,448	—	2,448
SOFR	Annual	3.504%	Annual	10/24/2035	50,800	3,084	—	3,084
SOFR	Annual	3.8035%	Annual	1/16/2036	100,212	3,947	—	3,947
SOFR	Annual	4.0655%	Annual	2/15/2036	49,200	963	—	963
						$62,563	$—	$62,563
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 7/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
15.09%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL593,000	$4,467	$—	$4,467
14.4225%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	1,190,200	1,937	—	1,937
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	514,950	1,359	—	1,359
14.37%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	412,730	378	—	378
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	61,361	157	—	157
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	276,670	(2,011)	—	(2,011)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	78,800	(1,000)	—	(1,000)
12.875%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2031	77,080	(1,002)	—	(1,002)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	79,755	(1,020)	—	(1,020)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	169,245	(2,293)	—	(2,293)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	326,900	(4,080)	—	(4,080)
							$(3,108)	$—	$(3,108)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 7/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD179,471	$(3,715)	$(3,893)	$178

58	The Income Fund of America

Swap contracts (continued)

Credit default swaps  (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (s) (000)	Value at 7/31/2026 (t) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2026 (000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD10,474	$792	$772	$20
Investments in affiliates (d)

	Value at 8/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend or interest income (000)
Common stocks 1.34%
Financials 0.00%
Islandsbanki hf. (u)	$102,561	$—	$110,843	$37,106	$(28,824)	$—	$—
Health care 0.03%
Rotech Healthcare, Inc. (b)(e)(f)	40,895	—	—	—	(2,601)	38,294	—
Consumer staples 0.00%
Viva Wine Group AB (u)	18,233	—	15,947	(7,749)	5,463	—	97
Consumer discretionary 1.09%
Darden Restaurants, Inc.	1,081,236	192,218	—	—	2,411	1,275,865	35,274
Vail Resorts, Inc. (a)	279,143	57,079	—	—	(2,735)	333,487	19,407
Domino’s Pizza Group PLC (u)	97,162	—	78,017	(35,453)	16,308	—	1,182
Puuilo OYJ (u)	85,841	—	78,810	35,449	(42,480)	—	2,238
Party City Holdco, Inc. (e)(u)	— (c)	—	— (c)	(13,110)	13,110	—	—
Party City Holdco, Inc. (e)(g)(u)	— (c)	—	— (c)	(98)	98	—	—
						1,609,352
Materials 0.00%
Venator Materials PLC (b)(e)	— (c)	—	—	—	—	— (c)	—
Information technology 0.22%
Diebold Nixdorf, Inc. (e)	254,522	—	—	—	78,225	332,747	—
Communication services 0.00%
Koninklijke KPN NV (v)	645,311	344,205	306,356	(32,119)	39,459	—	42,580
Total common stocks						1,980,393
Bonds, notes & other debt instruments 0.10%
Consumer discretionary 0.02%
Vail Resorts, Inc. 5.625% 7/15/2030 (g)	10,826	—	—	—	(107)	10,719	606
Vail Resorts, Inc. 6.50% 5/15/2032 (g)	23,016	3,774	2,513	79	(385)	23,971	1,385
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (g)(k)(u)	623	—	623	(28,168)	28,168	—	—
						34,690
Information technology 0.08%
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (g)	126,007	—	5,203	29	(2,738)	118,095	9,048
Total bonds, notes & other debt instruments						152,785
Short-term securities 4.96%
Money market investments 4.95%
Capital Group Central Cash Fund 3.70% (q)	9,395,608	20,349,383	22,402,034	(109)	2,024	7,344,872	349,890

The Income Fund of America	59

Investments in affiliates (d) (continued)

	Value at 8/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 3.70% (q)(r)	$15,501	$2,244 (w)				$17,745	$— (x)
Total short-term securities						7,362,617
Total 6.40%				$(44,143)	$105,396	$9,495,795	$461,707
Restricted securities (f)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-6/2/2026	$50,230	$49,489	0.03%
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026	11,985	11,919	0.01
Ascent CNR Corp., Class A (b)	4/25/2016-11/15/2016	56,848	46,621	0.03
Rotech Healthcare, Inc. (b)(d)(e)	11/26/2014	19,660	38,294	0.03
AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash perpetual cumulative preferred shares (b)(h)	9/27/2024	17,701	17,965	0.01
Total		$156,424	$164,288	0.11%

(a)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Non-income producing.
(f)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,928,298,000, which represented 10.75% of the net assets of the fund.

(h)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	Step bond; coupon rate may change at a later date.
(k)	Scheduled interest and/or principal payment was not received.
(l)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $170,940,000, which represented 0.12% of the net assets of the fund.
(m)	Index-linked bond whose principal amount moves with a government price index.
(n)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(o)	Represents securities transacted on a TBA basis.
(p)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(q)	Rate represents the seven-day yield at 7/31/2026.
(r)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(s)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(t)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(u)	Affiliated issuer during the reporting period but no longer held at 7/31/2026.
(v)	Affiliated issuer during the reporting period but no longer an affiliate at 7/31/2026. Refer to the investment portfolio for the security value at 7/31/2026.
(w)	Represents net activity. Refer to Note 5 for more information on securities lending.
(x)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

60	The Income Fund of America

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CLO = Collateralized Loan Obligations

CME = CME Group
DAC = Designated Activity Company
EUR = Euros
Fin. = Finance
Fncg. = Financing
FSA = Financial Security Assurance insured
GBP = British pounds
GO = General Obligation

PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

The Income Fund of America	61

Financial statements
Statement of assets and liabilities at July 31, 2026

(dollars in thousands)
Assets:
Investment securities, at value (includes $1,202,869 of investment securities on loan):
Unaffiliated issuers (cost: $104,218,555)	$138,419,251
Affiliated issuers (cost: $9,065,304)	9,495,795	$147,915,046
Cash		27,173
Cash denominated in currencies other than U.S. dollars (cost: $6,805)		6,816
Bilateral swaps, at value		8,298
Unrealized appreciation on unfunded commitments*		79
Receivables for:
Sales of investments	1,554,240
Sales of fund’s shares	61,353
Dividends and interest	665,385
Securities lending income	261
Variation margin on futures contracts	474
Variation margin on centrally cleared swap contracts	9,696
Other	3,844	2,295,253
		150,252,665
Liabilities:
Collateral for securities on loan		54,792
Bilateral swaps, at value		11,406
Payables for:
Purchases of investments	1,763,495
Repurchases of fund’s shares	104,227
Investment advisory services	25,238
Services provided by related parties	24,552
Trustees’ deferred compensation	6,407
Variation margin on futures contracts	25,271
Variation margin on centrally cleared swap contracts	225
Other	5,134	1,954,549
Commitments and contingencies*
Net assets at July 31, 2026		$148,231,918
Net assets consist of:
Capital paid in on shares of beneficial interest		$100,530,878
Total distributable earnings (accumulated loss)		47,701,040
Net assets at July 31, 2026		$148,231,918
*
Refer to Note 5 for further information on unfunded commitments.
Refer to the notes to financial statements.

62	The Income Fund of America

Financial statements (continued)
Statement of assets and liabilities at July 31, 2026 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (5,307,329 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$85,345,006	3,054,271	$27.94
Class C	1,194,700	43,609	27.40
Class F-1	2,132,728	76,634	27.83
Class F-2	18,180,386	651,628	27.90
Class F-3	7,126,227	255,240	27.92
Class 529-A	1,995,005	71,645	27.85
Class 529-C	38,236	1,377	27.77
Class 529-E	54,600	1,970	27.71
Class 529-F-2	216,741	7,756	27.95
Class 529-F-3	26	1	27.94
Class R-1	64,426	2,327	27.68
Class R-2	341,319	12,446	27.42
Class R-2E	40,233	1,446	27.82
Class R-3	661,441	23,814	27.78
Class R-4	524,044	18,805	27.87
Class R-5E	138,559	4,970	27.88
Class R-5	378,762	13,556	27.94
Class R-6	29,799,479	1,065,834	27.96

Refer to the notes to financial statements.

The Income Fund of America	63

Financial statements (continued)
Statement of operations for the year ended July 31, 2026

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $86,715; also includes $450,668 from affiliates)	$3,333,580
Interest (includes $11,039 from affiliates)	2,025,307
Securities lending income (net of fees)	6,055	$5,364,942
Fees and expenses*:
Investment advisory services	305,820
Distribution services	239,712
Transfer agent services	66,527
Administrative services	42,658
529 plan services	1,156
Reports to shareholders	2,096
Registration statement and prospectus	4,180
Trustees’ compensation	1,376
Auditing and legal	910
Custodian	4,205
Other	198	668,838
Net investment income		4,696,104
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	13,381,847
Affiliated issuers	(44,143)
Futures contracts	(89,798)
Swap contracts	11,077
Currency transactions	(7,991)	13,250,992
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $1,356):
Unaffiliated issuers	2,810,205
Affiliated issuers	105,396
Futures contracts	(81,676)
Swap contracts	49,949
Currency translations	(412)	2,883,462
Net realized gain (loss) and unrealized appreciation (depreciation)		16,134,454
Net increase (decrease) in net assets resulting from operations		$20,830,558
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

64	The Income Fund of America

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended July 31,
	2026	2025

Operations:
Net investment income	$4,696,104	$4,579,682
Net realized gain (loss)	13,250,992	7,858,394
Net unrealized appreciation (depreciation)	2,883,462	2,784,670
Net increase (decrease) in net assets resulting from operations	20,830,558	15,222,746
Distributions paid to shareholders	(13,218,339)	(7,811,528)
Net capital share transactions	6,825,212	963,617
Total increase (decrease) in net assets	14,437,431	8,374,835
Net assets:
Beginning of year	133,794,487	125,419,652
End of year	$148,231,918	$133,794,487
Refer to the notes to financial statements.

The Income Fund of America	65

Notes to financial statements
1. Organization

The Income Fund of America (the "fund") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The fund seeks current income while secondarily striving for capital growth.
The fund has 18 share classes consisting of five retail share classes (Classes A, C, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes F-1, F-2, F-3, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

66	The Income Fund of America

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Income Fund of America	67

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of July 31, 2026, were as follows (dollars in thousands):

68	The Income Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$20,048,251	$—	— *	$20,048,251
Health care	16,224,112	31,108	38,294	16,293,514
Energy	11,513,203	—	50,118	11,563,321
Consumer staples	10,699,170	—	—	10,699,170
Utilities	8,888,468	—	—	8,888,468
Consumer discretionary	7,700,441	—	19,913	7,720,354
Industrials	7,350,945	—	—	7,350,945
Materials	6,535,981	—	— *	6,535,981
Information technology	3,730,628	2,730,023	—	6,460,651
Communication services	4,434,851	—	—	4,434,851
Real estate	2,856,472	—	—	2,856,472
Preferred securities	10,348	—	24,333	34,681
Rights & warrants	—	—	— *	— *
Convertible stocks	2,269,005	—	—	2,269,005
Convertible bonds & notes	—	51,714	—	51,714
Bonds, notes & other debt instruments:
Corporate bonds and notes	—	23,158,901	21,803	23,180,704
U.S. Treasury bonds & notes	—	4,621,146	—	4,621,146
Mortgage-backed obligations	—	4,149,104	7,887	4,156,991
Asset-backed obligations	—	1,653,679	846	1,654,525
Loans	—	728,346	72,621	800,967
Bonds & notes of governments & government agencies outside the U.S.	—	587,667	—	587,667
Municipals	—	306,004	—	306,004
Short-term securities	7,399,664	—	—	7,399,664
Total	$109,661,539	$38,017,692	$235,815	$147,915,046

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,911	$—	$—	$1,911
Unrealized appreciation on centrally cleared interest rate swaps	—	62,563	—	62,563
Unrealized appreciation on bilateral interest rate swaps	—	8,298	—	8,298
Unrealized appreciation on centrally cleared credit default swaps	—	198	—	198
Liabilities:
Unrealized depreciation on futures contracts	(58,345)	—	—	(58,345)
Unrealized depreciation on bilateral interest rate swaps	—	(11,406)	—	(11,406)
Total	$(56,434)	$59,653	$—	$3,219
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

The Income Fund of America	69

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as "junk bonds"), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

70	The Income Fund of America

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, auditing, financial reporting, accounting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of July 31, 2026, the total value of securities on loan was $1,202,869,000, and the total value of collateral received was $1,230,966,000. Collateral received includes cash of $54,792,000 and U.S. government securities of $1,176,174,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

The Income Fund of America	71

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded Commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of July 31, 2026, the fund had $30,365,000 of unfunded bond commitments, which would represent 0.02% of the net assets of the fund should such commitments become due. Net unrealized appreciation on unfunded commitments of $79,000 is presented in the fund’s statement of assets and liabilities and is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in the fund’s statement of operations.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $9,479,775,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

72	The Income Fund of America

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $2,772,626,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $600,863,000.

The Income Fund of America	73

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the year ended, July 31, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,911	Unrealized depreciation*	$58,345
Swap (centrally cleared)	Interest	Unrealized appreciation*	62,563	Unrealized depreciation*	—
Swap (bilateral)	Interest	Bilateral swaps, at value	8,298	Bilateral swaps, at value	11,406
Swap (centrally cleared)	Credit	Unrealized appreciation*	198	Unrealized depreciation*	—
			$72,970		$69,751

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(89,798)	Net unrealized appreciation (depreciation) on futures contracts	$(81,676)
Swap	Interest	Net realized gain (loss) on swap contracts	23,342	Net unrealized appreciation (depreciation) on swap contracts	46,375
Swap	Credit	Net realized gain (loss) on swap contracts	(12,265)	Net unrealized appreciation (depreciation) on swap contracts	3,574
			$(78,721)		$(31,727)
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

74	The Income Fund of America

The following table presents the fund’s bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of July 31, 2026, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$4,624	$ (2,293)	$ (1,210)	$ —	$1,121
Barclays Bank PLC	378	(378)	—	—	—
Goldman Sachs	3,296	(3,296)	—	—	—
Total	$8,298	$ (5,967)	$ (1,210)	$ —	$1,121
Liabilities:
Bank of America	$2,293	$ (2,293)	$ —	$ —	$ —
Barclays Bank PLC	1,002	(378)	(624)	—	—
BNP Paribas	4,031	—	(4,031)	—	—
Goldman Sachs	4,080	(3,296)	(784)	—	—
Total	$11,406	$ (5,967)	$ (5,439)	$ —	$ —
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended July 31, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended July 31, 2026, the fund recognized $4,545,000 in EU reclaims (net of $427,000 in fees and the effect of realized gain or loss from currency translations) and $421,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended July 31, 2026, the fund reclassified $688,374,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

The Income Fund of America	75

As of July 31, 2026, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$1,136,292
Undistributed long-term capital gains	12,228,266
Gross unrealized appreciation on investments	36,617,013
Gross unrealized depreciation on investments	(2,201,808)
Net unrealized appreciation (depreciation) on investments	34,415,205
Cost of investments	113,506,181
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended July 31, 2026			Year ended July 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$3,040,223	$4,697,571	$7,737,794	$3,034,883	$1,682,725	$4,717,608
Class C	36,329	70,987	107,316	42,865	29,632	72,497
Class T*	— †	1	1	1	— †	1
Class F-1	75,925	119,879	195,804	78,461	44,368	122,829
Class F-2	651,425	948,521	1,599,946	583,322	305,853	889,175
Class F-3	265,315	378,903	644,218	241,171	123,523	364,694
Class 529-A	70,397	109,472	179,869	71,000	39,779	110,779
Class 529-C	1,121	2,246	3,367	1,335	933	2,268
Class 529-E	1,834	3,063	4,897	1,912	1,137	3,049
Class 529-T*	1	1	2	1	1	2
Class 529-F-1*	1	1	2	1	— †	1
Class 529-F-2	7,710	11,067	18,777	6,938	3,583	10,521
Class 529-F-3	1	1	2	1	— †	1
Class R-1	1,818	3,591	5,409	1,864	1,289	3,153
Class R-2	10,123	19,954	30,077	10,988	7,624	18,612
Class R-2E	1,274	2,282	3,556	1,358	863	2,221
Class R-3	21,800	37,186	58,986	23,042	13,985	37,027
Class R-4	19,201	30,165	49,366	28,552	16,247	44,799
Class R-5E	7,886	12,613	20,499	8,207	4,335	12,542
Class R-5	14,700	21,328	36,028	8,315	4,233	12,548
Class R-6	1,049,336	1,473,087	2,522,423	919,528	467,673	1,387,201
Total	$5,276,420	$7,941,919	$13,218,339	$5,063,745	$2,747,783	$7,811,528
*
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.121% on such assets in excess of $115 billion. On December 9, 2025, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2026, decreasing the annual rate to 0.120% on daily net assets in excess of $144 billion. The agreement also provides for monthly fees, accrued daily, based on a rate of 2.25% of the fund’s monthly gross income. For the year ended July 31, 2026, the investment advisory services fees were $305,820,000, which were equivalent to an annualized rate of 0.215% of average daily net assets.

76	The Income Fund of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of July 31, 2026, unreimbursed expenses subject to reimbursement totaled $9,562,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended July 31, 2026, the 529 plan services fees were $1,156,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.

The Income Fund of America	77

For the year ended July 31, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$208,941	$40,441	$25,073	Not applicable
Class C	12,257	597	370	Not applicable
Class T*	—	— †	— †	Not applicable
Class F-1	5,211	2,591	635	Not applicable
Class F-2	Not applicable	18,439	5,112	Not applicable
Class F-3	Not applicable	42	2,017	Not applicable
Class 529-A	4,549	863	585	$1,004
Class 529-C	395	18	12	20
Class 529-E	271	12	16	28
Class 529-T*	—	— †	— †	— †
Class 529-F-1*	—	— †	— †	— †
Class 529-F-2	Not applicable	64	61	104
Class 529-F-3	Not applicable	— †	— †	— †
Class R-1	629	58	19	Not applicable
Class R-2	2,582	1,181	103	Not applicable
Class R-2E	242	81	12	Not applicable
Class R-3	3,290	964	198	Not applicable
Class R-4	1,345	551	161	Not applicable
Class R-5E	Not applicable	300	58	Not applicable
Class R-5	Not applicable	160	112	Not applicable
Class R-6	Not applicable	165	8,114	Not applicable

Total class-specific expenses	$239,712	$66,527	$42,658	$1,156
*
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
†
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,376,000 in the fund’s statement of operations reflects $427,000 in current fees (either paid in cash or deferred) and a net increase of $949,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended July 31, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $2,538,102,000 and $6,543,613,000, respectively, which generated $1,619,613,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended July 31, 2026.

78	The Income Fund of America

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2026
Class A	$3,275,346	120,178	$7,574,226	288,619	$(10,186,735)	(375,108)	$662,837	33,689
Class C	173,107	6,471	106,373	4,139	(397,119)	(14,832)	(117,639)	(4,222)
Class T2	—	—	—	—	(12)	— [3]	(12)	— [3]
Class F-1	91,548	3,366	193,403	7,400	(333,641)	(12,337)	(48,690)	(1,571)
Class F-2	3,320,519	121,985	1,534,159	58,531	(3,135,431)	(115,608)	1,719,247	64,908
Class F-3	1,269,303	46,556	636,854	24,275	(1,280,110)	(47,235)	626,047	23,596
Class 529-A	143,715	5,290	179,788	6,875	(308,049)	(11,357)	15,454	808
Class 529-C	9,731	360	3,366	129	(17,246)	(636)	(4,149)	(147)
Class 529-E	4,368	161	4,896	188	(10,357)	(383)	(1,093)	(34)
Class 529-T2	—	—	2	— [3]	(22)	(1)	(20)	(1)
Class 529-F-1[2]	—	—	2	— [3]	(18)	(1)	(16)	(1)
Class 529-F-2	34,784	1,276	18,770	715	(35,103)	(1,289)	18,451	702
Class 529-F-3	—	—	2	— [3]	—	—	2	— [3]
Class R-1	7,590	281	5,410	208	(11,856)	(440)	1,144	49
Class R-2	39,081	1,460	30,020	1,167	(83,449)	(3,122)	(14,348)	(495)
Class R-2E	7,486	275	3,556	136	(13,522)	(499)	(2,480)	(88)
Class R-3	84,292	3,107	58,859	2,257	(163,616)	(6,035)	(20,465)	(671)
Class R-4	80,533	2,965	49,324	1,885	(362,880)	(13,405)	(233,023)	(8,555)
Class R-5E	29,371	1,082	20,487	783	(133,651)	(5,049)	(83,793)	(3,184)
Class R-5	188,102	6,985	35,975	1,370	(75,009)	(2,755)	149,068	5,600
Class R-6	5,231,734	192,091	2,520,113	95,914	(3,593,157)	(131,173)	4,158,690	156,832
Total net increase (decrease)	$13,990,610	513,889	$12,975,585	494,591	$(20,140,983)	(741,265)	$6,825,212	267,215
Refer to the end of the table(s) for footnote(s).

The Income Fund of America	79

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2025
Class A	$3,078,104	120,546	$4,611,974	183,230	$(9,498,649)	(372,159)	$(1,808,571)	(68,383)
Class C	145,456	5,790	71,803	2,907	(488,632)	(19,529)	(271,373)	(10,832)
Class T	—	—	—	—	—	—	—	—
Class F-1	62,123	2,432	121,170	4,832	(306,407)	(12,032)	(123,114)	(4,768)
Class F-2	2,846,015	111,346	850,461	33,822	(2,571,360)	(100,977)	1,125,116	44,191
Class F-3	1,019,230	39,857	360,286	14,319	(1,041,111)	(40,810)	338,405	13,366
Class 529-A	150,503	5,910	110,740	4,413	(324,903)	(12,776)	(63,660)	(2,453)
Class 529-C	9,095	358	2,266	91	(21,493)	(849)	(10,132)	(400)
Class 529-E	4,074	162	3,047	122	(11,333)	(447)	(4,212)	(163)
Class 529-T	—	—	1	— [3]	—	—	1	— [3]
Class 529-F-1	—	—	1	— [3]	—	—	1	— [3]
Class 529-F-2	39,040	1,528	10,520	418	(31,327)	(1,227)	18,233	719
Class 529-F-3	6	— [3]	1	— [3]	—	—	7	— [3]
Class R-1	6,492	256	3,153	126	(15,697)	(620)	(6,052)	(238)
Class R-2	44,731	1,781	18,579	751	(89,300)	(3,547)	(25,990)	(1,015)
Class R-2E	4,816	189	2,221	89	(8,178)	(323)	(1,141)	(45)
Class R-3	84,761	3,338	36,939	1,476	(156,730)	(6,159)	(35,030)	(1,345)
Class R-4	98,103	3,842	44,772	1,783	(215,693)	(8,472)	(72,818)	(2,847)
Class R-5E	29,112	1,144	12,541	499	(33,335)	(1,308)	8,318	335
Class R-5	30,256	1,188	12,504	497	(42,509)	(1,665)	251	20
Class R-6	2,642,809	103,189	1,385,759	55,002	(2,133,190)	(83,369)	1,895,378	74,822
Total net increase (decrease)	$10,294,726	402,856	$7,658,738	304,377	$(16,989,847)	(666,269)	$963,617	40,964
1
Includes exchanges between share classes of the fund.
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $82,534,444,000 and $85,319,327,000, respectively, during the year ended July 31, 2026.

80	The Income Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets

Class A:
7/31/2026	$26.56	$.88	$3.10	$3.98	$(1.01)	$(1.59)	$(2.60)	$27.94	15.78%	$85,345	.55%	3.22%
7/31/2025	25.10	.89	2.13	3.02	(1.00)	(.56 )	(1.56)	26.56	12.47	80,221.56		3.49
7/31/2024	23.25	.85	1.86	2.71	(.86 )	—	(.86 )	25.10	12.02	77,534.58		3.66
7/31/2023	23.83	.83	.19	1.02	(.78 )	(.82 )	(1.60)	23.25	4.45	76,009.57		3.64
7/31/2022	25.92	.81	(1.18)	(.37 )	(.74 )	(.98 )	(1.72)	23.83	(1.60)	78,105.56		3.23
Class C:
7/31/2026	26.08	.66	3.06	3.72	(.81 )	(1.59)	(2.40)	27.40	14.96	1,195	1.30	2.47
7/31/2025	24.68	.68	2.09	2.77	(.81 )	(.56 )	(1.37)	26.08	11.60	1,247	1.31	2.72
7/31/2024	22.87	.66	1.83	2.49	(.68 )	—	(.68 )	24.68	11.20	1,448	1.32	2.91
7/31/2023	23.46	.65	.19	.84	(.61 )	(.82 )	(1.43)	22.87	3.70	1,783	1.32	2.88
7/31/2022	25.54	.61	(1.16)	(.55 )	(.55 )	(.98 )	(1.53)	23.46	(2.35)	2,236	1.31	2.46
Class F-1:
7/31/2026	26.46	.86	3.09	3.95	(.99 )	(1.59)	(2.58)	27.83	15.72	2,133.62		3.15
7/31/2025	25.01	.87	2.12	2.99	(.98 )	(.56 )	(1.54)	26.46	12.39	2,069.63		3.42
7/31/2024	23.17	.83	1.85	2.68	(.84 )	—	(.84 )	25.01	11.94	2,075.64		3.60
7/31/2023	23.75	.82	.18	1.00	(.76 )	(.82 )	(1.58)	23.17	4.39	2,176.63		3.57
7/31/2022	25.84	.79	(1.18)	(.39 )	(.72 )	(.98 )	(1.70)	23.75	(1.68)	2,353.63		3.15
Class F-2:
7/31/2026	26.52	.93	3.10	4.03	(1.06)	(1.59)	(2.65)	27.90	16.03	18,180.36		3.41
7/31/2025	25.07	.94	2.12	3.06	(1.05)	(.56 )	(1.61)	26.52	12.66	15,561.37		3.69
7/31/2024	23.22	.90	1.86	2.76	(.91 )	—	(.91 )	25.07	12.26	13,600.37		3.87
7/31/2023	23.80	.88	.18	1.06	(.82 )	(.82 )	(1.64)	23.22	4.66	12,954.37		3.84
7/31/2022	25.89	.87	(1.19)	(.32 )	(.79 )	(.98 )	(1.77)	23.80	(1.40)	12,656.36		3.44
Class F-3:
7/31/2026	26.54	.96	3.10	4.06	(1.09)	(1.59)	(2.68)	27.92	16.14	7,126.25		3.52
7/31/2025	25.08	.97	2.13	3.10	(1.08)	(.56 )	(1.64)	26.54	12.82	6,148.26		3.80
7/31/2024	23.23	.92	1.86	2.78	(.93 )	—	(.93 )	25.08	12.38	5,475.27		3.98
7/31/2023	23.81	.90	.19	1.09	(.85 )	(.82 )	(1.67)	23.23	4.77	5,179.26		3.95
7/31/2022	25.90	.89	(1.18)	(.29 )	(.82 )	(.98 )	(1.80)	23.81	(1.30)	4,840.25		3.54
Class 529-A:
7/31/2026	26.47	.87	3.10	3.97	(1.00)	(1.59)	(2.59)	27.85	15.80	1,995.58		3.19
7/31/2025	25.03	.88	2.11	2.99	(.99 )	(.56 )	(1.55)	26.47	12.39	1,875.59		3.46
7/31/2024	23.18	.84	1.86	2.70	(.85 )	—	(.85 )	25.03	12.01	1,834.61		3.63
7/31/2023	23.76	.82	.19	1.01	(.77 )	(.82 )	(1.59)	23.18	4.42	1,809.61		3.60
7/31/2022	25.85	.80	(1.18)	(.38 )	(.73 )	(.98 )	(1.71)	23.76	(1.64)	1,868.59		3.19
Class 529-C:
7/31/2026	26.41	.66	3.08	3.74	(.79 )	(1.59)	(2.38)	27.77	14.84	38	1.35	2.42
7/31/2025	24.96	.68	2.13	2.81	(.80 )	(.56 )	(1.36)	26.41	11.57	40	1.35	2.68
7/31/2024	23.12	.66	1.85	2.51	(.67 )	—	(.67 )	24.96	11.19	48	1.36	2.88
7/31/2023	23.70	.64	.19	.83	(.59 )	(.82 )	(1.41)	23.12	3.62	58	1.38	2.82
7/31/2022	25.78	.61	(1.18)	(.57 )	(.53 )	(.98 )	(1.51)	23.70	(2.40)	71	1.35	2.41
Refer to the end of the table(s) for footnote(s).

The Income Fund of America	81

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class 529-E:
7/31/2026	$26.36	$.80	$3.08	$3.88	$(.94 )	$(1.59)	$(2.53)	$27.71	15.47%	$55	.83%	2.94%
7/31/2025	24.92	.82	2.11	2.93	(.93 )	(.56 )	(1.49)	26.36	12.18	53.83		3.22
7/31/2024	23.09	.79	1.84	2.63	(.80 )	—	(.80 )	24.92	11.71	54.84		3.40
7/31/2023	23.67	.76	.19	.95	(.71 )	(.82 )	(1.53)	23.09	4.19	54.85		3.36
7/31/2022	25.76	.74	(1.18)	(.44 )	(.67 )	(.98 )	(1.65)	23.67	(1.89)	58.83		2.95
Class 529-F-2:
7/31/2026	26.56	.94	3.11	4.05	(1.07)	(1.59)	(2.66)	27.95	16.07	217.34		3.44
7/31/2025	25.10	.95	2.13	3.08	(1.06)	(.56 )	(1.62)	26.56	12.67	187.35		3.72
7/31/2024	23.25	.90	1.86	2.76	(.91 )	—	(.91 )	25.10	12.30	159.36		3.88
7/31/2023	23.83	.89	.18	1.07	(.83 )	(.82 )	(1.65)	23.25	4.68	145.35		3.87
7/31/2022	25.92	.87	(1.19)	(.32 )	(.79 )	(.98 )	(1.77)	23.83	(1.39)	131.35		3.45
Class 529-F-3:
7/31/2026	26.56	.95	3.10	4.05	(1.08)	(1.59)	(2.67)	27.94	16.07	— [4]	.31	3.47
7/31/2025	25.10	.97	2.12	3.09	(1.07)	(.56 )	(1.63)	26.56	12.76	— [4]	.31	3.77
7/31/2024	23.25	.91	1.86	2.77	(.92 )	—	(.92 )	25.10	12.31	— [4]	.32	3.92
7/31/2023	23.83	.89	.18	1.07	(.83 )	(.82 )	(1.65)	23.25	4.70	— [4]	.32	3.88
7/31/2022	25.92	.88	(1.19)	(.31 )	(.80 )	(.98 )	(1.78)	23.83	(1.35)	— [4]	.31	3.48
Class R-1:
7/31/2026	26.33	.66	3.08	3.74	(.80 )	(1.59)	(2.39)	27.68	14.88	64	1.34	2.43
7/31/2025	24.90	.69	2.10	2.79	(.80 )	(.56 )	(1.36)	26.33	11.57	60	1.34	2.71
7/31/2024	23.07	.67	1.84	2.51	(.68 )	—	(.68 )	24.90	11.15	63	1.35	2.88
7/31/2023	23.66	.65	.18	.83	(.60 )	(.82 )	(1.42)	23.07	3.63	64	1.35	2.86
7/31/2022	25.73	.61	(1.16)	(.55 )	(.54 )	(.98 )	(1.52)	23.66	(2.33)	68	1.34	2.44
Class R-2:
7/31/2026	26.11	.65	3.05	3.70	(.80 )	(1.59)	(2.39)	27.42	14.87	341	1.35	2.43
7/31/2025	24.70	.68	2.09	2.77	(.80 )	(.56 )	(1.36)	26.11	11.60	338	1.35	2.70
7/31/2024	22.89	.66	1.83	2.49	(.68 )	—	(.68 )	24.70	11.16	345	1.35	2.89
7/31/2023	23.49	.64	.18	.82	(.60 )	(.82 )	(1.42)	22.89	3.61	353	1.36	2.85
7/31/2022	25.57	.61	(1.17)	(.56 )	(.54 )	(.98 )	(1.52)	23.49	(2.38)	369	1.34	2.44
Class R-2E:
7/31/2026	26.45	.74	3.09	3.83	(.87 )	(1.59)	(2.46)	27.82	15.22	40	1.06	2.72
7/31/2025	25.01	.76	2.11	2.87	(.87 )	(.56 )	(1.43)	26.45	11.88	41	1.06	2.99
7/31/2024	23.17	.74	1.84	2.58	(.74 )	—	(.74 )	25.01	11.47	40	1.07	3.17
7/31/2023	23.75	.72	.18	.90	(.66 )	(.82 )	(1.48)	23.17	3.95	36	1.07	3.14
7/31/2022	25.83	.69	(1.18)	(.49 )	(.61 )	(.98 )	(1.59)	23.75	(2.08)	37	1.05	2.73
Class R-3:
7/31/2026	26.41	.78	3.10	3.88	(.92 )	(1.59)	(2.51)	27.78	15.43	661.90		2.87
7/31/2025	24.97	.80	2.11	2.91	(.91 )	(.56 )	(1.47)	26.41	12.08	647.90		3.15
7/31/2024	23.13	.77	1.85	2.62	(.78 )	—	(.78 )	24.97	11.66	645.91		3.33
7/31/2023	23.72	.75	.18	.93	(.70 )	(.82 )	(1.52)	23.13	4.07	672.91		3.30
7/31/2022	25.80	.72	(1.17)	(.45 )	(.65 )	(.98 )	(1.63)	23.72	(1.92)	729.90		2.88
Refer to the end of the table(s) for footnote(s).

82	The Income Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class R-4:
7/31/2026	$26.49	$.86	$3.10	$3.96	$(.99 )	$(1.59)	$(2.58)	$27.87	15.74%	$524	.61%	3.15%
7/31/2025	25.04	.88	2.12	3.00	(.99 )	(.56 )	(1.55)	26.49	12.41	725.61		3.44
7/31/2024	23.19	.84	1.86	2.70	(.85 )	—	(.85 )	25.04	12.01	756.61		3.63
7/31/2023	23.78	.82	.18	1.00	(.77 )	(.82 )	(1.59)	23.19	4.37	772.61		3.60
7/31/2022	25.86	.80	(1.17)	(.37 )	(.73 )	(.98 )	(1.71)	23.78	(1.61)	815.60		3.18
Class R-5E:
7/31/2026	26.50	.91	3.11	4.02	(1.05)	(1.59)	(2.64)	27.88	15.98	139.41		3.31
7/31/2025	25.05	.93	2.12	3.05	(1.04)	(.56 )	(1.60)	26.50	12.63	216.41		3.65
7/31/2024	23.20	.89	1.86	2.75	(.90 )	—	(.90 )	25.05	12.22	196.41		3.83
7/31/2023	23.79	.87	.17	1.04	(.81 )	(.82 )	(1.63)	23.20	4.58	176.42		3.80
7/31/2022	25.87	.85	(1.17)	(.32 )	(.78 )	(.98 )	(1.76)	23.79	(1.45)	159.40		3.39
Class R-5:
7/31/2026	26.56	.95	3.10	4.05	(1.08)	(1.59)	(2.67)	27.94	16.08	379.30		3.47
7/31/2025	25.10	.96	2.13	3.09	(1.07)	(.56 )	(1.63)	26.56	12.77	211.30		3.76
7/31/2024	23.25	.92	1.85	2.77	(.92 )	—	(.92 )	25.10	12.32	199.31		3.93
7/31/2023	23.83	.89	.18	1.07	(.83 )	(.82 )	(1.65)	23.25	4.72	198.31		3.89
7/31/2022	25.92	.88	(1.18)	(.30 )	(.81 )	(.98 )	(1.79)	23.83	(1.34)	317.30		3.48
Class R-6:
7/31/2026	26.57	.96	3.11	4.07	(1.09)	(1.59)	(2.68)	27.96	16.16	29,800.25		3.52
7/31/2025	25.11	.97	2.13	3.10	(1.08)	(.56 )	(1.64)	26.57	12.81	24,155.26		3.80
7/31/2024	23.26	.93	1.85	2.78	(.93 )	—	(.93 )	25.11	12.36	20,949.27		3.98
7/31/2023	23.84	.90	.19	1.09	(.85 )	(.82 )	(1.67)	23.26	4.77	17,862.26		3.95
7/31/2022	25.93	.89	(1.18)	(.29 )	(.82 )	(.98 )	(1.80)	23.84	(1.29)	16,215.25		3.54
Refer to the end of the table(s) for footnote(s).

The Income Fund of America	83

Financial highlights (continued)

Portfolio turnover rate for all share classes[5,6]	Year ended July 31,
	2026[7]	2025	2024	2023	2022
Excluding mortgage dollar roll transactions	59%	44%	43%	44%	40%
Including mortgage dollar roll transactions	77%	65%	92%	95%	72%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Amount less than $1 million.
[5]	Refer to Note 5 for more information on mortgage dollar rolls.
[6]	Rates do not include the portfolio activity of Capital Group Central Cash Fund.
[7]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

84	The Income Fund of America

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of The Income Fund of America:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of The Income Fund of America (the “Fund”), including the investment portfolio, as of July 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
September 11, 2026
We have served as the auditor of one or more American Funds investment companies since 1956.

The Income Fund of America	85

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended July 31, 2026:
Long-term capital gains	$8,631,426,000
Qualified dividend income	$2,945,225,000
Section 199A dividends	$123,789,000
Section 163(j) interest dividends	$2,326,057,000
Corporate dividends received deduction	$1,787,993,000
U.S. government income that may be exempt from state taxation	$429,063,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2027, to determine the calendar year amounts to be included on their 2026 tax returns. Shareholders should consult their tax advisors.

86	The Income Fund of America

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders

Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
5,060,780,843
Total shares voting on November 25, 2025:
4,436,773,458 (87.7% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	4,166,708,476	93.9%	270,064,982	6.1%
Charles E. Andrews	4,348,810,604	98.0%	87,962,854	2.0%
Joseph J. Bonner	4,351,046,044	98.1%	85,727,414	1.9%
Michael C. Camuñez	4,349,846,910	98.0%	86,926,548	2.0%
Vanessa C. L. Chang	4,342,432,341	97.9%	94,341,117	2.1%
Cecilia V. Estolano	4,347,937,138	98.0%	88,836,320	2.0%
Bradford F. Freer	4,353,363,418	98.1%	83,410,040	1.9%
Yvonne L. Greenstreet	4,350,305,742	98.1%	86,467,716	1.9%
Martin E. Koehler	4,352,926,602	98.1%	83,846,856	1.9%
Sharon I. Meers	4,351,300,088	98.1%	85,473,370	1.9%
Pascal Millaire	4,352,092,045	98.1%	84,681,413	1.9%
William I. Miller	4,351,079,121	98.1%	85,694,337	1.9%
Anne-Marie Peterson	4,353,132,827	98.1%	83,640,631	1.9%
Josette Sheeran	4,346,479,209	98.0%	90,294,249	2.0%
Remuneration paid to directors, officers and others

Refer to the Trustees’ deferred compensation disclosure in the Notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

The Income Fund of America	87

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the Trustees' deferred compensation disclosure in the Notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Income Fund of America

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: September 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: September 30, 2026

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: September 30, 2026